UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-24019
Victory Portfolios IV
(Exact name of registrant as specified in charter)

15935 La Cantera Parkway, San Antonio, Texas 78256
(Address of principal executive offices) (ZIP code)

Christopher J. Kelley, Victory Capital Management Inc.
60 State Street, Boston, MA 02109
(Name and address of agent for service)
Registrant's telephone number, including area code:
(617) 742-7825
Date of fiscal year end:
June 30
Date of reporting period:
June 30, 2025
Item 1. Report to Stockholders.
(a) The registrant’s annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

Victory Pioneer Bond Fund
Class A / PIOBX
ANNUAL SHAREHOLDER REPORT | June 30, 2025
This annual shareholder report contains important information about Victory Pioneer Bond Fund (the “Fund”) (successor to Pioneer Bond Fund) for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-225-6292. This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$81	0.78%
How did the Fund perform last year and what affected the Fund performance?
  For the fiscal year ended June 30, 2025, the Fund’s Class A shares at NAV returned 7.61%. For the same period, the Bloomberg U.S. Aggregate Bond Total Return Index, (the “Index”) returned 6.08%.
  The Fund’s performance relative to the Index benefited from overweight allocations to non-agency mortgage-backed securities, commercial mortgage backed securities and to the financial sector.
  Security selection in the financials and industrials sectors contributed to the Fund’s relative performance.
  The Fund’s average duration position of 6.68 years was long relative to the Index duration of 6.08 years, which contributed to the Fund’s relative performance, as yields generally moved lower during the period. Yield curve positioning was also a significant contributor to relative performance.
  The Fund’s out of Index exposure to insurance linked securities aided the Fund’s relative performance while the lower relative quality exposures within the industrials sector detracted from relative performance.
Fund Performance
The line graph below shows the change in value of a $10,000 investment made in Class A shares of the Fund at public offering price during the periods shown, compared to that of the Bloomberg U.S. Aggregate Bond Total Return Index.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Class A (with sales charge)	5.18%	0.38%	2.01%
Class A (without sales charge)	7.61%	0.83%	2.24%
Bloomberg U.S. Aggregate Bond Total Return Index	6.08%	-0.73%	1.76%
Call 1-800-225-6292 or visit https://advisor.vcm.com/literature/mutual-fund-prospectuses for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.
The performance data quoted represents past performance, which is no guarantee of future results.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
KEY FUND STATISTICS
(as of June 30, 2025)
Fund net assets	$4,941,922,442%
Total number of portfolio holdings	1,871^^
Total advisory fee paid	$13,873,134
Portfolio turnover rate	44%
^^	Excluding short-term investments, TBA sales commitments and all derivative contracts except for options purchased.
PORTFOLIO DIVERSIFICATION
(as of June 30, 2025 ) *
U.S. Government and Agency Obligations	41.4%
Corporate Bonds	33.4%
Asset Backed Securities	10.4%
Commercial Mortgage-Backed Securities	5.4%
Collateralized Mortgage Obligations	5.2%
Insurance-Linked Securities	3.6%
Foreign Government Bonds	0.4%
Senior Secured Floating Rate Loan Interests	0.2%
*	As a percentage of total investments excluding short-term investments, TBA sales commitments and all derivative contracts except for options purchased.
Material Fund Changes
Effective June 6, 2025, Pioneer Bond Fund (the “Predecessor Fund”) reorganized with Victory Pioneer Bond Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Fund on May 27, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.
In the Reorganization, shareholders holding Class A shares of the Predecessor Fund received Class A shares of the Fund.
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. The portfolio managers of Amundi US became employees of the Adviser.
Availability of Additional Information
Additional information about the Fund is available on vcm.com:
Full Financial Statements
Prospectus
Fund Holdings
Proxy Voting
Contact us at 800-225-6292.
Important notice to shareholders
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800-225-6292 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
PIOBX-AR-0825
Victory Capital Management

Victory Pioneer Bond Fund
Class C / PCYBX
ANNUAL SHAREHOLDER REPORT | June 30, 2025
This annual shareholder report contains important information about Victory Pioneer Bond Fund (the “Fund”) (successor to Pioneer Bond Fund) for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-225-6292. This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$147	1.42%
How did the Fund perform last year and what affected the Fund performance?
  For the fiscal year ended June 30, 2025, the Fund’s Class C shares at NAV returned 6.84%. For the same period, the Bloomberg U.S. Aggregate Bond Total Return Index, (the “Index”) returned 6.08%.
  The Fund’s performance relative to the Index benefited from overweight allocations to non-agency mortgage-backed securities, commercial mortgage backed securities and to the financial sector.
  Security selection in the financials and industrials sectors contributed to the Fund’s relative performance.
  The Fund’s average duration position of 6.68 years was long relative to the Index duration of 6.08 years, which contributed to the Fund’s relative performance, as yields generally moved lower during the period. Yield curve positioning was also a significant contributor to relative performance.
  The Fund’s out of Index exposure to insurance linked securities aided the Fund’s relative performance while the lower relative quality exposures within the industrials sector detracted from relative performance.
Fund Performance
The line graph below shows the change in value of a $10,000 investment made in Class C shares of the Fund during the periods shown, compared to that of the Bloomberg U.S. Aggregate Bond Total Return Index.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Class C (with contingent deferred sales charge)	5.84%	0.16%	1.55%
Class C (without contingent deferred sales charge)	6.84%	0.16%	1.55%
Bloomberg U.S. Aggregate Bond Total Return Index	6.08%	-0.73%	1.76%
Call 1-800-225-6292 or visit https://advisor.vcm.com/literature/mutual-fund-prospectuses for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.
The performance data quoted represents past performance, which is no guarantee of future results.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
KEY FUND STATISTICS
(as of June 30, 2025)
Fund net assets	$4,941,922,442%
Total number of portfolio holdings	1,871^^
Total advisory fee paid	$13,873,134
Portfolio turnover rate	44%
^^	Excluding short-term investments, TBA sales commitments and all derivative contracts except for options purchased.
PORTFOLIO DIVERSIFICATION
(as of June 30, 2025 ) *
U.S. Government and Agency Obligations	41.4%
Corporate Bonds	33.4%
Asset Backed Securities	10.4%
Commercial Mortgage-Backed Securities	5.4%
Collateralized Mortgage Obligations	5.2%
Insurance-Linked Securities	3.6%
Foreign Government Bonds	0.4%
Senior Secured Floating Rate Loan Interests	0.2%
*	As a percentage of total investments excluding short-term investments, TBA sales commitments and all derivative contracts except for options purchased.
Material Fund Changes
Effective June 6, 2025, Pioneer Bond Fund (the “Predecessor Fund”) reorganized with Victory Pioneer Bond Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Fund on May 27, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.
In the Reorganization, shareholders holding Class C shares of the Predecessor Fund received Class C shares of the Fund.
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. The portfolio managers of Amundi US became employees of the Adviser.
Availability of Additional Information
Additional information about the Fund is available on vcm.com:
Full Financial Statements
Prospectus
Fund Holdings
Proxy Voting
Contact us at 800-225-6292.
Important notice to shareholders
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800-225-6292 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
PCYBX-AR-0825
Victory Capital Management

Victory Pioneer Bond Fund
Class R / PBFRX
ANNUAL SHAREHOLDER REPORT | June 30, 2025
This annual shareholder report contains important information about Victory Pioneer Bond Fund (the “Fund”) (successor to Pioneer Bond Fund) for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-225-6292. This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$112	1.08%
How did the Fund perform last year and what affected the Fund performance?
  For the fiscal year ended June 30, 2025, the Fund’s Class R shares at NAV returned 7.38%. For the same period, the Bloomberg U.S. Aggregate Bond Total Return Index, (the “Index”) returned 6.08%.
  The Fund’s performance relative to the Index benefited from overweight allocations to non-agency mortgage-backed securities, commercial mortgage backed securities and to the financial sector.
  Security selection in the financials and industrials sectors contributed to the Fund’s relative performance.
  The Fund’s average duration position of 6.68 years was long relative to the Index duration of 6.08 years, which contributed to the Fund’s relative performance, as yields generally moved lower during the period. Yield curve positioning was also a significant contributor to relative performance.
  The Fund’s out of Index exposure to insurance linked securities aided the Fund’s relative performance while the lower relative quality exposures within the industrials sector detracted from relative performance.
Fund Performance
The line graph below shows the change in value of a $10,000 investment made in Class R shares of the Fund during the periods shown, compared to that of the Bloomberg U.S. Aggregate Bond Total Return Index.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Class R	7.38%	0.55%	1.97%
Bloomberg U.S. Aggregate Bond Total Return Index	6.08%	-0.73%	1.76%
Call 1-800-225-6292 or visit https://advisor.vcm.com/literature/mutual-fund-prospectuses for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.
The performance data quoted represents past performance, which is no guarantee of future results.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
KEY FUND STATISTICS
(as of June 30, 2025)
Fund net assets	$4,941,922,442%
Total number of portfolio holdings	1,871^^
Total advisory fee paid	$13,873,134
Portfolio turnover rate	44%
^^	Excluding short-term investments, TBA sales commitments and all derivative contracts except for options purchased.
PORTFOLIO DIVERSIFICATION
(as of June 30, 2025 ) *
U.S. Government and Agency Obligations	41.4%
Corporate Bonds	33.4%
Asset Backed Securities	10.4%
Commercial Mortgage-Backed Securities	5.4%
Collateralized Mortgage Obligations	5.2%
Insurance-Linked Securities	3.6%
Foreign Government Bonds	0.4%
Senior Secured Floating Rate Loan Interests	0.2%
*	As a percentage of total investments excluding short-term investments, TBA sales commitments and all derivative contracts except for options purchased.
Material Fund Changes
Effective June 6, 2025, Pioneer Bond Fund (the “Predecessor Fund”) reorganized with Victory Pioneer Bond Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Fund on May 27, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.
In the Reorganization, shareholders holding Class R shares of the Predecessor Fund received Class R shares of the Fund.
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. The portfolio managers of Amundi US became employees of the Adviser.
Availability of Additional Information
Additional information about the Fund is available on vcm.com:
Full Financial Statements
Prospectus
Fund Holdings
Proxy Voting
Contact us at 800-225-6292.
Important notice to shareholders
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800-225-6292 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
PBFRX-AR-0825
Victory Capital Management

Victory Pioneer Bond Fund
Class R6 / PBFKX
ANNUAL SHAREHOLDER REPORT | June 30, 2025
This annual shareholder report contains important information about Victory Pioneer Bond Fund (the “Fund”) (successor to Pioneer Bond Fund) for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-225-6292. This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$35	0.34%
How did the Fund perform last year and what affected the Fund performance?
  For the fiscal year ended June 30, 2025, the Fund’s Class R6 shares at NAV returned 8.09%. For the same period, the Bloomberg U.S. Aggregate Bond Total Return Index, (the “Index”) returned 6.08%.
  The Fund’s performance relative to the Index benefited from overweight allocations to non-agency mortgage-backed securities, commercial mortgage backed securities and to the financial sector.
  Security selection in the financials and industrials sectors contributed to the Fund’s relative performance.
  The Fund’s average duration position of 6.68 years was long relative to the Index duration of 6.08 years, which contributed to the Fund’s relative performance, as yields generally moved lower during the period. Yield curve positioning was also a significant contributor to relative performance.
  The Fund’s out of Index exposure to insurance linked securities aided the Fund’s relative performance while the lower relative quality exposures within the industrials sector detracted from relative performance.
Fund Performance
The line graph below shows the change in value of a $5 million investment made in Class R6 shares of the Fund during the periods shown, compared to that of the Bloomberg U.S. Aggregate Bond Total Return Index.
GROWTH OF $5 million
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Class R6	8.09%	1.29%	2.69%
Bloomberg U.S. Aggregate Bond Total Return Index	6.08%	-0.73%	1.76%
Call 1-800-225-6292 or visit https://advisor.vcm.com/literature/mutual-fund-prospectuses for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.
The performance data quoted represents past performance, which is no guarantee of future results.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
KEY FUND STATISTICS
(as of June 30, 2025)
Fund net assets	$4,941,922,442%
Total number of portfolio holdings	1,871^^
Total advisory fee paid	$13,873,134
Portfolio turnover rate	44%
^^	Excluding short-term investments, TBA sales commitments and all derivative contracts except for options purchased.
PORTFOLIO DIVERSIFICATION
(as of June 30, 2025 ) *
U.S. Government and Agency Obligations	41.4%
Corporate Bonds	33.4%
Asset Backed Securities	10.4%
Commercial Mortgage-Backed Securities	5.4%
Collateralized Mortgage Obligations	5.2%
Insurance-Linked Securities	3.6%
Foreign Government Bonds	0.4%
Senior Secured Floating Rate Loan Interests	0.2%
*	As a percentage of total investments excluding short-term investments, TBA sales commitments and all derivative contracts except for options purchased.
Material Fund Changes
Effective June 6, 2025, Pioneer Bond Fund (the “Predecessor Fund”) reorganized with Victory Pioneer Bond Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Fund on May 27, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.
In the Reorganization, shareholders holding Class K shares of the Predecessor Fund received Class R6 shares of the Fund.
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. The portfolio managers of Amundi US became employees of the Adviser.
Availability of Additional Information
Additional information about the Fund is available on vcm.com:
Full Financial Statements
Prospectus
Fund Holdings
Proxy Voting
Contact us at 800-225-6292.
Important notice to shareholders
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800-225-6292 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
PBFKX-AR-0825
Victory Capital Management

Victory Pioneer Bond Fund
Class Y / PICYX
ANNUAL SHAREHOLDER REPORT | June 30, 2025
This annual shareholder report contains important information about Victory Pioneer Bond Fund (the “Fund”) (successor to Pioneer Bond Fund) for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-225-6292. This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$47	0.45%
How did the Fund perform last year and what affected the Fund performance?
  For the fiscal year ended June 30, 2025, the Fund’s Class Y shares at NAV returned 8.01%. For the same period, the Bloomberg U.S. Aggregate Bond Total Return Index, (the “Index”) returned 6.08%.
  The Fund’s performance relative to the Index benefited from overweight allocations to non-agency mortgage-backed securities, commercial mortgage backed securities and to the financial sector.
  Security selection in the financials and industrials sectors contributed to the Fund’s relative performance.
  The Fund’s average duration position of 6.68 years was long relative to the Index duration of 6.08 years, which contributed to the Fund’s relative performance, as yields generally moved lower during the period. Yield curve positioning was also a significant contributor to relative performance.
  The Fund’s out of Index exposure to insurance linked securities aided the Fund’s relative performance while the lower relative quality exposures within the industrials sector detracted from relative performance.
Fund Performance
The line graph below shows the change in value of a $5 million investment made in Class Y shares of the Fund during the periods shown, compared to that of the Bloomberg U.S. Aggregate Bond Total Return Index.
GROWTH OF $5 million
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Class Y	8.01%	1.17%	2.58%
Bloomberg U.S. Aggregate Bond Total Return Index	6.08%	-0.73%	1.76%
Call 1-800-225-6292 or visit https://advisor.vcm.com/literature/mutual-fund-prospectuses for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.
The performance data quoted represents past performance, which is no guarantee of future results.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
KEY FUND STATISTICS
(as of June 30, 2025)
Fund net assets	$4,941,922,442%
Total number of portfolio holdings	1,871^^
Total advisory fee paid	$13,873,134
Portfolio turnover rate	44%
^^	Excluding short-term investments, TBA sales commitments and all derivative contracts except for options purchased.
PORTFOLIO DIVERSIFICATION
(as of June 30, 2025 ) *
U.S. Government and Agency Obligations	41.4%
Corporate Bonds	33.4%
Asset Backed Securities	10.4%
Commercial Mortgage-Backed Securities	5.4%
Collateralized Mortgage Obligations	5.2%
Insurance-Linked Securities	3.6%
Foreign Government Bonds	0.4%
Senior Secured Floating Rate Loan Interests	0.2%
*	As a percentage of total investments excluding short-term investments, TBA sales commitments and all derivative contracts except for options purchased.
Material Fund Changes
Effective June 6, 2025, Pioneer Bond Fund (the “Predecessor Fund”) reorganized with Victory Pioneer Bond Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Fund on May 27, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.
In the Reorganization, shareholders holding Class Y shares of the Predecessor Fund received Class Y shares of the Fund.
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. The portfolio managers of Amundi US became employees of the Adviser.
Availability of Additional Information
Additional information about the Fund is available on vcm.com:
Full Financial Statements
Prospectus
Fund Holdings
Proxy Voting
Contact us at 800-225-6292.
Important notice to shareholders
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800-225-6292 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
PICYX-AR-0825
Victory Capital Management

ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3) Compliance with applicable governmental laws, rules, and regulations;

(4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 19(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant’s Internet address and such intention.

Not applicable.

(f) The registrant must:

(1) File with the Commission, pursuant to Item 19(a)(1), a copy of its code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR (see attachment);

(2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

(3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made. See Item 19(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant’s Board of Trustees has determined that the registrant either:

(i) Has at least one audit committee financial expert serving on its audit committee; or

(ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant’s Board of Trustees has determined that the registrant has at least one audit committee financial expert.

(2) If the registrant provides the disclosure required by paragraph (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is “independent.” In order to be considered “independent” for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the Board of Trustees, or any other board committee:

(i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

(ii) Be an “interested person” of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Mr. Fred J. Ricciardi, an independent Trustee, is such an audit committee financial expert.

(3) If the registrant provides the disclosure required by paragraph (a)(1) (ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

The Trust paid Deloitte & Touche LLP for audit fees of $77,620 and $75,100 during the fiscal years ended June 30, 2025 and 2024, respectively.

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

The Trust paid aggregate non-audit fees to Deloitte & Touche LLP for tax services of $22,680 and $25,200 during the fiscal years ended June 30, 2025 and 2024, respectively.

(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

There were no other fees in 2025 or 2024.

(e) (1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

PIONEER FUNDS

APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES

PROVIDED BY THE INDEPENDENT AUDITOR

SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognize the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Amundi Asset Management US, Inc., the audit committee and the independent auditors.

The Funds recognize that a Fund’s independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund’s independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund’s independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

SECTION II - POLICY
SERVICE CATEGORY	SERVICE CATEGORY DESCRIPTION	SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES

I. AUDIT SERVICES	Services that are directly related to performing the independent audit of the Funds

•  Accounting research assistance

•  SEC consultation, registration statements, and reporting

•  Tax accrual related matters

•  Implementation of new accounting standards

•  Compliance letters (e.g. rating agency letters)

•  Regulatory reviews and assistance regarding financial matters

•  Semi-annual reviews (if requested)

•  Comfort letters for closed end offerings

II. AUDIT-RELATED SERVICES	Services which are not prohibited under Rule 210.2-01(C)(4) (the “Rule”) and are related extensions of the audit services support the audit, or use the knowledge/expertise gained from the audit procedures as a foundation to complete the project. In most cases, if the Audit-Related Services are not performed by the Audit firm, the scope of the Audit Services would likely increase. The Services are typically well-defined and governed by accounting professional standards (AICPA, SEC, etc.)	• AICPA attest and agreed-upon procedures • Technology control assessments • Financial reporting control assessments • Enterprise security architecture assessment

AUDIT COMMITTEE APPROVAL POLICY	AUDIT COMMITTEE REPORTING POLICY

•  “One-time” pre-approval for the audit period for all pre-approved specific service subcategories. Approval of the independent auditors as auditors for a Fund shall constitute pre approval for these services.

• A summary of all such services and related fees reported at each regularly scheduled Audit Committee meeting.

• “One-time” pre-approval for the fund fiscal year within a specified dollar limit for all pre-approved specific service subcategories	• A summary of all such services and related fees (including comparison to specified dollar limits) reported quarterly.

•  Specific approval is needed to exceed the pre-approved dollar limit for these services (see general Audit Committee approval policy below for details on obtaining specific approvals)

•  Specific approval is needed to use the Fund’s auditors for Audit-Related Services not denoted as “pre-approved”, or to add a specific service subcategory as “pre-approved”

SECTION III - POLICY DETAIL, CONTINUED

SERVICE CATEGORY	SERVICE CATEGORY DESCRIPTION	SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES

III. TAX SERVICES	Services which are not prohibited by the Rule, if an officer of the Fund determines that using the Fund’s auditor to provide these services creates significant synergy in the form of efficiency, minimized disruption, or the ability to maintain a desired level of confidentiality.	• Tax planning and support • Tax controversy assistance • Tax compliance, tax returns, excise tax returns and support • Tax opinions

AUDIT COMMITTEE APPROVAL POLICY	AUDIT COMMITTEE REPORTING POLICY

• “One-time” pre-approval for the fund fiscal year within a specified dollar limit	• A summary of all such services and related fees (including comparison to specified dollar limits) reported quarterly.

• Specific approval is needed to exceed the pre-approved dollar limits for these services (see general Audit Committee approval policy below for details on obtaining specific approvals)

• Specific approval is needed to use the Fund’s auditors for tax services not denoted as pre-approved, or to add a specific service subcategory as “pre-approved”

SECTION III - POLICY DETAIL, CONTINUED

SERVICE CATEGORY	SERVICE CATEGORY DESCRIPTION	SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES

IV. OTHER SERVICES A. SYNERGISTIC, UNIQUE QUALIFICATIONS	Services which are not prohibited by the Rule, if an officer of the Fund determines that using the Fund’s auditor to provide these services creates significant synergy in the form of efficiency, minimized disruption, the ability to maintain a desired level of confidentiality, or where the Fund’s auditors posses unique or superior qualifications to provide these services, resulting in superior value and results for the Fund.	• Business Risk Management support • Other control and regulatory compliance projects

AUDIT COMMITTEE APPROVAL POLICY	AUDIT COMMITTEE REPORTING POLICY

• “One-time” pre-approval for the fund fiscal year within a specified dollar limit	• A summary of all such services and related fees (including comparison to specified dollar limits) reported quarterly.

• Specific approval is needed to exceed the pre-approved dollar limits for these services (see general Audit Committee approval policy below for details on obtaining specific approvals)

•  Specific approval is needed to use the Fund’s auditors for “Synergistic” or “Unique Qualifications” Other Services not denoted as pre-approved to the left, or to add a specific service subcategory as “pre-approved”

SECTION III - POLICY DETAIL, CONTINUED

SERVICE CATEGORY	SERVICE CATEGORY DESCRIPTION	SPECIFIC PROHIBITED SERVICE SUBCATEGORIES
PROHIBITED SERVICES	Services which result in the auditors losing independence status under the Rule.

1. Bookkeeping or other services related to the accounting records or financial statements of the audit client*

2. Financial information systems design and implementation*

3. Appraisal or valuation services, fairness* opinions, or contribution-in-kind reports

4. Actuarial services (i.e., setting actuarial reserves versus actuarial audit work)*

5. Internal audit outsourcing services*

6. Management functions or human resources

7. Broker or dealer, investment advisor, or investment banking services

8. Legal services and expert services unrelated to the audit

9. Any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible

AUDIT COMMITTEE APPROVAL POLICY	AUDIT COMMITTEE REPORTING POLICY

•  These services are not to be performed with the exception of the(*) services that may be permitted if they would not be subject to audit procedures at the audit client (as defined in rule 2-01(f)(4)) level the firm providing the service.

• A summary of all services and related fees reported at each regularly scheduled Audit Committee meeting will serve as continual confirmation that has not provided any restricted services.

GENERAL AUDIT COMMITTEE APPROVAL POLICY:

•	For all projects, the officers of the Funds and the Fund’s auditors will each make an assessment to determine that any proposed projects will not impair independence.

•

Potential services will be classified into the four non-restricted service categories and the “Approval of Audit, Audit-Related, Tax and Other Services” Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

•	At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

(2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

Non-Audit Services

Beginning with non-audit service contracts entered into on or after May 6, 2003, the effective date of the new SEC pre-approval rules, the Trust’s audit committee is required to pre-approve services to affiliates defined by SEC rules to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Trust. For the years ended June 30, 2025 and 2024, there were no services provided to an affiliate that required the Trust’s audit committee pre-approval.

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountants engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrants accountant for services rendered to the registrant, and rendered to the registrants investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

The Trust paid aggregate non-audit fees to Deloitte & Touche LLP for tax services of $22,680 and $25,200 during the fiscal years ended June 30, 2025 and 2024, respectively.

(h) Disclose whether the registrants audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the registrants investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

The Fund’s audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the Affiliates (as defined) that were not pre- approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

N/A

(i) A registrant identified by the Commission pursuant to Section 104(i)(2)(A) of the Sarbanes-Oxley Act of 2002 (15 U.S.C. 7214(i)(2)(A)), as having retained, for the preparation of the audit report on its financial statements included in the Form NCSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board has determined it is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction must electronically submit to the Commission on a supplemental basis documentation that establishes that the registrant is not owned or controlled by a governmental entity in the foreign jurisdiction. The registrant must submit this documentation on or before the due date for this form. A registrant that is owned or controlled by a foreign governmental entity is not required to submit such documentation.

N/A

(j) A registrant that is a foreign issuer, as defined in 17 CFR 240.3b-4, identified by the Commission pursuant to Section 104(i)(2)(A) of the Sarbanes-Oxley Act of 2002 (15 U.S.C. 7214(i)(2)(A)), as having retained, for the preparation of the audit report on its financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board has determined it is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction, for each year in which the registrant is so identified, must provide the below disclosures. Also, any such identified foreign issuer that uses a variable-interest entity or any similar structure that results in additional foreign entities being consolidated in the financial statements of the registrant is required to provide the below disclosures for itself and its consolidated foreign operating entity or entities. A registrant must disclose:

(1) That, for the immediately preceding annual financial statement period, a registered public accounting firm that the PCAOB was unable to inspect or investigate completely, because of a position taken by an authority in the foreign jurisdiction, issued an audit report for the registrant;

N/A

(2) The percentage of shares of the registrant owned by governmental entities in the foreign jurisdiction in which the registrant is incorporated or otherwise organized;

N/A

(3) Whether governmental entities in the applicable foreign jurisdiction with respect to that registered public accounting firm have a controlling financial interest with respect to the registrant; N/A

(4) The name of each official of the Chinese Communist Party who is a member of the board of directors of the registrant or the operating entity with respect to the registrant;

N/A

(5) Whether the articles of incorporation of the registrant (or equivalent organizing document) contains any charter of the Chinese Communist Party, including the text of any such charter.

N/A

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17 CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)). If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

N/A

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17 CFR 240.10A-3(d)) regarding an exemption from the listing standards for audit committees.

N/A

ITEM 6. SCHEDULE OF INVESTMENTS.

File Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in 210.1212 of Regulation S-X [17 CFR 210.12-12], unless the schedule is included as part of the report to shareholders filed under Item 7 of this Form.

Included in Item 7

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Victory Pioneer Bond Fund*
(successor to Pioneer Bond Fund)*
Annual: Full Financials | June 30, 2025
* Effective June 6, 2025, during the annual reporting period covered by this report, Pioneer Bond Fund (the “Predecessor Fund”) reorganized with Victory Pioneer Bond Fund (the “Reorganization”). The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of Victory Pioneer Bond Fund.

visit us: vcm.com

Victory Pioneer Bond Fund | Annual | 6/30/251

Schedule of Investments  |  6/30/25
Principal Amount USD ($)		Value
	UNAFFILIATED ISSUERS — 109.3%
	Senior Secured Floating Rate Loan Interests — 0.2% of Net Assets*(a)
	Chemicals-Specialty — 0.0%†
1,366,587	Mativ Holdings, Inc., Term B Loan, 8.191% (Term SOFR + 375 bps), 4/20/28	$ 1,361,463
	Total Chemicals-Specialty	$1,361,463

	Computer Services — 0.1%
3,323,467	Amentum Holdings, Inc., Initial Term Loan, 6.577% (Term SOFR + 225 bps), 9/29/31	$ 3,322,430
	Total Computer Services	$3,322,430

	Cruise Lines — 0.0%†
1,091,750	LC Ahab US Bidco LLC, Second Amendment Incremental Term Loan, 7.327% (Term SOFR + 300 bps), 5/1/31	$ 1,090,385
	Total Cruise Lines	$1,090,385

	Electric-Generation — 0.0%†
307,204	Eastern Power LLC (Eastern Covert Midco LLC), Term Loan, 9.577% (Term SOFR + 525 bps), 4/3/28	$ 308,132
	Total Electric-Generation	$308,132

	Medical-Wholesale Drug Distribution — 0.1%
1,886,442	Owens & Minor, Inc., Term B-1 Loan, 8.177% (Term SOFR + 375 bps), 3/29/29	$ 1,887,621
	Total Medical-Wholesale Drug Distribution	$1,887,621

	Recreational Centers — 0.0%†
188,402	Fitness International LLC, Term B Loan, 9.577% (Term SOFR + 525 bps), 2/12/29	$ 189,344
	Total Recreational Centers	$189,344

	Total Senior Secured Floating Rate Loan Interests (Cost $8,128,639)	$8,159,375

	Asset Backed Securities — 10.7% of Net Assets
500,000	321 Henderson Receivables III LLC, Series 2008-1A, Class B, 8.37%, 1/15/46 (144A)	$ 507,529
147,297(a)	321 Henderson Receivables LLC, Series 2005-1A, Class A1, 4.656% (1 Month Term SOFR + 34 bps), 11/15/40 (144A)	143,815
958,660	Accelerated LLC, Series 2021-1H, Class C, 2.35%, 10/20/40 (144A)	889,279
5,282,915	ACHM Trust, Series 2024-HE2, Class A, 5.35%, 10/25/39 (144A)	5,275,015
The accompanying notes are an integral part of these financial statements.
2Victory Pioneer Bond Fund | Annual | 6/30/25

Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
1,676,905	ACM Auto Trust, Series 2024-2A, Class A, 6.06%, 2/20/29 (144A)	$ 1,681,347
534,073	Affirm Asset Securitization Trust, Series 2024-X1, Class A, 6.27%, 5/15/29 (144A)	534,512
1,602,400	Affirm Asset Securitization Trust, Series 2024-X2, Class A, 5.22%, 12/17/29 (144A)	1,603,199
2,130,392	Ally Bank Auto Credit-Linked Notes, Series 2024-A, Class D, 6.315%, 5/17/32 (144A)	2,151,948
738,864	Ally Bank Auto Credit-Linked Notes, Series 2024-A, Class E, 7.917%, 5/17/32 (144A)	751,593
2,976,225	Ally Bank Auto Credit-Linked Notes, Series 2024-B, Class E, 6.678%, 9/15/32 (144A)	2,992,600
9,190,000	American Credit Acceptance Receivables Trust, Series 2023-4, Class E, 9.79%, 8/12/31 (144A)	9,887,254
2,330,000	American Credit Acceptance Receivables Trust, Series 2024-3, Class D, 6.04%, 7/12/30 (144A)	2,380,846
6,720,000	American Credit Acceptance Receivables Trust, Series 2025-2, Class D, 5.50%, 7/14/31 (144A)	6,771,589
3,500,000	Amur Equipment Finance Receivables XII LLC, Series 2023-1A, Class C, 6.36%, 12/20/29 (144A)	3,601,937
1,110,000	Amur Equipment Finance Receivables XIII LLC, Series 2024-1A, Class C, 5.55%, 1/21/31 (144A)	1,129,010
2,612,578	Aqua Finance Trust, Series 2019-A, Class C, 4.01%, 7/16/40 (144A)	2,552,047
1,682,288	Aqua Finance Trust, Series 2020-AA, Class C, 3.97%, 7/17/46 (144A)	1,636,252
3,660,000	Avis Budget Rental Car Funding AESOP LLC, Series 2022-5A, Class C, 6.24%, 4/20/27 (144A)	3,671,388
2,800,000	Avis Budget Rental Car Funding AESOP LLC, Series 2023-6A, Class D, 7.37%, 12/20/29 (144A)	2,817,996
4,410,000	Avis Budget Rental Car Funding AESOP LLC, Series 2023-8A, Class D, 7.52%, 2/20/30 (144A)	4,454,387
2,660,000	Avis Budget Rental Car Funding AESOP LLC, Series 2024-1A, Class B, 5.85%, 6/20/30 (144A)	2,748,388
1,000,000	Avis Budget Rental Car Funding AESOP LLC, Series 2024-1A, Class C, 6.48%, 6/20/30 (144A)	1,029,473
6,397,644	Blackbird Capital II Aircraft Lease, Ltd., Series 2021-1A, Class A, 2.443%, 7/15/46 (144A)	5,999,017
2,750,000(a)	Carlyle US CLO, Ltd., Series 2019-4A, Class CR, 7.456% (3 Month Term SOFR + 320 bps), 4/15/35 (144A)	2,745,061
4,298,302(b)	Cascade MH Asset Trust, Series 2019-MH1, Class A, 4.00%, 11/25/44 (144A)	4,097,794
3,773,000	Cascade MH Asset Trust, Series 2021-MH1, Class M1, 2.992%, 2/25/46 (144A)	3,013,183
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Bond Fund | Annual | 6/30/253

Schedule of Investments  |  6/30/25 (continued)
Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
1,906,000	Cascade MH Asset Trust, Series 2021-MH1, Class M2, 3.693%, 2/25/46 (144A)	$ 1,546,084
3,745,000(b)	CFMT LLC, Series 2022-HB9, Class M3, 3.25%, 9/25/37 (144A)	3,483,550
3,623,810(b)	CFMT LLC, Series 2024-HB13, Class A, 3.00%, 5/25/34 (144A)	3,560,728
3,530,000(b)	CFMT LLC, Series 2024-HB13, Class M2, 3.00%, 5/25/34 (144A)	3,339,451
93,660(a)	Commonbond Student Loan Trust, Series 2017-BGS, Class A2, 5.084% (1 Month Term SOFR + 76 bps), 9/25/42 (144A)	92,140
12,425,000	Continental Finance Credit Card ABS Master Trust, Series 2022-A, Class A, 6.19%, 10/15/30 (144A)	12,463,757
1,890,000	Continental Finance Credit Card ABS Master Trust, Series 2024-A, Class A, 5.78%, 12/15/32 (144A)	1,913,786
4,875,000	Crockett Partners Equipment Co. IIA LLC, Series 2024-1C, Class A, 6.05%, 1/20/31 (144A)	4,924,814
2,400,000	DataBank Issuer, Series 2021-1A, Class B, 2.65%, 2/27/51 (144A)	2,338,796
2,630,000	DataBank Issuer, Series 2024-1A, Class A2, 5.30%, 1/26/54 (144A)	2,618,772
2,100,000	Dell Equipment Finance Trust, Series 2024-1, Class D, 6.12%, 9/23/30 (144A)	2,133,819
2,125,000	Dell Equipment Finance Trust, Series 2024-2, Class D, 5.29%, 2/24/31 (144A)	2,139,717
8,720,000	Drive Auto Receivables Trust, Series 2024-2, Class D, 4.94%, 5/17/32	8,730,454
15,770,000	Drive Auto Receivables Trust, Series 2025-1, Class D, 5.41%, 9/15/32	15,946,690
11,290,000	Exeter Automobile Receivables Trust, Series 2023-5A, Class D, 7.13%, 2/15/30	11,738,601
7,480,000	Exeter Automobile Receivables Trust, Series 2024-3A, Class D, 5.98%, 9/16/30	7,647,552
25,070,000	Exeter Automobile Receivables Trust, Series 2024-4A, Class D, 5.81%, 12/16/30	25,590,631
6,500,000	Exeter Automobile Receivables Trust, Series 2024-5A, Class D, 5.06%, 2/18/31	6,504,059
15,080,000	Exeter Automobile Receivables Trust, Series 2025-3A, Class D, 5.57%, 10/15/31	15,330,189
12,027,721(b)	FIGRE Trust, Series 2024-HE3, Class A, 5.937%, 7/25/54 (144A)	12,192,516
20,636,059(b)	FIGRE Trust, Series 2024-HE6, Class A, 5.724%, 12/25/54 (144A)	20,829,231
11,115,402(b)	FIGRE Trust, Series 2025-HE1, Class A, 5.829%, 1/25/55 (144A)	11,236,670
The accompanying notes are an integral part of these financial statements.
4Victory Pioneer Bond Fund | Annual | 6/30/25

Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
4,685,014(b)	FIGRE Trust, Series 2025-HE2, Class A, 5.775%, 3/25/55 (144A)	$ 4,746,620
4,571,844(c)	Finance of America Structured Securities Trust, Series 2021-S2, Class A2, 2.75%, 9/25/71 (144A)	4,441,320
7,269,668(c)	Finance of America Structured Securities Trust, Series 2022-S1, Class A1, 2.00%, 2/25/52 (144A)	7,102,425
7,814,172(c)	Finance of America Structured Securities Trust, Series 2022-S1, Class A2, 3.00%, 2/25/52 (144A)	7,631,028
1,575,000(a)	First Eagle BSL CLO, Ltd., Series 2019-1A, Class C, 8.881% (3 Month Term SOFR + 461 bps), 1/20/33 (144A)	1,572,519
962,640	Foundation Finance Trust, Series 2019-1A, Class B, 4.22%, 11/15/34 (144A)	959,489
1,347,797	Foundation Finance Trust, Series 2021-1A, Class A, 1.27%, 5/15/41 (144A)	1,272,133
4,662,000	GLS Auto Receivables Issuer Trust, Series 2023-4A, Class D, 7.18%, 8/15/29 (144A)	4,847,191
5,210,000	GLS Auto Receivables Issuer Trust, Series 2024-2A, Class D, 6.19%, 2/15/30 (144A)	5,340,662
16,850,000	GLS Auto Receivables Issuer Trust, Series 2024-3A, Class D, 5.53%, 2/18/31 (144A)	17,091,164
2,730,000	GLS Auto Receivables Issuer Trust, Series 2025-2A, Class D, 5.59%, 1/15/31 (144A)	2,776,427
2,068,000	GLS Auto Select Receivables Trust, Series 2024-4A, Class D, 5.28%, 10/15/31 (144A)	2,084,670
1,640,000	Granite Park Equipment Leasing LLC, Series 2023-1A, Class D, 7.00%, 8/22/33 (144A)	1,712,989
8,161,231(b)	GS Mortgage-Backed Securities Trust, Series 2025-SL1, Class A1, 5.847%, 11/25/67 (144A)	8,206,308
3,150,000	Hertz Vehicle Financing III LLC, Series 2024-1A, Class C, 6.70%, 1/25/29 (144A)	3,182,889
4,585,000	Hertz Vehicle Financing III LLC, Series 2024-2A, Class C, 6.70%, 1/27/31 (144A)	4,626,373
212,128	HIN Timeshare Trust, Series 2020-A, Class D, 5.50%, 10/9/39 (144A)	206,485
5,782,342(d)	HOA Funding LLC - HOA, Series 2021-1A, Class A2, 4.723%, 8/20/51 (144A)	1,301,027
2,858,179	Home Partners of America Trust, Series 2019-1, Class D, 3.406%, 9/17/39 (144A)	2,746,522
4,218,409	Home Partners of America Trust, Series 2019-2, Class E, 3.32%, 10/19/39 (144A)	4,015,592
2,800,000	HPEFS Equipment Trust, Series 2024-2A, Class D, 5.82%, 4/20/32 (144A)	2,848,960
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Bond Fund | Annual | 6/30/255

Schedule of Investments  |  6/30/25 (continued)
Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
1,085,916(a)	Huntington Bank Auto Credit-Linked Notes, Series 2024-1, Class C, 7.452% (SOFR30A + 315 bps), 5/20/32 (144A)	$ 1,094,636
2,727,562	J.G. Wentworth XLI LLC, Series 2018-1A, Class A, 3.74%, 10/17/72 (144A)	2,426,772
4,172,550	JG Wentworth XLIII LLC, Series 2019-1A, Class A, 3.82%, 8/17/71 (144A)	3,717,577
56,037	JG Wentworth XXII LLC, Series 2010-3A, Class A, 3.82%, 12/15/48 (144A)	55,415
901,053	JPMorgan Chase Bank NA - CACLN, Series 2021-3, Class F, 3.694%, 2/26/29 (144A)	900,123
6,470,000	Libra Solutions LLC, Series 2024-1A, Class A, 5.88%, 9/30/38 (144A)	6,425,442
7,560,000	Merchants Fleet Funding LLC, Series 2024-1A, Class C, 6.18%, 4/20/37 (144A)	7,647,558
5,270,000	Merchants Fleet Funding LLC, Series 2024-1A, Class D, 6.85%, 4/20/37 (144A)	5,336,645
8,010,000	Mission Lane Credit Card Master Trust, Series 2024-B, Class A, 5.88%, 1/15/30 (144A)	8,073,671
5,200,000	Mission Lane Credit Card Master Trust, Series 2024-B, Class B, 6.32%, 1/15/30 (144A)	5,238,989
1,347,664	Mosaic Solar Loan Trust, Series 2019-2A, Class A, 2.88%, 9/20/40 (144A)	1,186,187
555,370	Mosaic Solar Loan Trust, Series 2020-1A, Class A, 2.10%, 4/20/46 (144A)	493,141
171,432	MVW LLC, Series 2020-1A, Class C, 4.21%, 10/20/37 (144A)	169,037
5,095,000	Nelnet Student Loan Trust, Series 2021-A, Class B1, 2.85%, 4/20/62 (144A)	4,506,064
2,850,000(a)	Newark BSL CLO 1, Ltd., Series 2016-1A, Class CR, 7.544% (3 Month Term SOFR + 326 bps), 12/21/29 (144A)	2,857,265
2,690,000	NMEF Funding LLC, Series 2022-B, Class C, 8.54%, 6/15/29 (144A)	2,748,348
7,760,000	NMEF Funding LLC, Series 2024-A, Class C, 6.33%, 12/15/31 (144A)	7,825,299
2,437,119	Pagaya AI Debt Grantor Trust, Series 2024-10, Class A, 5.183%, 6/15/32 (144A)	2,445,888
3,000,000(a)	Palmer Square Loan Funding, Ltd., Series 2022-1A, Class C, 6.856% (3 Month Term SOFR + 260 bps), 4/15/30 (144A)	2,996,133
10,105,000	Prestige Auto Receivables Trust, Series 2024-2A, Class D, 5.15%, 7/15/30 (144A)	10,124,460
4,400,000	Prestige Auto Receivables Trust, Series 2025-1A, Class D, 6.02%, 7/15/31 (144A)	4,445,956
The accompanying notes are an integral part of these financial statements.
6Victory Pioneer Bond Fund | Annual | 6/30/25

Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
2,998,604(c)	RCKT Mortgage Trust, Series 2025-CES5, Class A1A, 5.687%, 5/25/55 (144A)	$ 3,025,231
5,485,481(a)	ReadyCap Lending Small Business Loan Trust, Series 2023-3, Class A, 7.57% (PRIME + 7 bps), 4/25/48 (144A)	5,538,333
4,640,000	Regional Management Issuance Trust, Series 2024-2, Class A, 5.11%, 12/15/33 (144A)	4,665,387
2,792,642	Republic Finance Issuance Trust, Series 2021-A, Class A, 2.30%, 12/22/31 (144A)	2,776,049
2,300,000	Republic Finance Issuance Trust, Series 2021-A, Class C, 3.53%, 12/22/31 (144A)	2,235,989
3,000,000(b)	RMF Buyout Issuance Trust, Series 2021-HB1, Class M3, 3.69%, 11/25/31 (144A)	2,837,029
9,076,473(b)	Saluda Grade Alternative Mortgage Trust, Series 2021-FIG2, Class A2, 3.50%, 10/25/51 (144A)	8,560,249
4,125,000(b)	Saluda Grade Alternative Mortgage Trust, Series 2022-SEQ2, Class A3, 4.50%, 2/25/52 (144A)	4,013,488
3,388,980	Santander Bank Auto Credit-Linked Notes, Series 2024-A, Class E, 7.762%, 6/15/32 (144A)	3,410,945
5,080,000	Santander Drive Auto Receivables Trust, Series 2024-2, Class D, 6.28%, 8/15/31	5,244,592
12,410,000	Santander Drive Auto Receivables Trust, Series 2024-4, Class D, 5.32%, 12/15/31	12,539,274
2,760,000	SCF Equipment Leasing LLC, Series 2024-1A, Class D, 6.58%, 6/21/33 (144A)	2,899,489
2,750,000(a)	Sound Point CLO XXVIII, Ltd., Series 2020-3A, Class D, 8.193% (3 Month Term SOFR + 391 bps), 1/25/32 (144A)	2,736,605
2,470,297	SpringCastle America Funding LLC, Series 2020-AA, Class A, 1.97%, 9/25/37 (144A)	2,325,323
8,039,997(b)	Towd Point Mortgage Trust, Series 2024-CES2, Class A1A, 6.125%, 2/25/64 (144A)	8,108,870
3,330,000	Tricolor Auto Securitization Trust, Series 2024-2A, Class C, 6.93%, 4/17/28 (144A)	3,370,527
1,870,000	Tricolor Auto Securitization Trust, Series 2024-3A, Class C, 5.73%, 12/15/28 (144A)	1,875,004
5,650,000	Tricon American Homes Trust, Series 2020-SFR2, Class E1, 2.73%, 11/17/39 (144A)	5,343,588
31,167	United States Small Business Administration, Series 2008-20D, Class 1, 5.37%, 4/1/28	31,475
32,148	United States Small Business Administration, Series 2008-20H, Class 1, 6.02%, 8/1/28	32,818
22,317	United States Small Business Administration, Series 2008-20J, Class 1, 5.63%, 10/1/28	22,489
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Bond Fund | Annual | 6/30/257

Schedule of Investments  |  6/30/25 (continued)
Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
20,429	United States Small Business Administration, Series 2008-20L, Class 1, 6.22%, 12/1/28	$ 20,956
10,860	United States Small Business Administration, Series 2009-20A, Class 1, 5.72%, 1/1/29	10,941
25,098	United States Small Business Administration, Series 2009-20I, Class 1, 4.20%, 9/1/29	24,924
3,145,000	VFI ABS LLC, Series 2023-1A, Class C, 9.26%, 12/24/29 (144A)	3,244,506
8,658,830(c)	Vista Point Securitization Trust, Series 2024-CES1, Class A1, 6.676%, 5/25/54 (144A)	8,768,087
2,670,000	VStrong Auto Receivables Trust, Series 2023-A, Class D, 9.31%, 2/15/30 (144A)	2,903,410
2,375,890	Westgate Resorts LLC, Series 2022-1A, Class C, 2.488%, 8/20/36 (144A)	2,361,527
8,730,000	Westlake Automobile Receivables Trust, Series 2024-2A, Class D, 5.91%, 4/15/30 (144A)	8,891,908
	Total Asset Backed Securities (Cost $532,602,079)	$528,614,878

	Collateralized Mortgage Obligations—5.4% of Net Assets
12,559,000(b)	BINOM Securitization Trust, Series 2022-RPL1, Class M2, 3.00%, 2/25/61 (144A)	$ 9,551,536
3,097,465(b)	Brean Asset Backed Securities Trust, Series 2021-RM1, Class A, 1.40%, 10/25/63 (144A)	2,891,649
2,985,000(b)	Bunker Hill Loan Depositary Trust, Series 2020-1, Class A3, 3.253%, 2/25/55 (144A)	2,813,058
2,580,000(b)	CFMT LLC, Series 2024-HB14, Class M1, 3.00%, 6/25/34 (144A)	2,466,104
1,840,000(b)	CFMT LLC, Series 2024-HB14, Class M2, 3.00%, 6/25/34 (144A)	1,742,354
2,130,000(b)	CFMT LLC, Series 2024-HB15, Class M2, 4.00%, 8/25/34 (144A)	2,043,237
5,170,000(b)	CIM Trust, Series 2020-R2, Class M3, 3.00%, 10/25/59 (144A)	3,957,869
2,035,000(a)	Connecticut Avenue Securities Trust, Series 2022-R02, Class 2M2, 7.305% (SOFR30A + 300 bps), 1/25/42 (144A)	2,081,410
3,230,000(a)	Connecticut Avenue Securities Trust, Series 2024-R03, Class 2M2, 6.256% (SOFR30A + 195 bps), 3/25/44 (144A)	3,256,147
2,500,000(a)	Connecticut Avenue Securities Trust, Series 2024-R05, Class 2M2, 6.005% (SOFR30A + 170 bps), 7/25/44 (144A)	2,509,152
2,912,606(c)	COOPR Residential Mortgage Trust, Series 2025-CES1, Class A1A, 5.654%, 5/25/60 (144A)	2,939,902
The accompanying notes are an integral part of these financial statements.
8Victory Pioneer Bond Fund | Annual | 6/30/25

Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
2,490,163(b)	CSMC Trust, Series 2021-RPL2, Class M1, 2.75%, 1/25/60 (144A)	$ 1,875,460
2,350,000(b)	CSMC Trust, Series 2021-RPL2, Class M2, 3.25%, 1/25/60 (144A)	1,721,969
6,810,000(a)	Eagle Re, Ltd., Series 2023-1, Class M1B, 8.255% (SOFR30A + 395 bps), 9/26/33 (144A)	6,983,966
3,866,468(a)(e)	Federal Home Loan Mortgage Corp. REMICs, Series 4091, Class SH, 2.132% (SOFR30A + 644 bps), 8/15/42	570,197
2,295,165(e)	Federal Home Loan Mortgage Corp. REMICs, Series 4999, Class QI, 4.00%, 5/25/50	456,988
2,351,431(e)	Federal Home Loan Mortgage Corp. REMICs, Series 5067, Class GI, 4.00%, 12/25/50	490,081
12,931,999	Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust, Series 2018-4, Class M, 4.75%, 3/25/58 (144A)	12,446,771
2,470,000(b)	Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust, Series 2020-1, Class M, 4.25%, 8/25/59 (144A)	2,365,701
3,600,455(b)	Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust, Series 2020-2, Class M, 4.25%, 11/25/59 (144A)	3,465,804
5,849,875(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2024-DNA3, Class A1, 5.355% (SOFR30A + 105 bps), 10/25/44 (144A)	5,849,859
1,870,473(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2024-DNA3, Class M1, 5.305% (SOFR30A + 100 bps), 10/25/44 (144A)	1,869,927
109,934(b)	Federal National Mortgage Association Grantor Trust, Series 2004-T2, Class 2A, 5.271%, 7/25/43	111,673
1,851,140(e)	Federal National Mortgage Association REMICs, Series 2020-83, Class EI, 4.00%, 11/25/50	377,236
152,463,674(b)(e)	Flagstar Mortgage Trust, Series 2021-4, Class AX1, 0.205%, 6/1/51 (144A)	1,955,453
146,662	Government National Mortgage Association, Series 2013-169, Class TE, 3.25%, 4/16/27	144,809
11,276,317(e)	Government National Mortgage Association, Series 2019-159, Class CI, 3.50%, 12/20/49	1,908,042
9,442,543(a)(e)	Government National Mortgage Association, Series 2020-9, Class SA, 7.559% (1 Month Term SOFR + 324 bps), 1/20/50	135,364
10,639,061(c)	GS Mortgage Backed Securities Trust, Series 2025-CES1, Class A1A, 5.568%, 5/25/55 (144A)	10,685,258
4,820,000(b)	GS Mortgage-Backed Securities Corp. Trust, Series 2022-PJ4, Class A33, 3.00%, 9/25/52 (144A)	3,410,257
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Bond Fund | Annual | 6/30/259

Schedule of Investments  |  6/30/25 (continued)
Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
2,778,262(b)	GS Mortgage-Backed Securities Trust, Series 2021-PJ9, Class B3, 2.927%, 2/26/52 (144A)	$ 2,256,526
1,590,000(a)	Home Re, Ltd., Series 2023-1, Class M1B, 8.905% (SOFR30A + 460 bps), 10/25/33 (144A)	1,634,058
2,877,457(b)	Homeward Opportunities Fund I Trust, Series 2020-2, Class A3, 3.196%, 5/25/65 (144A)	2,845,832
2,185,000(b)	Homeward Opportunities Fund I Trust, Series 2020-2, Class M1, 3.897%, 5/25/65 (144A)	2,112,747
50,768,698(b)(e)	Hundred Acre Wood Trust, Series 2021-INV1, Class AX1, 0.232%, 7/25/51 (144A)	680,940
10,301,148(b)	Hundred Acre Wood Trust, Series 2021-INV3, Class A3, 2.50%, 12/25/51 (144A)	8,413,169
1,800,000(b)	Imperial Fund Mortgage Trust, Series 2021-NQM2, Class B1, 3.295%, 9/25/56 (144A)	1,294,594
2,065,000(b)	Imperial Fund Mortgage Trust, Series 2021-NQM2, Class M1, 2.489%, 9/25/56 (144A)	1,473,524
8,150,975	IMS Ecuadorian Mortgage Trust, Series 2021-1, Class GA, 3.40%, 8/18/43 (144A)	7,845,314
99,421,693(b)(e)	JP Morgan Mortgage Trust, Series 2021-10, Class AX1, 0.116%, 12/25/51 (144A)	647,742
5,406,009(b)	JP Morgan Mortgage Trust, Series 2021-10, Class B1, 2.803%, 12/25/51 (144A)	4,414,265
4,632,238(b)	JP Morgan Mortgage Trust, Series 2021-7, Class B2, 2.795%, 11/25/51 (144A)	3,725,278
85,625,702(b)(e)	JP Morgan Mortgage Trust, Series 2021-8, Class AX1, 0.115%, 12/25/51 (144A)	547,679
2,517,714(b)	JP Morgan Mortgage Trust, Series 2021-INV1, Class B1, 2.972%, 10/25/51 (144A)	2,093,430
6,420,000(b)	JP Morgan Mortgage Trust, Series 2022-4, Class A5, 3.00%, 10/25/52 (144A)	4,547,953
7,114,000(b)	JP Morgan Mortgage Trust, Series 2022-LTV1, Class M1, 3.513%, 7/25/52 (144A)	4,617,372
939,086	La Hipotecaria El Salvadorian Mortgage Trust, Series 2016-1A, Class A, 3.358%, 1/15/46 (144A)	873,350
1,407,487(a)	La Hipotecaria Panamanian Mortgage Trust, Series 2014-1A, Class A1, 3.508% (Panamanian Mortgage Reference Rate - 224 bps), 11/24/42 (144A)	1,382,856
6,674,628	La Hipotecaria Panamanian Mortgage Trust, Series 2021-1, Class GA, 4.35%, 7/13/52 (144A)	6,036,814
9,043,891(b)	Mello Mortgage Capital Acceptance, Series 2021-INV2, Class A15, 2.50%, 8/25/51 (144A)	7,315,662
4,358,907(b)	Mello Mortgage Capital Acceptance, Series 2021-MTG2, Class B1, 2.668%, 6/25/51 (144A)	3,570,125
The accompanying notes are an integral part of these financial statements.
10Victory Pioneer Bond Fund | Annual | 6/30/25

Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
70,187(b)	MFA Trust, Series 2020-NQM1, Class A3, 3.30%, 8/25/49 (144A)	$ 66,351
10,950,000(b)	New Residential Mortgage Loan Trust, Series 2019-RPL2, Class M2, 3.75%, 2/25/59 (144A)	9,700,303
2,628,415(b)	Oceanview Mortgage Trust, Series 2021-5, Class B2, 2.968%, 10/25/51 (144A)	2,214,584
4,740,000(b)	Onity Loan Investment Trust, Series 2024-HB2, Class M2, 5.00%, 8/25/37 (144A)	4,651,619
6,198,615(b)	PRMI Securitization Trust, Series 2021-1, Class B1, 2.477%, 4/25/51 (144A)	4,969,098
2,540,810(b)	PRMI Securitization Trust, Series 2021-1, Class B2, 2.477%, 4/25/51 (144A)	2,023,585
3,171,753(b)	Provident Funding Mortgage Trust, Series 2021-1, Class B1, 2.384%, 4/25/51 (144A)	2,611,081
3,193,278(b)	Provident Funding Mortgage Trust, Series 2021-2, Class B1, 2.348%, 4/25/51 (144A)	2,556,124
2,650,831(b)	Provident Funding Mortgage Trust, Series 2021-J1, Class B1, 2.637%, 10/25/51 (144A)	2,226,780
2,732,178(b)	Provident Funding Mortgage Trust, Series 2021-J1, Class B2, 2.637%, 10/25/51 (144A)	2,282,159
1,690,158(a)	Radnor Re, Ltd., Series 2023-1, Class M1A, 7.005% (SOFR30A + 270 bps), 7/25/33 (144A)	1,698,565
3,769,659(b)	Rate Mortgage Trust, Series 2021-J3, Class B2, 2.712%, 10/25/51 (144A)	3,118,535
3,733,522(b)	Rate Mortgage Trust, Series 2021-J4, Class B3, 2.631%, 11/25/51 (144A)	2,906,510
2,950,764(b)	RCKT Mortgage Trust, Series 2021-3, Class A25, 2.50%, 7/25/51 (144A)	2,386,892
12,685,000(b)	RCKT Mortgage Trust, Series 2022-3, Class A17, 3.00%, 5/25/52 (144A)	8,945,027
3,959,963(b)	RMF Proprietary Issuance Trust, Series 2021-2, Class A, 2.125%, 9/25/61 (144A)	3,639,334
8,015,566(b)	Saluda Grade Alternative Mortgage Trust, Series 2024-CES1, Class A1, 6.306%, 3/25/54 (144A)	8,114,068
183,858(b)	Sequoia Mortgage Trust, Series 2012-6, Class B3, 3.67%, 12/25/42	178,253
21,155(b)	Sequoia Mortgage Trust, Series 2018-CH3, Class A1, 4.50%, 8/25/48 (144A)	20,915
4,725,000(b)	Sequoia Mortgage Trust, Series 2022-1, Class A7, 2.50%, 2/25/52 (144A)	3,095,888
10,000,000(b)	Towd Point Mortgage Trust, Series 2019-3, Class M2D, 3.25%, 2/25/59 (144A)	7,978,891
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Bond Fund | Annual | 6/30/2511

Schedule of Investments  |  6/30/25 (continued)
Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
4,610,000(a)	Towd Point Mortgage Trust, Series 2019-HY1, Class B2, 6.584% (1 Month Term SOFR + 226 bps), 10/25/48 (144A)	$ 4,673,185
2,000,000(a)	Towd Point Mortgage Trust, Series 2019-HY2, Class B1, 6.684% (1 Month Term SOFR + 236 bps), 5/25/58 (144A)	2,015,460
10,718,204(b)	Towd Point Mortgage Trust, Series 2021-R1, Class A1, 2.918%, 11/30/60 (144A)	9,332,170
5,322,638(a)	Triangle Re, Ltd., Series 2023-1, Class M1A, 7.705% (SOFR30A + 340 bps), 11/25/33 (144A)	5,381,407
2,810,000(b)	Wells Fargo Mortgage Backed Securities Trust, Series 2022-2, Class A5, 3.00%, 12/25/51 (144A)	1,980,712
11,105,000(b)	Wells Fargo Mortgage Backed Securities Trust, Series 2022-2, Class A6, 2.50%, 12/25/51 (144A)	7,226,347
	Total Collateralized Mortgage Obligations (Cost $303,480,582)	$267,400,306

	Commercial Mortgage-Backed Securities—5.6% of Net Assets
4,950,503(a)	ACREC, Ltd., Series 2021-FL1, Class A, 5.579% (1 Month Term SOFR + 126 bps), 10/16/36 (144A)	$ 4,938,632
1,770,000(a)	Arbor Realty Collateralized Loan Obligation, Ltd., Series 2025-BTR1, Class A, 6.246% (1 Month Term SOFR + 193 bps), 1/20/41 (144A)	1,765,609
4,450,000(a)	Arbor Realty Collateralized Loan Obligation, Ltd., Series 2025-BTR1, Class AS, 6.958% (1 Month Term SOFR + 264 bps), 1/20/41 (144A)	4,438,867
2,670,000(a)	Arbor Realty Collateralized Loan Obligation, Ltd., Series 2025-BTR1, Class B, 7.508% (1 Month Term SOFR + 319 bps), 1/20/41 (144A)	2,661,648
1,480,000(a)	Arbor Realty Collateralized Loan Obligation, Ltd., Series 2025-BTR1, Class C, 8.008% (1 Month Term SOFR + 369 bps), 1/20/41 (144A)	1,474,445
6,975,000(a)	Arbor Realty Commercial Real Estate Notes, Ltd., Series 2021-FL3, Class C, 6.276% (1 Month Term SOFR + 196 bps), 8/15/34 (144A)	6,944,017
7,740,000(a)	Arbor Realty Commercial Real Estate Notes, Ltd., Series 2022-FL1, Class C, 6.604% (SOFR30A + 230 bps), 1/15/37 (144A)	7,749,674
4,360,000(a)	AREIT Trust, Series 2022-CRE6, Class D, 7.151% (SOFR30A + 285 bps), 1/20/37 (144A)	4,323,992
1,684,483(c)(e)+	Bayview Commercial Asset Trust, Series 2007-2A, Class IO, 0.000%, 7/25/37 (144A)	—
The accompanying notes are an integral part of these financial statements.
12Victory Pioneer Bond Fund | Annual | 6/30/25

Principal Amount USD ($)		Value
	Commercial Mortgage-Backed Securities—(continued)
7,340,000	Benchmark Mortgage Trust, Series 2018-B8, Class A4, 3.963%, 1/15/52	$ 7,208,513
2,615,000(b)	Benchmark Mortgage Trust, Series 2020-IG3, Class B, 3.357%, 9/15/48 (144A)	1,792,024
3,030,000(b)	Benchmark Mortgage Trust, Series 2022-B34, Class AM, 3.956%, 4/15/55	2,699,532
4,980,000(a)	BSPRT Issuer, Ltd., Series 2022-FL8, Class C, 6.604% (SOFR30A + 230 bps), 2/15/37 (144A)	4,962,799
1,171,665(a)	BSREP Commercial Mortgage Trust, Series 2021-DC, Class B, 5.776% (1 Month Term SOFR + 146 bps), 8/15/38 (144A)	1,037,269
7,615,000(b)	BX Commercial Mortgage Trust, Series 2021-VIV5, Class A, 2.843%, 3/9/44 (144A)	6,874,045
17,400,000	BX Trust, Series 2019-OC11, Class A, 3.202%, 12/9/41 (144A)	16,223,520
4,250,000(a)	BX Trust, Series 2021-ARIA, Class A, 5.326% (1 Month Term SOFR + 101 bps), 10/15/36 (144A)	4,246,016
3,875,000(a)	BX Trust, Series 2021-ARIA, Class B, 5.723% (1 Month Term SOFR + 141 bps), 10/15/36 (144A)	3,870,156
13,115,000(a)	BX Trust, Series 2021-ARIA, Class D, 6.322% (1 Month Term SOFR + 201 bps), 10/15/36 (144A)	13,090,409
7,642,000(a)	BX Trust, Series 2021-ARIA, Class E, 6.671% (1 Month Term SOFR + 236 bps), 10/15/36 (144A)	7,622,895
4,869,730	Citigroup Commercial Mortgage Trust, Series 2018-C5, Class A3, 3.963%, 6/10/51	4,812,321
11,065,000(a)	COMM Mortgage Trust, Series 2024-WCL1, Class A, 6.153% (1 Month Term SOFR + 184 bps), 6/15/41 (144A)	11,061,538
12,150,000(a)	Dwight Issuer LLC, Series 2025-FL1, Class A, 5.962% (1 Month Term SOFR + 166 bps), 9/18/42 (144A)	12,127,219
329,382(a)	Federal Home Loan Mortgage Corp. Multifamily Structured Credit Risk, Series 2021-MN1, Class M1, 6.305% (SOFR30A + 200 bps), 1/25/51 (144A)	327,873
6,790,000(a)	Federal Home Loan Mortgage Corp. Multifamily Structured Credit Risk, Series 2021-MN3, Class M2, 8.305% (SOFR30A + 400 bps), 11/25/51 (144A)	6,998,369
2,500,000(b)	FREMF Mortgage Trust, Series 2017-KW03, Class B, 4.214%, 7/25/27 (144A)	2,405,852
3,244,609(a)	FREMF Mortgage Trust, Series 2018-KSW4, Class B, 6.876% (SOFR30A + 256 bps), 10/25/28	3,097,198
1,745,000(a)	FREMF Mortgage Trust, Series 2018-KSW4, Class C, 9.426% (SOFR30A + 511 bps), 10/25/28	1,598,884
4,590,000(b)	FREMF Mortgage Trust, Series 2019-K88, Class C, 4.53%, 2/25/52 (144A)	4,475,605
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Bond Fund | Annual | 6/30/2513

Schedule of Investments  |  6/30/25 (continued)
Principal Amount USD ($)		Value
	Commercial Mortgage-Backed Securities—(continued)
4,106,918(a)	FREMF Mortgage Trust, Series 2019-KF64, Class B, 6.726% (SOFR30A + 241 bps), 6/25/26 (144A)	$ 4,042,860
3,364,630(a)	FREMF Mortgage Trust, Series 2019-KF66, Class B, 6.826% (SOFR30A + 251 bps), 7/25/29 (144A)	3,154,625
1,521,537(b)	FREMF Mortgage Trust, Series 2019-KJ24, Class B, 7.60%, 10/25/27 (144A)	1,444,556
4,958,365(a)	FREMF Mortgage Trust, Series 2019-KS12, Class C, 11.326% (SOFR30A + 701 bps), 8/25/29	4,781,911
9,000,000(f)	FREMF Mortgage Trust, Series 2021-KG05, Class C, 0.000%, 1/25/31 (144A)	5,577,102
110,901,579(e)	FREMF Mortgage Trust, Series 2021-KG05, Class X2A, 0.10%, 1/25/31 (144A)	462,803
9,000,000(e)	FREMF Mortgage Trust, Series 2021-KG05, Class X2B, 0.10%, 1/25/31 (144A)	36,320
8,840,000(a)	FS Rialto Issuer LLC, Series 2025-FL10, Class A, 5.703% (1 Month Term SOFR + 139 bps), 8/19/42 (144A)	8,817,894
14,591,097(b)(e)	Government National Mortgage Association, Series 2017-21, Class IO, 0.614%, 10/16/58	497,037
4,885,000(a)	GS Mortgage Securities Corporation Trust, Series 2021-IP, Class D, 6.526% (1 Month Term SOFR + 221 bps), 10/15/36 (144A)	4,854,469
3,440,000(a)	HGI CRE CLO, Ltd., Series 2021-FL2, Class C, 6.226% (1 Month Term SOFR + 191 bps), 9/17/36 (144A)	3,424,761
7,025,000(a)	HILT Commercial Mortgage Trust, Series 2024-ORL, Class A, 5.853% (1 Month Term SOFR + 154 bps), 5/15/37 (144A)	7,029,391
2,915,000(b)	HTL Commercial Mortgage Trust, Series 2024-T53, Class B, 6.774%, 5/10/39 (144A)	2,939,348
8,216,000	ILPT Trust, Series 2019-SURF, Class A, 4.145%, 2/11/41 (144A)	7,997,336
5,244,000(b)	J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2024-OMNI, Class C, 5.99%, 10/5/39 (144A)	5,261,981
6,150,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-WPT, Class AFX, 4.248%, 7/5/33 (144A)	5,819,437
7,010,000	JPMDB Commercial Mortgage Securities Trust, Series 2018-C8, Class A4, 4.211%, 6/15/51	6,954,763
45,714,000(b)(e)	JPMDB Commercial Mortgage Securities Trust, Series 2018-C8, Class XB, 0.199%, 6/15/51	175,711
6,510,219	Key Commercial Mortgage Securities Trust, Series 2019-S2, Class A3, 3.469%, 6/15/52 (144A)	6,237,075
The accompanying notes are an integral part of these financial statements.
14Victory Pioneer Bond Fund | Annual | 6/30/25

Principal Amount USD ($)		Value
	Commercial Mortgage-Backed Securities—(continued)
2,250,000(a)	MF1 Multifamily Housing Mortgage Loan Trust, Series 2021-FL5, Class D, 6.928% (1 Month Term SOFR + 261 bps), 7/15/36 (144A)	$ 2,221,983
6,330,000(b)	Morgan Stanley Capital I Trust, Series 2018-MP, Class A, 4.419%, 7/11/40 (144A)	5,975,589
2,000,000	Palisades Center Trust, Series 2016-PLSD, Class A, 2.713%, 4/13/33 (144A)	1,458,000
6,380,000(a)	Ready Capital Mortgage Financing LLC, Series 2021-FL7, Class D, 7.384% (1 Month Term SOFR + 306 bps), 11/25/36 (144A)	6,342,953
95,681	ReadyCap Commercial Mortgage Trust, Series 2019-6, Class A, 2.833%, 10/25/52 (144A)	94,682
2,375,000(b)	Soho Trust, Series 2021-SOHO, Class A, 2.786%, 8/10/38 (144A)	1,873,405
10,345,000(a)	STWD, Ltd., Series 2022-FL3, Class B, 6.254% (SOFR30A + 195 bps), 11/15/38 (144A)	10,139,890
5,567,072(b)	THPT Mortgage Trust, Series 2023-THL, Class A, 7.227%, 12/10/34 (144A)	5,662,436
5,800,156(b)	Velocity Commercial Capital Loan Trust, Series 2024-6, Class A, 5.81%, 12/25/54 (144A)	5,830,880
4,940,415(b)	Velocity Commercial Capital Loan Trust, Series 2025-1, Class A, 6.03%, 2/25/55 (144A)	4,988,312
23,398,189(b)(e)	Wells Fargo Commercial Mortgage Trust, Series 2015-NXS3, Class XA, 0.983%, 9/15/57	489
23,282,782(b)(e)	Wells Fargo Commercial Mortgage Trust, Series 2016-LC24, Class XA, 1.747%, 10/15/49	303,784
2,795,000	Wells Fargo Commercial Mortgage Trust, Series 2019-C51, Class A4, 3.311%, 6/15/52	2,619,302
	Total Commercial Mortgage-Backed Securities (Cost $290,623,091)	$277,850,006

	Corporate Bonds — 34.5% of Net Assets
	Aerospace & Defense — 0.6%
13,240,000	Boeing Co., 3.90%, 5/1/49	$ 9,482,463
4,505,000	Boeing Co., 6.858%, 5/1/54	4,931,695
2,695,000	Boeing Co., 7.008%, 5/1/64	2,960,045
9,460,000(g)	Czechoslovak Group AS, 6.50%, 1/10/31 (144A)	9,538,913
4,515,000	Northrop Grumman Corp., 5.25%, 7/15/35	4,606,951
	Total Aerospace & Defense	$31,520,067

The accompanying notes are an integral part of these financial statements.
Victory Pioneer Bond Fund | Annual | 6/30/2515

Schedule of Investments  |  6/30/25 (continued)
Principal Amount USD ($)		Value
	Agriculture — 0.3%
15,890,000	Imperial Brands Finance Plc, 5.50%, 2/1/30 (144A)	$ 16,382,107
	Total Agriculture	$16,382,107

	Airlines — 0.5%
4,237,387	Air Canada Pass-Through Trust, 3.30%, 1/15/30 (144A)	$ 3,962,844
1,023,000	American Airlines Pass-Through Trust, 3.95%, 7/11/30	964,348
11,750,000	Delta Air Lines, Inc./SkyMiles IP, Ltd., 4.75%, 10/20/28 (144A)	11,777,249
3,543,434	JetBlue Pass-Through Trust, 2.75%, 5/15/32	3,100,888
1,260,788	JetBlue Pass-Through Trust, 4.00%, 11/15/32	1,180,377
875,000	OneSky Flight LLC, 8.875%, 12/15/29 (144A)	911,086
3,474,498	United Airlines Pass-Through Trust, 5.45%, 2/15/37	3,506,532
914,031	United Airlines Pass-Through Trust, 4.875%, 1/15/26	912,761
	Total Airlines	$26,316,085

	Auto Manufacturers — 4.0%
9,495,000	American Honda Finance Corp., 4.85%, 10/23/31	$ 9,520,573
11,020,000	American Honda Finance Corp., 5.05%, 7/10/31	11,162,541
14,200,000	BMW US Capital LLC, 5.40%, 3/21/35 (144A)	14,322,456
17,160,000	Cummins, Inc., 5.30%, 5/9/35	17,424,834
3,640,000	Ford Motor Co., 6.10%, 8/19/32	3,634,888
6,150,000	Ford Motor Credit Co. LLC, 3.625%, 6/17/31	5,413,465
8,160,000	Ford Motor Credit Co. LLC, 5.875%, 11/7/29	8,183,948
15,030,000	Ford Motor Credit Co. LLC, 6.054%, 11/5/31	14,952,469
1,269,000	Ford Motor Credit Co. LLC, 6.125%, 3/8/34	1,235,312
10,795,000	Ford Motor Credit Co. LLC, 6.50%, 2/7/35	10,780,067
5,430,000	Ford Motor Credit Co. LLC, 6.532%, 3/19/32	5,514,154
3,140,000	Ford Motor Credit Co. LLC, 7.35%, 3/6/30	3,314,705
6,464,000	General Motors Co., 6.60%, 4/1/36	6,846,056
1,605,000	General Motors Financial Co., Inc., 3.10%, 1/12/32	1,410,209
2,770,000	General Motors Financial Co., Inc., 5.75%, 2/8/31	2,846,238
13,730,000	General Motors Financial Co., Inc., 5.90%, 1/7/35	13,802,839
12,850,000	General Motors Financial Co., Inc., 6.10%, 1/7/34	13,225,594
7,475,000	General Motors Financial Co., Inc., 6.40%, 1/9/33	7,864,893
8,410,000	Hyundai Capital America, 5.30%, 1/8/30 (144A)	8,590,615
8,805,000	Hyundai Capital America, 5.80%, 4/1/30 (144A)	9,136,285
4,380,000	Hyundai Capital America, 6.20%, 9/21/30 (144A)	4,634,455
9,820,000	Mercedes-Benz Finance North America LLC, 4.85%, 1/11/29 (144A)	9,901,685
The accompanying notes are an integral part of these financial statements.
16Victory Pioneer Bond Fund | Annual | 6/30/25

Principal Amount USD ($)		Value
	Auto Manufacturers — (continued)
6,595,000	Mercedes-Benz Finance North America LLC, 5.45%, 4/1/35 (144A)	$ 6,690,667
7,510,000	Volkswagen Group of America Finance LLC, 5.80%, 3/27/35 (144A)	7,564,801
	Total Auto Manufacturers	$197,973,749

	Auto Parts & Equipment — 0.1%
730,000	Magna International, Inc., 5.875%, 6/1/35	$ 749,195
2,640,000	ZF North America Capital, Inc., 6.875%, 4/14/28 (144A)	2,647,983
	Total Auto Parts & Equipment	$3,397,178

	Banks — 9.2%
20,600,000(b)	ABN AMRO Bank NV, 3.324% (5 Year CMT Index + 190 bps), 3/13/37 (144A)	$ 18,114,416
9,070,000(b)	Australia & New Zealand Banking Group, Ltd., 5.731% (5 Year CMT Index + 162 bps), 9/18/34 (144A)	9,307,250
2,800,000	Banco Santander S.A., 2.749%, 12/3/30	2,493,436
17,000,000(b)	Banco Santander S.A., 3.225% (1 Year CMT Index + 160 bps), 11/22/32	15,253,890
3,200,000	Banco Santander S.A., 6.921%, 8/8/33	3,468,134
11,055,000(b)	Bank of America Corp., 2.572% (SOFR + 121 bps), 10/20/32	9,743,446
18,900,000(b)	Bank of America Corp., 2.884% (3 Month Term SOFR + 145 bps), 10/22/30	17,690,415
7,840,000(b)	Bank of America Corp., 5.744% (SOFR + 170 bps), 2/12/36	7,966,523
2,080,000(b)(h)	Barclays Plc, 7.625% (5 Year USD SOFR Swap Rate + 369 bps)	2,088,929
7,275,000(b)	BNP Paribas S.A., 2.159% (SOFR + 122 bps), 9/15/29 (144A)	6,743,976
2,870,000(b)	BNP Paribas S.A., 5.497% (SOFR + 159 bps), 5/20/30 (144A)	2,946,965
1,222,000(b)(h)	BNP Paribas S.A., 7.375% (5 Year CMT Index + 354 bps) (144A)	1,241,013
12,555,000(b)(h)	BNP Paribas S.A., 7.45% (5 Year CMT Index + 313 bps) (144A)	12,630,330
4,875,000(b)	BPCE S.A., 3.116% (SOFR + 173 bps), 10/19/32 (144A)	4,225,676
3,220,000(b)	BPCE S.A., 5.936% (SOFR + 185 bps), 5/30/35 (144A)	3,299,496
8,420,000(b)	Canadian Imperial Bank of Commerce, 4.631% (SOFR + 134 bps), 9/11/30	8,420,967
7,440,000(b)	Citigroup, Inc., 2.52% (SOFR + 118 bps), 11/3/32	6,505,104
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Bond Fund | Annual | 6/30/2517

Schedule of Investments  |  6/30/25 (continued)
Principal Amount USD ($)		Value
	Banks — (continued)
1,920,000(b)	Citizens Financial Group, Inc., 5.253% (SOFR + 126 bps), 3/5/31	$ 1,945,719
6,875,000(b)	Citizens Financial Group, Inc., 5.718% (SOFR + 191 bps), 7/23/32	7,112,434
4,124,000(b)	Citizens Financial Group, Inc., 5.841% (SOFR + 201 bps), 1/23/30	4,271,399
10,660,000(b)	Comerica Bank, 5.332% (SOFR + 261 bps), 8/25/33	10,349,321
3,355,000(b)	Commonwealth Bank of Australia, 5.929% (1 Year CMT Index + 132 bps), 3/14/46 (144A)	3,294,427
3,545,000(b)	Credit Agricole S.A., 5.222% (SOFR + 146 bps), 5/27/31 (144A)	3,611,105
15,080,000(b)	DNB Bank ASA, 4.853% (SOFR + 105 bps), 11/5/30 (144A)	15,248,626
7,000,000(b)	Goldman Sachs Group, Inc., 2.65% (SOFR + 126 bps), 10/21/32	6,185,552
10,240,000(b)	HSBC Holdings Plc, 2.206% (SOFR + 129 bps), 8/17/29	9,539,648
11,015,000(b)	HSBC Holdings Plc, 2.871% (SOFR + 141 bps), 11/22/32	9,743,912
7,400,000(b)	HSBC Holdings Plc, 5.286% (SOFR + 129 bps), 11/19/30	7,559,630
5,835,000(b)	HSBC Holdings Plc, 6.161% (SOFR + 197 bps), 3/9/29	6,067,340
9,845,000(b)(h)	HSBC Holdings Plc, 6.95% (5 Year CMT Index + 264 bps)	9,882,224
4,800,000(b)	ING Groep NV, 5.335% (SOFR + 144 bps), 3/19/30	4,922,067
14,936,000(b)(h)	ING Groep NV, 4.25% (5 Year CMT Index + 286 bps)	12,495,425
10,900,000	Intesa Sanpaolo S.p.A., 7.80%, 11/28/53 (144A)	12,748,700
9,060,000(b)	JPMorgan Chase & Co., 2.545% (SOFR + 118 bps), 11/8/32	7,975,916
4,961,000	KeyBank N.A., 4.90%, 8/8/32	4,787,207
4,780,000(b)	KeyCorp, 5.121% (SOFR + 123 bps), 4/4/31	4,837,053
9,860,000(b)	Macquarie Group, Ltd., 2.691% (SOFR + 144 bps), 6/23/32 (144A)	8,724,526
3,490,000(b)	Mitsubishi UFJ Financial Group, Inc., 2.494% (1 Year CMT Index + 97 bps), 10/13/32	3,053,278
17,720,000(b)	Mizuho Financial Group, Inc., 5.422% (1 Year CMT Index + 98 bps), 5/13/36	17,935,647
5,285,000(b)	Morgan Stanley, 5.173% (SOFR + 145 bps), 1/16/30	5,395,715
2,265,000(b)	Morgan Stanley, 5.652% (SOFR + 101 bps), 4/13/28	2,315,287
5,590,000(b)	Morgan Stanley, 5.942% (5 Year CMT Index + 180 bps), 2/7/39	5,737,618
1,830,000(b)	Morgan Stanley, 5.948% (5 Year CMT Index + 243 bps), 1/19/38	1,882,608
The accompanying notes are an integral part of these financial statements.
18Victory Pioneer Bond Fund | Annual | 6/30/25

Principal Amount USD ($)		Value
	Banks — (continued)
6,575,000(b)	NatWest Group Plc, 6.475% (5 Year CMT Index + 220 bps), 6/1/34	$ 6,883,859
7,115,000(a)	NatWest Markets Plc, 5.51% (SOFR + 114 bps), 5/17/29 (144A)	7,160,316
16,051,000(b)(h)	Nordea Bank Abp, 3.75% (5 Year CMT Index + 260 bps) (144A)	14,414,912
2,140,000(b)	Santander Holdings USA, Inc., 6.124% (SOFR + 123 bps), 5/31/27	2,164,065
12,465,000(b)	Societe Generale S.A., 6.10% (1 Year CMT Index + 160 bps), 4/13/33 (144A)	12,957,237
7,365,000(b)	Standard Chartered Plc, 5.005% (1 Year CMT Index + 115 bps), 10/15/30 (144A)	7,440,599
5,600,000(b)	Standard Chartered Plc, 6.228% (1 Year CMT Index + 143 bps), 1/21/36 (144A)	5,939,166
2,146,000(b)	Toronto-Dominion Bank, 7.25% (5 Year CMT Index + 298 bps), 7/31/84	2,202,341
1,920,000(b)	Truist Financial Corp., 5.435% (SOFR + 162 bps), 1/24/30	1,977,547
12,330,000(b)	UBS Group AG, 2.746% (1 Year CMT Index + 110 bps), 2/11/33 (144A)	10,757,480
3,635,000(b)	UBS Group AG, 6.301% (1 Year CMT Index + 200 bps), 9/22/34 (144A)	3,903,807
2,300,000(b)(h)	UBS Group AG, 7.00% (5 Year USD SOFR Swap Rate + 308 bps) (144A)	2,287,997
2,245,000(b)(h)	UBS Group AG, 7.125% (5 Year USD SOFR Swap Rate + 318 bps) (144A)	2,235,771
19,295,000(b)	UniCredit S.p.A., 2.569% (1 Year CMT Index + 230 bps), 9/22/26 (144A)	19,195,424
4,578,000(b)	UniCredit S.p.A., 5.459% (5 Year CMT Index + 475 bps), 6/30/35 (144A)	4,551,530
7,483,000(b)	UniCredit S.p.A., 7.296% (5 Year USD Swap Rate + 491 bps), 4/2/34 (144A)	7,915,058
17,775,000(b)	US Bancorp, 2.491% (5 Year CMT Index + 95 bps), 11/3/36	15,087,098
2,500,000(b)	US Bancorp, 5.384% (SOFR + 156 bps), 1/23/30	2,574,045
3,660,000(b)	Wells Fargo & Co., 5.244% (SOFR + 111 bps), 1/24/31	3,754,565
	Total Banks	$453,165,167

	Building Materials — 0.1%
6,270,000	CRH SMW Finance DAC, 5.125%, 1/9/30	$ 6,428,574
	Total Building Materials	$6,428,574

The accompanying notes are an integral part of these financial statements.
Victory Pioneer Bond Fund | Annual | 6/30/2519

Schedule of Investments  |  6/30/25 (continued)
Principal Amount USD ($)		Value
	Chemicals — 0.3%
8,115,000	Celanese US Holdings LLC, 7.20%, 11/15/33	$ 8,614,559
7,361,000	Methanex US Operations, Inc., 6.25%, 3/15/32 (144A)	7,339,602
	Total Chemicals	$15,954,161

	Commercial Services — 0.6%
1,215,000	Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 8.375%, 6/15/32 (144A)	$ 1,271,156
10,900,000	Element Fleet Management Corp., 5.037%, 3/25/30 (144A)	10,995,789
2,580,000	Element Fleet Management Corp., 5.643%, 3/13/27 (144A)	2,620,126
8,480,000	Element Fleet Management Corp., 6.319%, 12/4/28 (144A)	8,940,751
1,710,000	Herc Holdings, Inc., 7.00%, 6/15/30 (144A)	1,785,851
2,595,000	Herc Holdings, Inc., 7.25%, 6/15/33 (144A)	2,719,044
3,390,000	Verisk Analytics, Inc., 5.25%, 3/15/35	3,409,199
	Total Commercial Services	$31,741,916

	Cosmetics/Personal Care — 0.1%
5,160,000	L'Oreal S.A., 5.00%, 5/20/35 (144A)	$ 5,246,680
	Total Cosmetics/Personal Care	$5,246,680

	Distribution/Wholesale — 0.0%†
995,000	Velocity Vehicle Group LLC, 8.00%, 6/1/29 (144A)	$ 994,196
	Total Distribution/Wholesale	$994,196

	Diversified Financial Services — 2.2%
26,796,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.30%, 1/30/32	$ 24,276,903
4,095,000(b)	Ally Financial, Inc., 6.184% (SOFR + 229 bps), 7/26/35	4,176,811
2,060,000	Avolon Holdings Funding, Ltd., 5.375%, 5/30/30 (144A)	2,098,442
2,141,000	Avolon Holdings Funding, Ltd., 5.75%, 3/1/29 (144A)	2,199,390
11,740,000	Avolon Holdings Funding, Ltd., 6.375%, 5/4/28 (144A)	12,241,906
9,455,000(b)	Capital One Financial Corp., 2.359% (SOFR + 134 bps), 7/29/32	8,018,089
3,455,000(b)	Capital One Financial Corp., 6.183% (SOFR + 204 bps), 1/30/36	3,517,353
10,373,000	Citadel Securities Global Holdings LLC, 5.50%, 6/18/30 (144A)	10,496,241
3,254,000	Citadel Securities Global Holdings LLC, 6.20%, 6/18/35 (144A)	3,338,679
The accompanying notes are an integral part of these financial statements.
20Victory Pioneer Bond Fund | Annual | 6/30/25

Principal Amount USD ($)		Value
	Diversified Financial Services — (continued)
930,000	Freedom Mortgage Holdings LLC, 8.375%, 4/1/32 (144A)	$ 940,023
5,845,000	Freedom Mortgage Holdings LLC, 9.125%, 5/15/31 (144A)	6,024,922
5,835,000	Freedom Mortgage Holdings LLC, 9.25%, 2/1/29 (144A)	6,060,698
4,560,000	Nationstar Mortgage Holdings, Inc., 6.50%, 8/1/29 (144A)	4,657,830
14,325,000	Nomura Holdings, Inc., 2.999%, 1/22/32	12,683,660
2,285,000	Rocket Cos., Inc., 6.125%, 8/1/30 (144A)	2,328,484
2,315,000	Rocket Cos., Inc., 6.375%, 8/1/33 (144A)	2,368,709
3,260,000	United Wholesale Mortgage LLC, 5.50%, 4/15/29 (144A)	3,164,336
	Total Diversified Financial Services	$108,592,476

	Electric — 2.0%
5,045,000	AEP Texas, Inc., 5.45%, 5/15/29	$ 5,207,549
6,305,000(b)	Algonquin Power & Utilities Corp., 4.75% (5 Year CMT Index + 325 bps), 1/18/82	6,149,417
1,530,000(c)	Algonquin Power & Utilities Corp., 5.365%, 6/15/26	1,538,146
12,060,000	Electricite de France S.A., 6.375%, 1/13/55 (144A)	12,097,583
11,150,000	Entergy Louisiana LLC, 5.35%, 3/15/34	11,436,926
2,870,000	Entergy Texas, Inc., 5.25%, 4/15/35	2,893,412
5,420,000	ITC Holdings Corp., 5.65%, 5/9/34 (144A)	5,558,374
6,206,399	Johnsonville Aeroderivative Combustion Turbine Generation LLC, 5.078%, 10/1/54	5,897,302
4,250,000	Monongahela Power Co., 5.85%, 2/15/34 (144A)	4,418,673
2,800,000	Public Service Enterprise Group, Inc., 5.40%, 3/15/35	2,832,961
6,870,000	Puget Energy, Inc., 2.379%, 6/15/28	6,484,391
6,583,000	Puget Energy, Inc., 4.10%, 6/15/30	6,358,654
2,120,000	Puget Energy, Inc., 4.224%, 3/15/32	1,995,161
10,820,000(b)	Sempra, 6.55% (5 Year CMT Index + 214 bps), 4/1/55	10,260,117
2,810,000	Southern California Edison Co., 5.45%, 6/1/31	2,859,156
1,450,000	Trans-Allegheny Interstate Line Co., 5.00%, 1/15/31 (144A)	1,475,258
11,390,000	Virginia Electric and Power Co., 5.15%, 3/15/35	11,424,876
	Total Electric	$98,887,956

	Energy-Alternate Sources — 0.0%†
244,904	Alta Wind Holdings LLC, 7.00%, 6/30/35 (144A)	$ 234,649
	Total Energy-Alternate Sources	$234,649

The accompanying notes are an integral part of these financial statements.
Victory Pioneer Bond Fund | Annual | 6/30/2521

Schedule of Investments  |  6/30/25 (continued)
Principal Amount USD ($)		Value
	Entertainment — 0.2%
8,400,000	Resorts World Las Vegas LLC/RWLV Capital, Inc., 4.625%, 4/16/29 (144A)	$ 7,440,999
2,700,000	Resorts World Las Vegas LLC/RWLV Capital, Inc., 4.625%, 4/6/31 (144A)	2,216,487
	Total Entertainment	$9,657,486

	Environmental Control — 0.1%
5,810,000	Waste Connections, Inc., 5.25%, 9/1/35	$ 5,940,187
	Total Environmental Control	$5,940,187

	Food — 0.6%
3,430,000	JBS USA Holding Lux S.a.r.l./JBS USA Food Co./JBS Lux Co. S.a.r.l., 3.00%, 2/2/29	$ 3,258,611
1,654,000	JBS USA Holding Lux S.a.r.l./JBS USA Food Co./JBS Lux Co. S.a.r.l., 3.00%, 5/15/32	1,448,014
13,960,000	Minerva Luxembourg S.A., 4.375%, 3/18/31 (144A)	12,445,276
6,070,000	Smithfield Foods, Inc., 2.625%, 9/13/31 (144A)	5,232,504
5,935,000	Smithfield Foods, Inc., 3.00%, 10/15/30 (144A)	5,391,236
668,000	Smithfield Foods, Inc., 5.20%, 4/1/29 (144A)	672,081
	Total Food	$28,447,722

	Gas — 0.3%
2,810,000	Boston Gas Co., 3.15%, 8/1/27 (144A)	$ 2,735,556
11,700,000	KeySpan Gas East Corp., 5.994%, 3/6/33 (144A)	12,159,191
1,305,287	Nakilat, Inc., 6.267%, 12/31/33 (144A)	1,364,024
	Total Gas	$16,258,771

	Hand & Machine Tools — 0.2%
4,125,000	Kennametal, Inc., 2.80%, 3/1/31	$ 3,696,523
3,755,000	Regal Rexnord Corp., 6.30%, 2/15/30	3,933,457
	Total Hand & Machine Tools	$7,629,980

	Healthcare-Products — 0.6%
10,183,000(b)	Dentsply Sirona, Inc., 8.375% (5 Year CMT Index + 438 bps), 9/12/55	$ 10,239,180
4,080,000	GE HealthCare Technologies, Inc., 5.50%, 6/15/35	4,178,064
10,178,000	Smith & Nephew Plc, 2.032%, 10/14/30	8,914,111
2,234,000	Sotera Health Holdings LLC, 7.375%, 6/1/31 (144A)	2,324,350
5,240,000	Stryker Corp., 5.20%, 2/10/35	5,339,698
	Total Healthcare-Products	$30,995,403

	Healthcare-Services — 0.4%
3,240,000	Elevance Health, Inc., 5.15%, 6/15/29	$ 3,332,440
2,220,000	Elevance Health, Inc., 5.375%, 6/15/34	2,269,064
6,265,000	HCA, Inc., 5.50%, 3/1/32	6,465,682
The accompanying notes are an integral part of these financial statements.
22Victory Pioneer Bond Fund | Annual | 6/30/25

Principal Amount USD ($)		Value
	Healthcare-Services — (continued)
2,570,000	Health Care Service Corp. A Mutual Legal Reserve Co., 5.20%, 6/15/29 (144A)	$ 2,622,680
2,500,000	Humana, Inc., 5.375%, 4/15/31	2,557,318
	Total Healthcare-Services	$17,247,184

	Home Builders — 0.2%
7,900,000	Lennar Corp., 5.20%, 7/30/30	$ 8,048,568
	Total Home Builders	$8,048,568

	Insurance — 2.7%
4,000,000(b)	Allianz SE, 5.60% (5 Year CMT Index + 277 bps), 9/3/54 (144A)	$ 3,987,264
12,416,000	Brown & Brown, Inc., 4.20%, 3/17/32	11,879,556
3,857,000	Brown & Brown, Inc., 5.65%, 6/11/34	3,961,774
1,680,000	CNO Financial Group, Inc., 5.25%, 5/30/29	1,694,724
2,125,000	CNO Financial Group, Inc., 6.45%, 6/15/34	2,228,564
12,306,000	CNO Global Funding, 2.65%, 1/6/29 (144A)	11,494,438
1,600,000	CNO Global Funding, 4.875%, 12/10/27 (144A)	1,612,509
4,253,000(b)(h)	Dai-ichi Life Insurance Co., Ltd., 6.20% (5 Year CMT Index + 252 bps) (144A)	4,291,592
10,400,000(b)	Farmers Exchange Capital III, 5.454% (3 Month Term SOFR + 345 bps), 10/15/54 (144A)	9,402,495
8,910,000(b)	Farmers Insurance Exchange, 4.747% (3 Month USD LIBOR + 323 bps), 11/1/57 (144A)	7,274,777
6,000,000(b)	Farmers Insurance Exchange, 7.00% (10 Year US Treasury Yield Curve Rate T Note Constant Maturity + 386 bps), 10/15/64 (144A)	5,955,590
3,299,000(b)	Hanwha Life Insurance Co., Ltd., 6.30% (5 Year CMT Index + 229 bps), 6/24/55 (144A)	3,397,541
16,962,000	Liberty Mutual Insurance Co., 7.697%, 10/15/97 (144A)	18,845,784
17,390,000(b)	Meiji Yasuda Life Insurance Co., 6.10% (5 Year CMT Index + 291 bps), 6/11/55 (144A)	17,356,298
5,670,000	Mutual of Omaha Cos. Global Funding, 5.00%, 4/1/30 (144A)	5,777,356
14,190,000	Nationwide Mutual Insurance Co., 4.35%, 4/30/50 (144A)	10,929,907
9,700,000(b)	Nippon Life Insurance Co., 2.90% (5 Year CMT Index + 260 bps), 9/16/51 (144A)	8,354,797
1,930,000(b)	Nippon Life Insurance Co., 6.50% (5 Year CMT Index + 319 bps), 4/30/55 (144A)	1,997,909
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Bond Fund | Annual | 6/30/2523

Schedule of Investments  |  6/30/25 (continued)
Principal Amount USD ($)		Value
	Insurance — (continued)
2,590,000	Primerica, Inc., 2.80%, 11/19/31	$ 2,291,801
635,000	Teachers Insurance & Annuity Association of America, 6.85%, 12/16/39 (144A)	714,918
	Total Insurance	$133,449,594

	Internet — 0.1%
4,430,000	Alphabet, Inc., 5.30%, 5/15/65	$ 4,337,600
	Total Internet	$4,337,600

	Iron & Steel — 0.1%
3,235,000	Cleveland-Cliffs, Inc., 7.00%, 3/15/32 (144A)	$ 3,049,509
	Total Iron & Steel	$3,049,509

	Leisure Time — 0.1%
5,160,000	Royal Caribbean Cruises, Ltd., 6.00%, 2/1/33 (144A)	$ 5,259,469
	Total Leisure Time	$5,259,469

	Lodging — 0.5%
1,730,000	Choice Hotels International, Inc., 5.85%, 8/1/34	$ 1,743,496
10,075,000	Genting New York LLC/GENNY Capital, Inc., 7.25%, 10/1/29 (144A)	10,452,925
4,480,000	Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc., 6.625%, 1/15/32 (144A)	4,549,565
710,000	Las Vegas Sands Corp., 6.00%, 8/15/29	729,739
6,455,000	Marriott International, Inc., 5.50%, 4/15/37	6,456,069
	Total Lodging	$23,931,794

	Machinery-Diversified — 0.2%
8,240,000	Westinghouse Air Brake Technologies Corp., 5.50%, 5/29/35	$ 8,360,020
	Total Machinery-Diversified	$8,360,020

	Mining — 0.3%
4,092,000	AngloGold Ashanti Holdings Plc, 3.75%, 10/1/30	$ 3,818,228
8,260,000	First Quantum Minerals, Ltd., 8.625%, 6/1/31 (144A)	8,569,725
	Total Mining	$12,387,953

	Miscellaneous Manufacturing — 0.2%
7,770,000	Textron, Inc., 5.50%, 5/15/35	$ 7,890,800
	Total Miscellaneous Manufacturing	$7,890,800

The accompanying notes are an integral part of these financial statements.
24Victory Pioneer Bond Fund | Annual | 6/30/25

Principal Amount USD ($)		Value
	Multi-National — 0.2%
6,560,000	Banque Ouest Africaine de Developpement, 4.70%, 10/22/31 (144A)	$ 5,975,871
2,030,000	Banque Ouest Africaine de Developpement, 5.00%, 7/27/27 (144A)	1,990,460
	Total Multi-National	$7,966,331

	Oil & Gas — 2.2%
18,980,000	Aker BP ASA, 3.10%, 7/15/31 (144A)	$ 16,948,699
17,700,000	APA Corp., 6.75%, 2/15/55 (144A)	16,719,630
15,610,000(b)(h)	BP Capital Markets Plc, 6.125% (5 Year CMT Index + 192 bps)	15,584,304
6,570,000	ConocoPhillips Co., 5.65%, 1/15/65	6,249,887
1,225,000	Harbour Energy Plc, 5.50%, 10/15/26 (144A)	1,206,838
6,830,000	Hilcorp Energy I LP/Hilcorp Finance Co., 6.875%, 5/15/34 (144A)	6,541,990
3,420,000	Hilcorp Energy I LP/Hilcorp Finance Co., 7.25%, 2/15/35 (144A)	3,344,251
10,960,000	Phillips 66 Co., 5.25%, 6/15/31	11,258,699
12,335,000	Saudi Arabian Oil Co., 6.375%, 6/2/55 (144A)	12,330,387
7,773,000	Valero Energy Corp., 6.625%, 6/15/37	8,365,582
2,430,000	Var Energi ASA, 6.50%, 5/22/35 (144A)	2,512,993
6,550,000	Woodside Finance, Ltd., 6.00%, 5/19/35	6,685,843
	Total Oil & Gas	$107,749,103

	Oil & Gas Services — 0.0%†
2,065,000	Halliburton Co., 7.60%, 8/15/96 (144A)	$ 2,359,225
	Total Oil & Gas Services	$2,359,225

	Pharmaceuticals — 0.2%
1,180,000	CVS Health Corp., 5.25%, 1/30/31	$ 1,206,427
7,765,000	CVS Health Corp., 5.25%, 2/21/33	7,816,878
2,720,000	Teva Pharmaceutical Finance Netherlands III BV, 5.125%, 5/9/29	2,735,670
	Total Pharmaceuticals	$11,758,975

	Pipelines — 1.9%
13,515,000	Boardwalk Pipelines LP, 3.60%, 9/1/32	$ 12,233,154
4,065,000	Columbia Pipelines Holding Co. LLC, 5.097%, 10/1/31 (144A)	4,082,628
3,440,000	DT Midstream, Inc., 5.80%, 12/15/34 (144A)	3,503,337
7,555,000	Enbridge, Inc., 5.55%, 6/20/35	7,680,528
3,800,000(b)	Enbridge, Inc., 7.20% (5 Year CMT Index + 297 bps), 6/27/54	3,903,904
3,800,000(b)	Enbridge, Inc., 7.375% (5 Year CMT Index + 312 bps), 3/15/55	3,948,154
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Bond Fund | Annual | 6/30/2525

Schedule of Investments  |  6/30/25 (continued)
Principal Amount USD ($)		Value
	Pipelines — (continued)
5,290,000(b)	Enbridge, Inc., 8.50% (5 Year CMT Index + 443 bps), 1/15/84	$ 5,889,717
1,595,000	Hess Midstream Operations LP, 5.875%, 3/1/28 (144A)	1,618,775
7,820,000	MPLX LP, 5.50%, 6/1/34	7,851,787
6,295,000	NGPL PipeCo LLC, 3.25%, 7/15/31 (144A)	5,607,917
4,631,000	ONEOK, Inc., 5.45%, 6/1/47	4,109,635
3,944,000	ONEOK, Inc., 5.60%, 4/1/44	3,597,613
2,555,000(b)	South Bow Canadian Infrastructure Holdings, Ltd., 7.50% (5 Year CMT Index + 367 bps), 3/1/55 (144A)	2,636,114
4,385,000(b)	South Bow Canadian Infrastructure Holdings, Ltd., 7.625% (5 Year CMT Index + 395 bps), 3/1/55 (144A)	4,552,318
2,441,000	Venture Global LNG, Inc., 8.375%, 6/1/31 (144A)	2,535,310
1,440,000	Venture Global LNG, Inc., 9.50%, 2/1/29 (144A)	1,568,704
3,355,000	Venture Global Plaquemines LNG LLC, 6.50%, 1/15/34 (144A)	3,355,000
6,180,000	Venture Global Plaquemines LNG LLC, 6.75%, 1/15/36 (144A)	6,180,000
2,270,000	Williams Cos., Inc., 7.75%, 6/15/31	2,584,630
7,360,000	Williams Cos., Inc., 7.50%, 1/15/31	8,327,404
	Total Pipelines	$95,766,629

	REITS — 0.8%
2,395,000	Americold Realty Operating Partnership LP, 5.409%, 9/12/34	$ 2,344,164
2,140,000	Americold Realty Operating Partnership LP, 5.60%, 5/15/32	2,150,476
2,900,000	ERP Operating LP, 4.95%, 6/15/32	2,933,092
8,169,000	Healthcare Realty Holdings LP, 3.10%, 2/15/30	7,576,357
1,876,000	Highwoods Realty LP, 2.60%, 2/1/31	1,620,746
406,000	Highwoods Realty LP, 3.05%, 2/15/30	370,737
2,539,000	Highwoods Realty LP, 4.125%, 3/15/28	2,485,147
7,870,000	LXP Industrial Trust, 2.375%, 10/1/31	6,645,460
4,880,000	LXP Industrial Trust, 2.70%, 9/15/30	4,373,156
4,865,000	UDR, Inc., 4.40%, 1/26/29	4,863,746
4,600,000	Ventas Realty LP, 5.10%, 7/15/32	4,652,475
	Total REITS	$40,015,556

	Retail — 0.7%
1,675,000	AutoNation, Inc., 2.40%, 8/1/31	$ 1,441,290
7,335,000	AutoNation, Inc., 3.85%, 3/1/32	6,757,132
3,775,000	AutoNation, Inc., 4.75%, 6/1/30	3,753,469
1,765,000	AutoNation, Inc., 5.89%, 3/15/35	1,790,078
The accompanying notes are an integral part of these financial statements.
26Victory Pioneer Bond Fund | Annual | 6/30/25

Principal Amount USD ($)		Value
	Retail — (continued)
10,890,000	Darden Restaurants, Inc., 6.30%, 10/10/33	$ 11,670,001
11,070,000	Dollar Tree, Inc., 2.65%, 12/1/31	9,771,286
	Total Retail	$35,183,256

	Savings & Loans — 0.2%
11,395,000	Nationwide Building Society, 5.127%, 7/29/29 (144A)	$ 11,668,915
	Total Savings & Loans	$11,668,915

	Semiconductors — 0.9%
978,000	Broadcom, Inc., 3.137%, 11/15/35 (144A)	$ 824,883
14,123,000	Broadcom, Inc., 3.187%, 11/15/36 (144A)	11,707,832
6,709,000	Foundry JV Holdco LLC, 5.875%, 1/25/34 (144A)	6,817,203
7,021,000	Foundry JV Holdco LLC, 5.90%, 1/25/30 (144A)	7,336,809
1,875,000	Foundry JV Holdco LLC, 6.15%, 1/25/32 (144A)	1,972,955
9,385,000	Micron Technology, Inc., 5.80%, 1/15/35	9,705,458
8,577,000	Skyworks Solutions, Inc., 3.00%, 6/1/31	7,556,977
	Total Semiconductors	$45,922,117

	Software — 0.1%
2,655,000	Autodesk, Inc., 5.30%, 6/15/35	$ 2,700,595
	Total Software	$2,700,595

	Transportation — 0.2%
10,470,000	Union Pacific Corp., 5.10%, 2/20/35	$ 10,648,530
	Total Transportation	$10,648,530

	Trucking & Leasing — 0.3%
2,897,000	Penske Truck Leasing Co. LP/PTL Finance Corp., 4.40%, 7/1/27 (144A)	$ 2,892,806
8,305,000	Penske Truck Leasing Co. LP/PTL Finance Corp., 5.55%, 5/1/28 (144A)	8,530,188
1,345,000	Penske Truck Leasing Co. LP/PTL Finance Corp., 6.05%, 8/1/28 (144A)	1,401,286
	Total Trucking & Leasing	$12,824,280

	Total Corporate Bonds (Cost $1,733,615,438)	$1,704,290,513

	Insurance-Linked Securities — 3.8% of Net Assets#
	Event Linked Bonds — 2.5%
	Earthquakes – U.S. — 0.1%
500,000(a)	Acorn Re, 7.394%, (1 Month U.S. Treasury Bill + 310 bps), 11/7/25 (144A)	$ 500,500
500,000(a)	Acorn Re, 7.394%, (1 Month U.S. Treasury Bill + 310 bps), 11/5/27 (144A)	501,500
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Bond Fund | Annual | 6/30/2527

Schedule of Investments  |  6/30/25 (continued)
Principal Amount USD ($)		Value
	Earthquakes – U.S. — (continued)
750,000(a)	Ursa Re, 9.794%, (3 Month U.S. Treasury Bill + 550 bps), 12/6/25 (144A)	$ 757,200
500,000(a)	Veraison Re, 11.082%, (1 Month U.S. Treasury Bill + 679 bps), 3/9/26 (144A)	513,500
		$2,272,700

	Flood – U.S. — 0.0%†
1,500,000(a)	FloodSmart Re, 18.294%, (3 Month U.S. Treasury Bill + 1,400 bps), 3/12/27 (144A)	$ 1,540,500
	Health – U.S. — 0.2%
2,250,000(a)	Vitality Re XIII, 6.294%, (3 Month U.S. Treasury Bill + 200 bps), 1/6/26 (144A)	$ 2,253,600
6,000,000(a)	Vitality Re XIV, 7.794%, (3 Month U.S. Treasury Bill + 350 bps), 1/5/27 (144A)	6,142,200
750,000(a)	Vitality Re XIV, 8.794%, (3 Month U.S. Treasury Bill + 450 bps), 1/5/27 (144A)	774,450
		$9,170,250

	Multiperil – Massachusetts — 0.0%†
1,000,000(a)	Mayflower Re, 7.794%, (T-BILL + 350 bps), 7/7/28 (144A)	$ 998,500
	Multiperil – U.S. — 0.9%
1,250,000(a)	Aquila Re, 9.66%, (BRMMUSDF + 550 bps), 6/7/27 (144A)	$ 1,272,125
250,000(a)	Bonanza Re, 8.044%, (3 Month U.S. Treasury Bill + 375 bps), 12/19/27 (144A)	245,850
1,250,000(a)	Bonanza Re, 9.794%, (3 Month U.S. Treasury Bill + 550 bps), 12/19/27 (144A)	1,246,375
1,000,000(a)	Commonwealth Re, 8.044%, (T-BILL + 375 bps), 7/10/28 (144A)	998,500
250,000(a)	Four Lakes Re, 9.794%, (3 Month U.S. Treasury Bill + 550 bps), 1/7/28 (144A)	243,925
750,000(a)	Four Lakes Re, 10.094%, (3 Month U.S. Treasury Bill + 580 bps), 1/7/27 (144A)	755,400
3,000,000(a)	Four Lakes Re, 10.754%, (3 Month U.S. Treasury Bill + 646 bps), 1/7/26 (144A)	3,007,500
250,000(a)	Four Lakes Re, 12.544%, (3 Month U.S. Treasury Bill + 825 bps), 1/7/28 (144A)	245,300
1,000,000(a)	Fuchsia 2024-1 , 9.308%, (3 Month U.S. Treasury Bill + 500 bps), 4/6/28 (144A)	999,000
500,000(a)	Herbie Re, 11.544%, (3 Month U.S. Treasury Bill + 725 bps), 1/8/29 (144A)	500,300
3,500,000(a)	High Point Re, 10.058%, (3 Month U.S. Treasury Bill + 575 bps), 1/6/27 (144A)	3,556,350
The accompanying notes are an integral part of these financial statements.
28Victory Pioneer Bond Fund | Annual | 6/30/25

Principal Amount USD ($)		Value
	Multiperil – U.S. — (continued)
1,000,000(a)	Merna Re Companywide, 11.294%, (3 Month U.S. Treasury Bill + 700 bps), 7/7/28 (144A)	$ 998,300
500,000(a)	Merna Re Enterprise, 12.044%, (3 Month U.S. Treasury Bill + 775 bps), 7/7/28 (144A)	499,150
1,000,000(a)	Merna Re II, 11.544%, (3 Month U.S. Treasury Bill + 725 bps), 7/7/27 (144A)	1,031,900
2,000,000(a)	Merna Re II, 12.794%, (3 Month U.S. Treasury Bill + 850 bps), 7/7/27 (144A)	2,011,800
1,500,000(a)	Mystic Re, 16.294%, (3 Month U.S. Treasury Bill + 1,200 bps), 1/8/27 (144A)	1,558,500
3,400,000(a)	Mystic Re IV, 13.224%, (3 Month U.S. Treasury Bill + 893 bps), 1/8/26 (144A)	3,467,660
1,250,000(a)	Residential Re, 9.544%, (3 Month U.S. Treasury Bill + 525 bps), 12/6/28 (144A)	1,247,500
1,000,000(a)	Residential Re, 10.214%, (3 Month U.S. Treasury Bill + 592 bps), 12/6/27 (144A)	1,032,300
1,250,000(a)	Residential Re, 11.294%, (3 Month U.S. Treasury Bill + 700 bps), 12/6/28 (144A)	1,258,250
1,750,000(a)	Residential Re, 11.998%, (3 Month U.S. Treasury Bill + 769 bps), 12/6/26 (144A)	1,806,000
2,500,000(a)	Residential Re, 12.714%, (1 Month U.S. Treasury Bill + 842 bps), 12/6/27 (144A)	2,570,500
750,000(a)	Sanders Re, 8.294%, (3 Month U.S. Treasury Bill + 400 bps), 4/7/28 (144A)	748,125
3,000,000(a)	Sanders Re, 8.294%, (3 Month U.S. Treasury Bill + 400 bps), 4/7/29 (144A)	2,962,200
750,000(a)	Sanders Re, 8.544%, (3 Month U.S. Treasury Bill + 425 bps), 4/8/30 (144A)	757,500
750,000(a)	Sanders Re, 8.794%, (3 Month U.S. Treasury Bill + 450 bps), 4/7/28 (144A)	745,500
750,000(a)	Sanders Re, 9.044%, (3 Month U.S. Treasury Bill + 475 bps), 4/8/30 (144A)	753,750
3,000,000(a)	Sanders Re, 9.544%, (3 Month U.S. Treasury Bill + 525 bps), 4/7/29 (144A)	3,006,300
1,000,000(a)	Sanders Re, 10.044%, (3 Month U.S. Treasury Bill + 575 bps), 4/7/28 (144A)	1,031,800
1,000,000(a)	Sanders Re III, 10.564%, (3 Month U.S. Treasury Bill + 627 bps), 4/7/27 (144A)	1,028,900
		$41,586,560

	Multiperil – U.S. & Canada — 0.2%
750,000(a)	Atlas Re, 16.887%, (SOFR + 1,250 bps), 6/8/27 (144A)	$ 823,125
250,000(a)	Easton Re, 11.794%, (3 Month U.S. Treasury Bill + 750 bps), 1/8/27 (144A)	253,425
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Bond Fund | Annual | 6/30/2529

Schedule of Investments  |  6/30/25 (continued)
Principal Amount USD ($)		Value
	Multiperil – U.S. & Canada — (continued)
1,250,000(a)	Galileo Re, 11.294%, (3 Month U.S. Treasury Bill + 700 bps), 1/7/28 (144A)	$ 1,294,625
750,000(a)	Galileo Re, 11.308%, (3 Month U.S. Treasury Bill + 700 bps), 1/8/26 (144A)	756,000
750,000(a)	Kilimanjaro II Re, 8.294%, (3 Month U.S. Treasury Bill + 400 bps), 7/9/29 (144A)	749,972
500,000(a)	Kilimanjaro II Re, 8.294%, (3 Month U.S. Treasury Bill + 400 bps), 7/8/30 (144A)	499,954
500,000(a)	Kilimanjaro II Re, 10.794%, (3 Month U.S. Treasury Bill + 650 bps), 7/9/29 (144A)	499,950
750,000(a)	Kilimanjaro II Re, 10.794%, (3 Month U.S. Treasury Bill + 650 bps), 7/8/30 (144A)	749,925
250,000(a)	Matterhorn Re, 10.145%, (SOFR + 575 bps), 12/8/25 (144A)	239,900
1,000,000(a)	Mona Lisa Re, 16.794%, (3 Month U.S. Treasury Bill + 1,250 bps), 1/8/26 (144A)	1,012,100
750,000(a)	Northshore Re II, 12.308%, (3 Month U.S. Treasury Bill + 800 bps), 7/8/25 (144A)	749,250
		$7,628,226

	Multiperil – U.S. Regional — 0.1%
850,000(a)	Aquila Re, 12.564%, (3 Month U.S. Treasury Bill + 827 bps), 6/8/26 (144A)	$ 876,435
1,000,000(a)	Locke Tavern Re, 9.076%, (3 Month U.S. Treasury Bill + 478 bps), 4/9/26 (144A)	1,008,000
3,500,000(a)	Long Point Re IV, 8.544%, (3 Month U.S. Treasury Bill + 425 bps), 6/1/26 (144A)	3,529,750
732,912(a)	Matterhorn Re, 1.50%, (3 Month U.S. Treasury Bill + 150 bps), 1/8/27 (144A)	652,805
		$6,066,990

	Multiperil – Worldwide — 0.1%
2,000,000(a)	Atlas Capital, 12.039%, (SOFR + 765 bps), 6/5/26 (144A)	$ 2,054,200
750,000(a)	Cat Re 2001, 17.334%, (3 Month U.S. Treasury Bill + 1,304 bps), 1/8/27 (144A)	773,625
1,000,000(a)	Kendall Re, 10.544%, (3 Month U.S. Treasury Bill + 625 bps), 4/30/27 (144A)	1,038,800
250,000(a)	Silk Road Re, 10.297%, (1 Month U.S. Treasury Bill + 600 bps), 1/10/28 (144A)	249,375
		$4,116,000

	Windstorm – Florida — 0.3%
750,000(a)	Integrity Re, 11.124%, (3 Month U.S. Treasury Bill + 683 bps), 6/6/30 (144A)	$ 90,000
The accompanying notes are an integral part of these financial statements.
30Victory Pioneer Bond Fund | Annual | 6/30/25

Principal Amount USD ($)		Value
	Windstorm – Florida — (continued)
750,000(a)	Integrity Re, 12.294%, (1 Month U.S. Treasury Bill + 800 bps), 6/6/28 (144A)	$ 754,425
750,000(a)	Integrity Re, 14.044%, (1 Month U.S. Treasury Bill + 975 bps), 6/6/28 (144A)	755,100
250,000(a)	Marlon Re, 11.294%, (3 Month U.S. Treasury Bill + 700 bps), 6/7/27 (144A)	255,825
10,339,000(a)	Merna Re II, 11.784%, (3 Month U.S. Treasury Bill + 749 bps), 7/7/25 (144A)	10,328,661
1,000,000(a)	Merna Re II, 13.044%, (3 Month U.S. Treasury Bill + 875 bps), 7/7/27 (144A)	1,026,100
750,000(a)	Palm Re, 12.044%, (1 Month U.S. Treasury Bill + 775 bps), 6/7/28 (144A)	750,450
		$13,960,561

	Windstorm – Massachusetts — 0.0%†
1,000,000(a)	Mayflower Re, 8.808%, (1 Month U.S. Treasury Bill + 450 bps), 7/8/27 (144A)	$ 1,018,500
	Windstorm – Mexico — 0.0%†
250,000(a)	International Bank for Reconstruction & Development, 16.589%, (SOFR + 1,222 bps), 4/24/28 (144A)	$ 262,725
250,000(a)	International Bank for Reconstruction & Development, 18.093%, (SOFR + 1,372 bps), 4/24/28 (144A)	256,550
		$519,275

	Windstorm – North Carolina — 0.1%
1,000,000(a)	Blue Ridge Re, 9.544%, (3 Month U.S. Treasury Bill + 525 bps), 1/8/27 (144A)	$ 1,015,100
1,750,000(a)	Blue Ridge Re, 12.08%, (FHMMUSTF + 799 bps), 1/8/27 (144A)	1,774,850
2,250,000(a)	Cape Lookout Re, 11.194%, (1 Month U.S. Treasury Bill + 690 bps), 3/13/32 (144A)	2,256,075
		$5,046,025

	Windstorm – Texas — 0.4%
500,000(a)	Alamo Re, 10.294%, (1 Month U.S. Treasury Bill + 600 bps), 6/7/27 (144A)	$ 510,150
250,000(a)	Alamo Re, 12.044%, (1 Month U.S. Treasury Bill + 775 bps), 6/7/27 (144A)	260,500
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Bond Fund | Annual | 6/30/2531

Schedule of Investments  |  6/30/25 (continued)
Principal Amount USD ($)		Value
	Windstorm – Texas — (continued)
1,250,000(a)	Alamo Re, 12.686%, (1 Month U.S. Treasury Bill + 839 bps), 6/7/26 (144A)	$ 1,282,750
16,500,000(a)	Merna Re II, 11.824%, (3 Month U.S. Treasury Bill + 753 bps), 7/7/25 (144A)	16,483,500
		$18,536,900

	Windstorm – U.S. — 0.1%
300,000(a)	Bonanza Re, 12.744%, (3 Month U.S. Treasury Bill + 845 bps), 1/8/26 (144A)	$ 300,780
1,100,000(a)	Cape Lookout Re, 12.714%, (1 Month U.S. Treasury Bill + 842 bps), 4/28/26 (144A)	1,118,040
700,000(a)	Gateway Re, 18.254%, (1 Month U.S. Treasury Bill + 1,396 bps), 2/24/26 (144A)	721,210
250,000(a)	Gateway Re II, 13.194%, (3 Month U.S. Treasury Bill + 890 bps), 4/27/26 (144A)	252,225
3,000,000(a)	Queen Street Re, 11.794%, (3 Month U.S. Treasury Bill + 750 bps), 12/8/25 (144A)	2,990,100
		$5,382,355

	Windstorm – U.S. Multistate — 0.0%†
750,000(a)	Chartwell Re, 10.294%, (3 Month U.S. Treasury Bill + 600 bps), 6/7/28 (144A)	$ 757,500
500,000(a)	Chartwell Re, 11.294%, (3 Month U.S. Treasury Bill + 700 bps), 6/7/28 (144A)	498,400
250,000(a)	Gateway Re, 9.794%, (1 Month U.S. Treasury Bill + 550 bps), 7/8/27 (144A)	251,400
		$1,507,300

	Windstorm – U.S. Regional — 0.0%†
1,000,000(a)	Commonwealth Re, 8.057%, (3 Month U.S. Treasury Bill + 376 bps), 7/8/25 (144A)	$ 999,500
	Winterstorm – Florida — 0.0%†
1,000,000(a)	Lightning Re, 15.294%, (3 Month U.S. Treasury Bill + 1,100 bps), 3/31/26 (144A)	$ 1,025,500
	Total Event Linked Bonds	$121,375,642

Face Amount USD ($)
Collateralized Reinsurance — 0.4%
Earthquakes – California — 0.0%†
1,250,000(i)(j)+	Adare Re 2025, 9/30/30	$ 1,268,468
Multiperil – Massachusetts — 0.0%†
500,000(i)(j)+	Portsalon Re 2022, 5/31/28	$ 449,300
The accompanying notes are an integral part of these financial statements.
32Victory Pioneer Bond Fund | Annual | 6/30/25

Face Amount USD ($)		Value
	Multiperil – U.S. — 0.2%
1,750,000(j)+	Ballybunion Re 2022, 12/31/27	$ —
10,544,293(i)(j)+	PI0047 2024-1, 12/31/29	11,430,123
		$11,430,123

	Multiperil – Worldwide — 0.2%
1,250,000(i)(j)+	Cheltenham-PI0051 Re 2025 , 5/31/29	$ 1,009,710
250,000(i)(j)+	Epsom Re 2025 , 12/31/30	233,800
6,000,000(i)(j)+	Gamboge Re, 3/31/30	3,007,577
750,000(i)(j)+	Merion Re 2025-1, 12/31/30	691,589
250,000(i)(j)+	Old Head Re 2025, 12/31/30	216,009
1,250,000(i)(j)+	Phoenix 3 Re, 1/4/39	1,404,500
1,000,000(i)(j)+	Pine Valley Re 2025, 12/31/29	927,660
350,000(j)+	Walton Health Re 2019, 6/30/26	482
2,500,000(i)(j)+	Walton Health Re 2022, 12/15/27	343,500
		$7,834,827

	Windstorm – U.S. Regional — 0.0%†
2,000,000(i)(j)+	Oakmont Re 2024, 4/1/30	$ 51,317
	Total Collateralized Reinsurance	$21,034,035

	Reinsurance Sidecars — 0.9%
	Multiperil – U.S. — 0.0%†
2,000,000(i)(k)+	Harambee Re 2018, 12/31/25	$ 2,000
5,000,000(k)+	Harambee Re 2019, 12/31/25	—
4,000,000(i)(k)+	Harambee Re 2020, 12/31/25	—
		$2,000

	Multiperil – Worldwide — 0.9%
225,450(k)+	Alturas Re 2020-3, 9/30/25	$ —
213,682(k)+	Alturas Re 2021-3, 7/31/25	9,594
3,497,182(k)+	Alturas Re 2022-2, 12/31/27	170,663
2,000,000(i)(j)+	Banbury-PI0050 Re 2024, 3/31/30	2,096,508
5,000,000(i)(j)+	Bantry Re 2025 , 12/31/30	4,644,290
3,000,000(i)(j)+	Berwick Re 2020-1, 12/31/25	—
2,500,000(i)(j)+	Berwick Re 2025, 12/31/30	2,363,400
1,000,000(i)(j)+	Clearwater Re 2025, 12/31/30	1,012,743
1,040,000(i)(j)+	Eden Re II, 3/20/26 (144A)	48,994
36,000(j)+	Eden Re II, 3/19/27 (144A)	133,722
35,000(j)+	Eden Re II, 3/17/28 (144A)	254,235
3,400,000(i)(j)+	Eden Re II, 3/19/30 (144A)	3,302,080
1,250,000(i)(j)+	Gleneagles Re 2021, 12/31/25	125
1,250,000(i)(j)+	Gleneagles Re 2022, 12/31/27	187,500
5,000,000(i)(j)+	Gullane Re 2025, 12/31/30	3,875,535
2,993,180(i)(k)+	Lorenz Re 2019, 6/30/26	21,551
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Bond Fund | Annual | 6/30/2533

Schedule of Investments  |  6/30/25 (continued)
Face Amount USD ($)		Value
	Multiperil – Worldwide — (continued)
6,551,154(i)(j)+	Merion Re 2022-2, 12/31/27	$ 5,029,321
3,000,000(i)(j)+	Pangaea Re 2024-3, 7/1/28	3,258,858
2,500,000(i)(j)+	Pangaea Re 2025-1, 12/31/30	2,190,398
6,451(j)+	Sector Re V, 12/1/28 (144A)	135,370
5,936(j)+	Sector Re V, 12/1/28 (144A)	124,563
6,000,000(i)(j)+	Sector Re V, 12/1/29 (144A)	6,426,000
6,000,000(i)(k)+	Thopas Re 2020, 12/31/25	—
7,000,000(k)+	Thopas Re 2021, 12/31/25	69,300
4,000,000(k)+	Thopas Re 2022, 12/31/27	—
4,256,392(k)+	Thopas Re 2023 , 12/31/28	42,138
4,256,392(i)(k)+	Thopas Re 2024, 12/31/29	32,349
4,000,000(i)(k)+	Thopas Re 2025, 12/31/30	3,854,000
4,228,426(k)+	Torricelli Re 2021, 7/31/25	6,766
4,500,000(k)+	Torricelli Re 2022, 6/30/28	—
4,500,000(k)+	Torricelli Re 2023, 6/30/29	46,800
4,250,000(i)(k)+	Torricelli Re 2024, 6/30/30	4,346,688
1,000,000(i)(k)+	Viribus Re 2018, 12/31/25	—
3,650,000(k)+	Viribus Re 2019, 12/31/25	—
4,139,570(i)(k)+	Viribus Re 2020, 12/31/25	128,741
3,000,000(i)(k)+	Viribus Re 2022, 12/31/27	19,800
2,000,000(k)+	Viribus Re 2023, 12/31/28	45,400
333,333(i)(k)+	Viribus Re 2024, 12/31/29	65,467
		$43,942,899

	Total Reinsurance Sidecars	$43,944,899

	Total Insurance-Linked Securities (Cost $181,803,067)	$186,354,576

Principal Amount USD ($)
	Foreign Government Bonds — 0.4% of Net Assets
	Mexico — 0.1%
7,095,000	Mexico Government International Bond, 6.875%, 5/13/37	$ 7,395,119
	Total Mexico	$7,395,119

The accompanying notes are an integral part of these financial statements.
34Victory Pioneer Bond Fund | Annual | 6/30/25

Principal Amount USD ($)		Value
	Peru — 0.3%
12,945,000	Peruvian Government International Bond, 5.500%, 3/30/36	$ 12,953,414
	Total Peru	$12,953,414

	Total Foreign Government Bonds (Cost $19,963,757)	$20,348,533

	U.S. Government and Agency Obligations — 42.7% of Net Assets
37,104,469	Federal Home Loan Mortgage Corp., 1.500%, 3/1/42	$ 30,592,197
269,263	Federal Home Loan Mortgage Corp., 2.000%, 2/1/42	232,207
363,350	Federal Home Loan Mortgage Corp., 2.000%, 1/1/52	291,574
467,887	Federal Home Loan Mortgage Corp., 2.000%, 1/1/52	371,708
3,279,214	Federal Home Loan Mortgage Corp., 2.000%, 3/1/52	2,597,027
852,706	Federal Home Loan Mortgage Corp., 2.000%, 3/1/52	685,269
282,975	Federal Home Loan Mortgage Corp., 2.000%, 3/1/52	227,478
4,095,398	Federal Home Loan Mortgage Corp., 2.000%, 5/1/52	3,295,351
1,650,589	Federal Home Loan Mortgage Corp., 2.500%, 1/1/51	1,391,066
1,820,427	Federal Home Loan Mortgage Corp., 2.500%, 2/1/51	1,544,774
28,130,661	Federal Home Loan Mortgage Corp., 2.500%, 5/1/51	23,531,907
3,068,829	Federal Home Loan Mortgage Corp., 2.500%, 4/1/52	2,544,838
4,337,833	Federal Home Loan Mortgage Corp., 2.500%, 5/1/52	3,651,188
309,878	Federal Home Loan Mortgage Corp., 3.000%, 10/1/29	303,825
415,990	Federal Home Loan Mortgage Corp., 3.000%, 9/1/42	377,305
2,029,340	Federal Home Loan Mortgage Corp., 3.000%, 11/1/42	1,839,768
2,384,465	Federal Home Loan Mortgage Corp., 3.000%, 12/1/46	2,131,148
35,896	Federal Home Loan Mortgage Corp., 3.000%, 10/1/48	31,630
1,011,353	Federal Home Loan Mortgage Corp., 3.000%, 8/1/50	894,266
820,932	Federal Home Loan Mortgage Corp., 3.000%, 8/1/50	729,349
538,783	Federal Home Loan Mortgage Corp., 3.000%, 8/1/51	470,585
37,857,198	Federal Home Loan Mortgage Corp., 3.000%, 4/1/52	32,806,541
733,897	Federal Home Loan Mortgage Corp., 3.000%, 5/1/52	636,515
2,665,396	Federal Home Loan Mortgage Corp., 3.000%, 8/1/52	2,355,788
3,948,995	Federal Home Loan Mortgage Corp., 3.000%, 9/1/52	3,478,389
79,264	Federal Home Loan Mortgage Corp., 3.500%, 7/1/45	73,809
1,846,608	Federal Home Loan Mortgage Corp., 3.500%, 7/1/46	1,708,963
9,280,563	Federal Home Loan Mortgage Corp., 3.500%, 12/1/46	8,609,066
2,738,084	Federal Home Loan Mortgage Corp., 3.500%, 3/1/48	2,525,798
42,405	Federal Home Loan Mortgage Corp., 3.500%, 1/1/52	38,493
2,828,031	Federal Home Loan Mortgage Corp., 3.500%, 4/1/52	2,565,911
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Bond Fund | Annual | 6/30/2535

Schedule of Investments  |  6/30/25 (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
252,740	Federal Home Loan Mortgage Corp., 3.500%, 4/1/52	$ 228,786
2,559,923	Federal Home Loan Mortgage Corp., 3.500%, 4/1/52	2,334,670
7,591,034	Federal Home Loan Mortgage Corp., 3.500%, 7/1/52	6,847,876
950,225	Federal Home Loan Mortgage Corp., 4.000%, 10/1/42	917,138
12,134	Federal Home Loan Mortgage Corp., 4.000%, 11/1/42	11,686
2,512,198	Federal Home Loan Mortgage Corp., 4.000%, 5/1/44	2,423,414
365,420	Federal Home Loan Mortgage Corp., 4.000%, 4/1/47	345,719
316,338	Federal Home Loan Mortgage Corp., 4.000%, 6/1/50	297,203
194,903	Federal Home Loan Mortgage Corp., 4.000%, 4/1/51	182,030
176,424	Federal Home Loan Mortgage Corp., 4.000%, 9/1/51	164,276
132,854	Federal Home Loan Mortgage Corp., 4.000%, 6/1/52	124,593
31,784	Federal Home Loan Mortgage Corp., 4.500%, 3/1/47	31,800
3,760	Federal Home Loan Mortgage Corp., 5.000%, 5/1/40	3,815
145,501	Federal Home Loan Mortgage Corp., 5.000%, 3/1/44	147,848
1,415,954	Federal Home Loan Mortgage Corp., 5.000%, 12/1/50	1,402,992
1,031,966	Federal Home Loan Mortgage Corp., 5.000%, 9/1/52	1,013,098
446,008	Federal Home Loan Mortgage Corp., 5.000%, 3/1/53	440,302
35,881	Federal Home Loan Mortgage Corp., 5.000%, 4/1/53	35,261
469,687	Federal Home Loan Mortgage Corp., 5.000%, 4/1/53	463,061
226,319	Federal Home Loan Mortgage Corp., 5.000%, 4/1/53	224,147
92,878	Federal Home Loan Mortgage Corp., 5.000%, 11/1/54	91,415
7,734,916	Federal Home Loan Mortgage Corp., 5.000%, 12/1/54	7,594,734
396,751	Federal Home Loan Mortgage Corp., 5.000%, 12/1/54	394,051
364,142	Federal Home Loan Mortgage Corp., 5.000%, 12/1/54	361,662
397,005	Federal Home Loan Mortgage Corp., 5.000%, 12/1/54	393,124
399,375	Federal Home Loan Mortgage Corp., 5.000%, 3/1/55	393,629
1,474	Federal Home Loan Mortgage Corp., 5.500%, 11/1/34	1,485
40,263	Federal Home Loan Mortgage Corp., 5.500%, 8/1/35	41,468
28,468	Federal Home Loan Mortgage Corp., 5.500%, 1/1/39	29,277
265,291	Federal Home Loan Mortgage Corp., 5.500%, 6/1/41	273,231
2,495,073	Federal Home Loan Mortgage Corp., 5.500%, 7/1/49	2,538,193
408,746	Federal Home Loan Mortgage Corp., 5.500%, 3/1/53	411,715
1,249,513	Federal Home Loan Mortgage Corp., 5.500%, 3/1/53	1,257,873
145,200	Federal Home Loan Mortgage Corp., 5.500%, 3/1/53	146,487
The accompanying notes are an integral part of these financial statements.
36Victory Pioneer Bond Fund | Annual | 6/30/25

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
429,092	Federal Home Loan Mortgage Corp., 5.500%, 4/1/53	$ 433,190
190,129	Federal Home Loan Mortgage Corp., 5.500%, 4/1/53	190,988
1,581,235	Federal Home Loan Mortgage Corp., 5.500%, 4/1/53	1,594,876
1,295,951	Federal Home Loan Mortgage Corp., 5.500%, 6/1/53	1,306,082
298,977	Federal Home Loan Mortgage Corp., 5.500%, 7/1/53	301,068
300,117	Federal Home Loan Mortgage Corp., 5.500%, 7/1/53	303,097
68,201,638	Federal Home Loan Mortgage Corp., 5.500%, 12/1/53	68,249,571
351,989	Federal Home Loan Mortgage Corp., 5.500%, 10/1/54	354,395
991,929	Federal Home Loan Mortgage Corp., 5.500%, 12/1/54	996,717
393,134	Federal Home Loan Mortgage Corp., 5.500%, 12/1/54	398,946
566,511	Federal Home Loan Mortgage Corp., 5.500%, 12/1/54	569,245
391,896	Federal Home Loan Mortgage Corp., 5.500%, 12/1/54	393,061
1,411,832	Federal Home Loan Mortgage Corp., 5.500%, 12/1/54	1,420,830
4,724,859	Federal Home Loan Mortgage Corp., 5.500%, 12/1/54	4,740,360
289,204	Federal Home Loan Mortgage Corp., 5.500%, 1/1/55	292,545
1,045,863	Federal Home Loan Mortgage Corp., 5.500%, 1/1/55	1,058,350
878,764	Federal Home Loan Mortgage Corp., 5.500%, 1/1/55	883,074
195,613	Federal Home Loan Mortgage Corp., 5.500%, 1/1/55	196,769
1,145,506	Federal Home Loan Mortgage Corp., 5.500%, 3/1/55	1,152,276
458,729	Federal Home Loan Mortgage Corp., 5.500%, 3/1/55	463,000
109,782	Federal Home Loan Mortgage Corp., 5.500%, 3/1/55	110,363
532,909	Federal Home Loan Mortgage Corp., 5.500%, 4/1/55	536,305
25,436	Federal Home Loan Mortgage Corp., 6.000%, 1/1/33	25,975
7,562	Federal Home Loan Mortgage Corp., 6.000%, 1/1/33	7,691
7,693	Federal Home Loan Mortgage Corp., 6.000%, 2/1/33	7,981
1,075	Federal Home Loan Mortgage Corp., 6.000%, 2/1/33	1,094
27,247	Federal Home Loan Mortgage Corp., 6.000%, 3/1/33	28,169
4,753	Federal Home Loan Mortgage Corp., 6.000%, 3/1/33	4,835
23,869	Federal Home Loan Mortgage Corp., 6.000%, 9/1/33	24,740
12,948	Federal Home Loan Mortgage Corp., 6.000%, 11/1/33	13,169
1,919	Federal Home Loan Mortgage Corp., 6.000%, 11/1/33	1,991
25,817	Federal Home Loan Mortgage Corp., 6.000%, 12/1/33	26,621
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Bond Fund | Annual | 6/30/2537

Schedule of Investments  |  6/30/25 (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
5,682	Federal Home Loan Mortgage Corp., 6.000%, 12/1/33	$ 5,813
22,745	Federal Home Loan Mortgage Corp., 6.000%, 1/1/34	23,646
6,350	Federal Home Loan Mortgage Corp., 6.000%, 1/1/34	6,587
91,778	Federal Home Loan Mortgage Corp., 6.000%, 5/1/34	95,227
13,961	Federal Home Loan Mortgage Corp., 6.000%, 5/1/34	14,200
10,196	Federal Home Loan Mortgage Corp., 6.000%, 4/1/35	10,412
31,857	Federal Home Loan Mortgage Corp., 6.000%, 6/1/35	32,979
33,260	Federal Home Loan Mortgage Corp., 6.000%, 4/1/36	34,408
20,316	Federal Home Loan Mortgage Corp., 6.000%, 7/1/36	20,917
2,301	Federal Home Loan Mortgage Corp., 6.000%, 7/1/36	2,415
6,089	Federal Home Loan Mortgage Corp., 6.000%, 12/1/36	6,323
16,270	Federal Home Loan Mortgage Corp., 6.000%, 1/1/38	17,077
19,626	Federal Home Loan Mortgage Corp., 6.000%, 7/1/38	20,321
754,314	Federal Home Loan Mortgage Corp., 6.000%, 10/1/52	776,054
472,251	Federal Home Loan Mortgage Corp., 6.000%, 2/1/53	482,242
438,060	Federal Home Loan Mortgage Corp., 6.000%, 3/1/53	451,749
319,085	Federal Home Loan Mortgage Corp., 6.000%, 3/1/53	327,428
266,162	Federal Home Loan Mortgage Corp., 6.000%, 4/1/53	275,072
161,872	Federal Home Loan Mortgage Corp., 6.000%, 4/1/53	165,738
215,910	Federal Home Loan Mortgage Corp., 6.000%, 4/1/53	219,789
291,847	Federal Home Loan Mortgage Corp., 6.000%, 4/1/53	298,954
1,274,280	Federal Home Loan Mortgage Corp., 6.000%, 4/1/53	1,305,984
329,834	Federal Home Loan Mortgage Corp., 6.000%, 5/1/53	337,028
1,172,065	Federal Home Loan Mortgage Corp., 6.000%, 6/1/53	1,203,754
419,939	Federal Home Loan Mortgage Corp., 6.000%, 7/1/53	427,246
519,652	Federal Home Loan Mortgage Corp., 6.000%, 7/1/53	532,786
158,619	Federal Home Loan Mortgage Corp., 6.000%, 7/1/53	162,776
104,738	Federal Home Loan Mortgage Corp., 6.000%, 8/1/53	107,006
687,289	Federal Home Loan Mortgage Corp., 6.000%, 9/1/53	703,711
1,759,747	Federal Home Loan Mortgage Corp., 6.000%, 10/1/53	1,801,795
97,686	Federal Home Loan Mortgage Corp., 6.000%, 2/1/54	100,956
147,949	Federal Home Loan Mortgage Corp., 6.000%, 2/1/54	152,123
390,732	Federal Home Loan Mortgage Corp., 6.000%, 2/1/54	400,411
98,704	Federal Home Loan Mortgage Corp., 6.000%, 3/1/54	100,811
98,680	Federal Home Loan Mortgage Corp., 6.000%, 3/1/54	101,160
82,072	Federal Home Loan Mortgage Corp., 6.000%, 5/1/54	83,472
655,507	Federal Home Loan Mortgage Corp., 6.000%, 7/1/54	668,544
160,459	Federal Home Loan Mortgage Corp., 6.000%, 8/1/54	164,679
The accompanying notes are an integral part of these financial statements.
38Victory Pioneer Bond Fund | Annual | 6/30/25

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
335,626	Federal Home Loan Mortgage Corp., 6.000%, 8/1/54	$ 343,620
1,001,862	Federal Home Loan Mortgage Corp., 6.000%, 8/1/54	1,024,370
454,986	Federal Home Loan Mortgage Corp., 6.000%, 8/1/54	469,224
495,151	Federal Home Loan Mortgage Corp., 6.000%, 8/1/54	506,981
22,198,707	Federal Home Loan Mortgage Corp., 6.000%, 8/1/54	22,590,969
6,493,697	Federal Home Loan Mortgage Corp., 6.000%, 8/1/54	6,617,844
6,101,783	Federal Home Loan Mortgage Corp., 6.000%, 8/1/54	6,223,142
1,586,517	Federal Home Loan Mortgage Corp., 6.000%, 11/1/54	1,624,038
148,924	Federal Home Loan Mortgage Corp., 6.000%, 11/1/54	151,926
370,142	Federal Home Loan Mortgage Corp., 6.000%, 12/1/54	380,219
397,717	Federal Home Loan Mortgage Corp., 6.000%, 12/1/54	407,810
396,612	Federal Home Loan Mortgage Corp., 6.000%, 12/1/54	408,987
331,477	Federal Home Loan Mortgage Corp., 6.000%, 12/1/54	343,789
338,906	Federal Home Loan Mortgage Corp., 6.000%, 12/1/54	349,951
293,446	Federal Home Loan Mortgage Corp., 6.000%, 12/1/54	301,163
198,794	Federal Home Loan Mortgage Corp., 6.000%, 12/1/54	204,023
93,540	Federal Home Loan Mortgage Corp., 6.000%, 12/1/54	96,086
1,986,756	Federal Home Loan Mortgage Corp., 6.000%, 12/1/54	2,034,233
397,993	Federal Home Loan Mortgage Corp., 6.000%, 12/1/54	406,164
93,755	Federal Home Loan Mortgage Corp., 6.000%, 1/1/55	96,463
99,522	Federal Home Loan Mortgage Corp., 6.000%, 2/1/55	102,140
198,784	Federal Home Loan Mortgage Corp., 6.000%, 2/1/55	203,090
607,545	Federal Home Loan Mortgage Corp., 6.000%, 3/1/55	622,962
497,376	Federal Home Loan Mortgage Corp., 6.000%, 3/1/55	509,261
351,631	Federal Home Loan Mortgage Corp., 6.000%, 3/1/55	362,700
1,130,924	Federal Home Loan Mortgage Corp., 6.000%, 3/1/55	1,157,951
385,555	Federal Home Loan Mortgage Corp., 6.000%, 3/1/55	398,809
560,733	Federal Home Loan Mortgage Corp., 6.000%, 3/1/55	575,998
950,627	Federal Home Loan Mortgage Corp., 6.000%, 4/1/55	974,751
498,187	Federal Home Loan Mortgage Corp., 6.000%, 4/1/55	511,290
198,983	Federal Home Loan Mortgage Corp., 6.000%, 4/1/55	206,372
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Bond Fund | Annual | 6/30/2539

Schedule of Investments  |  6/30/25 (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
103	Federal Home Loan Mortgage Corp., 6.500%, 11/1/30	$ 107
98	Federal Home Loan Mortgage Corp., 6.500%, 3/1/31	101
1,197	Federal Home Loan Mortgage Corp., 6.500%, 5/1/31	1,246
2,751	Federal Home Loan Mortgage Corp., 6.500%, 5/1/31	2,863
140	Federal Home Loan Mortgage Corp., 6.500%, 8/1/31	144
2,290	Federal Home Loan Mortgage Corp., 6.500%, 7/1/32	2,386
19	Federal Home Loan Mortgage Corp., 6.500%, 1/1/33	20
9,741	Federal Home Loan Mortgage Corp., 6.500%, 10/1/33	10,076
280,614	Federal Home Loan Mortgage Corp., 6.500%, 1/1/43	290,239
900,888	Federal Home Loan Mortgage Corp., 6.500%, 1/1/53	940,185
6,190,552	Federal Home Loan Mortgage Corp., 6.500%, 2/1/53	6,521,430
270,542	Federal Home Loan Mortgage Corp., 6.500%, 4/1/53	282,377
255,185	Federal Home Loan Mortgage Corp., 6.500%, 4/1/53	265,844
545,752	Federal Home Loan Mortgage Corp., 6.500%, 7/1/53	566,723
2,280,718	Federal Home Loan Mortgage Corp., 6.500%, 8/1/53	2,380,069
167,273	Federal Home Loan Mortgage Corp., 6.500%, 8/1/53	173,645
482,554	Federal Home Loan Mortgage Corp., 6.500%, 8/1/53	501,277
787,878	Federal Home Loan Mortgage Corp., 6.500%, 8/1/53	821,895
484,033	Federal Home Loan Mortgage Corp., 6.500%, 8/1/53	510,347
164,291	Federal Home Loan Mortgage Corp., 6.500%, 10/1/53	170,339
213,710	Federal Home Loan Mortgage Corp., 6.500%, 12/1/53	221,957
919,800	Federal Home Loan Mortgage Corp., 6.500%, 12/1/53	962,038
95,211	Federal Home Loan Mortgage Corp., 6.500%, 1/1/54	99,200
263,155	Federal Home Loan Mortgage Corp., 6.500%, 2/1/54	273,909
181,716	Federal Home Loan Mortgage Corp., 6.500%, 2/1/54	188,299
16,540	Federal Home Loan Mortgage Corp., 6.500%, 3/1/54	17,268
65,325	Federal Home Loan Mortgage Corp., 6.500%, 3/1/54	68,656
256,604	Federal Home Loan Mortgage Corp., 6.500%, 3/1/54	269,712
118,441	Federal Home Loan Mortgage Corp., 6.500%, 3/1/54	122,747
99,049	Federal Home Loan Mortgage Corp., 6.500%, 3/1/54	102,759
196,683	Federal Home Loan Mortgage Corp., 6.500%, 3/1/54	204,762
81,475	Federal Home Loan Mortgage Corp., 6.500%, 3/1/54	84,906
326,007	Federal Home Loan Mortgage Corp., 6.500%, 3/1/54	338,622
97,891	Federal Home Loan Mortgage Corp., 6.500%, 3/1/54	101,927
334,863	Federal Home Loan Mortgage Corp., 6.500%, 3/1/54	353,115
81,284	Federal Home Loan Mortgage Corp., 6.500%, 3/1/54	84,799
156,252	Federal Home Loan Mortgage Corp., 6.500%, 3/1/54	162,428
The accompanying notes are an integral part of these financial statements.
40Victory Pioneer Bond Fund | Annual | 6/30/25

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
95,675	Federal Home Loan Mortgage Corp., 6.500%, 3/1/54	$ 99,686
178,987	Federal Home Loan Mortgage Corp., 6.500%, 4/1/54	188,414
251,440	Federal Home Loan Mortgage Corp., 6.500%, 4/1/54	264,120
98,876	Federal Home Loan Mortgage Corp., 6.500%, 4/1/54	103,040
333,973	Federal Home Loan Mortgage Corp., 6.500%, 4/1/54	348,337
220,506	Federal Home Loan Mortgage Corp., 6.500%, 4/1/54	230,333
71,323	Federal Home Loan Mortgage Corp., 6.500%, 4/1/54	73,906
83,081	Federal Home Loan Mortgage Corp., 6.500%, 4/1/54	87,594
85,050	Federal Home Loan Mortgage Corp., 6.500%, 4/1/54	88,728
168,768	Federal Home Loan Mortgage Corp., 6.500%, 4/1/54	175,530
167,220	Federal Home Loan Mortgage Corp., 6.500%, 4/1/54	173,578
97,466	Federal Home Loan Mortgage Corp., 6.500%, 4/1/54	102,760
98,627	Federal Home Loan Mortgage Corp., 6.500%, 4/1/54	102,315
343,182	Federal Home Loan Mortgage Corp., 6.500%, 5/1/54	357,310
280,443	Federal Home Loan Mortgage Corp., 6.500%, 5/1/54	292,441
85,614	Federal Home Loan Mortgage Corp., 6.500%, 5/1/54	89,810
421,859	Federal Home Loan Mortgage Corp., 6.500%, 6/1/54	437,957
469,566	Federal Home Loan Mortgage Corp., 6.500%, 6/1/54	487,432
531,123	Federal Home Loan Mortgage Corp., 6.500%, 6/1/54	550,985
881,961	Federal Home Loan Mortgage Corp., 6.500%, 6/1/54	913,864
309,106	Federal Home Loan Mortgage Corp., 6.500%, 7/1/54	322,076
408,582	Federal Home Loan Mortgage Corp., 6.500%, 7/1/54	424,859
366,372	Federal Home Loan Mortgage Corp., 6.500%, 7/1/54	381,616
181,506	Federal Home Loan Mortgage Corp., 6.500%, 7/1/54	189,236
181,870	Federal Home Loan Mortgage Corp., 6.500%, 7/1/54	189,588
206,911	Federal Home Loan Mortgage Corp., 6.500%, 7/1/54	215,965
1,605,885	Federal Home Loan Mortgage Corp., 6.500%, 7/1/54	1,659,309
1,894,966	Federal Home Loan Mortgage Corp., 6.500%, 7/1/54	1,965,337
3,133,145	Federal Home Loan Mortgage Corp., 6.500%, 7/1/54	3,236,073
1,243,045	Federal Home Loan Mortgage Corp., 6.500%, 7/1/54	1,287,250
499,589	Federal Home Loan Mortgage Corp., 6.500%, 7/1/54	521,341
494,056	Federal Home Loan Mortgage Corp., 6.500%, 7/1/54	514,735
687,741	Federal Home Loan Mortgage Corp., 6.500%, 7/1/54	716,565
921,226	Federal Home Loan Mortgage Corp., 6.500%, 8/1/54	960,547
1,045,856	Federal Home Loan Mortgage Corp., 6.500%, 8/1/54	1,085,896
557,609	Federal Home Loan Mortgage Corp., 6.500%, 8/1/54	580,335
663,867	Federal Home Loan Mortgage Corp., 6.500%, 8/1/54	689,282
1,810,996	Federal Home Loan Mortgage Corp., 6.500%, 8/1/54	1,884,809
278,482	Federal Home Loan Mortgage Corp., 6.500%, 8/1/54	290,211
477,983	Federal Home Loan Mortgage Corp., 6.500%, 8/1/54	496,005
297,633	Federal Home Loan Mortgage Corp., 6.500%, 8/1/54	312,629
2,148,689	Federal Home Loan Mortgage Corp., 6.500%, 9/1/54	2,226,515
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Bond Fund | Annual | 6/30/2541

Schedule of Investments  |  6/30/25 (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
521,095	Federal Home Loan Mortgage Corp., 6.500%, 11/1/54	$ 548,063
497,696	Federal Home Loan Mortgage Corp., 6.500%, 12/1/54	517,981
99,502	Federal Home Loan Mortgage Corp., 6.500%, 1/1/55	104,313
96,491	Federal Home Loan Mortgage Corp., 6.500%, 1/1/55	101,842
179,406	Federal Home Loan Mortgage Corp., 6.500%, 1/1/55	188,970
99,619	Federal Home Loan Mortgage Corp., 6.500%, 1/1/55	104,285
199,103	Federal Home Loan Mortgage Corp., 6.500%, 1/1/55	207,444
99,477	Federal Home Loan Mortgage Corp., 6.500%, 1/1/55	103,602
1,172,120	Federal Home Loan Mortgage Corp., 6.500%, 1/1/55	1,229,960
398,239	Federal Home Loan Mortgage Corp., 6.500%, 2/1/55	412,782
185,923	Federal Home Loan Mortgage Corp., 6.500%, 2/1/55	195,098
99,474	Federal Home Loan Mortgage Corp., 6.500%, 2/1/55	104,534
130,149	Federal Home Loan Mortgage Corp., 6.500%, 2/1/55	136,572
127,411	Federal Home Loan Mortgage Corp., 6.500%, 2/1/55	132,609
99,519	Federal Home Loan Mortgage Corp., 6.500%, 2/1/55	104,824
99,248	Federal Home Loan Mortgage Corp., 6.500%, 2/1/55	103,501
98,625	Federal Home Loan Mortgage Corp., 6.500%, 2/1/55	102,716
99,690	Federal Home Loan Mortgage Corp., 6.500%, 2/1/55	103,441
99,594	Federal Home Loan Mortgage Corp., 6.500%, 2/1/55	103,656
853,624	Federal Home Loan Mortgage Corp., 6.500%, 3/1/55	883,641
309,177	Federal Home Loan Mortgage Corp., 6.500%, 3/1/55	324,058
426,488	Federal Home Loan Mortgage Corp., 6.500%, 3/1/55	445,322
603,983	Federal Home Loan Mortgage Corp., 6.500%, 3/1/55	633,790
99,383	Federal Home Loan Mortgage Corp., 6.500%, 3/1/55	103,741
441,532	Federal Home Loan Mortgage Corp., 6.500%, 3/1/55	456,952
693,204	Federal Home Loan Mortgage Corp., 6.500%, 4/1/55	727,203
553,540	Federal Home Loan Mortgage Corp., 6.500%, 4/1/55	572,871
3,161,906	Federal Home Loan Mortgage Corp., 6.500%, 4/1/55	3,301,513
399,271	Federal Home Loan Mortgage Corp., 6.500%, 4/1/55	416,019
299,542	Federal Home Loan Mortgage Corp., 6.500%, 4/1/55	312,420
499,226	Federal Home Loan Mortgage Corp., 6.500%, 4/1/55	516,796
652	Federal Home Loan Mortgage Corp., 7.000%, 11/1/30	688
66,657	Federal Home Loan Mortgage Corp., 7.000%, 3/1/54	71,042
69,990	Federal Home Loan Mortgage Corp., 7.000%, 4/1/54	73,929
190,744	Federal Home Loan Mortgage Corp., 7.000%, 6/1/54	201,582
435,616	Federal Home Loan Mortgage Corp., 7.000%, 6/1/54	461,143
565,604	Federal Home Loan Mortgage Corp., 7.000%, 6/1/54	596,321
276,565	Federal Home Loan Mortgage Corp., 7.000%, 6/1/54	291,584
130,381	Federal Home Loan Mortgage Corp., 7.000%, 6/1/54	137,461
The accompanying notes are an integral part of these financial statements.
42Victory Pioneer Bond Fund | Annual | 6/30/25

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
410,966	Federal Home Loan Mortgage Corp., 7.000%, 6/1/54	$ 436,753
520,310	Federal Home Loan Mortgage Corp., 7.000%, 6/1/54	552,483
560,549	Federal Home Loan Mortgage Corp., 7.000%, 7/1/54	592,431
404,665	Federal Home Loan Mortgage Corp., 7.000%, 7/1/54	426,641
567,615	Federal Home Loan Mortgage Corp., 7.000%, 7/1/54	598,441
314,310	Federal Home Loan Mortgage Corp., 7.000%, 7/1/54	331,379
877,940	Federal Home Loan Mortgage Corp., 7.000%, 7/1/54	925,619
415,632	Federal Home Loan Mortgage Corp., 7.000%, 8/1/54	439,462
589,800	Federal Home Loan Mortgage Corp., 7.000%, 8/1/54	625,281
252,274	Federal Home Loan Mortgage Corp., 7.000%, 8/1/54	267,486
2,869,723	Federal Home Loan Mortgage Corp., 7.000%, 8/1/54	3,030,973
378,708	Federal Home Loan Mortgage Corp., 7.000%, 9/1/54	399,275
342,822	Federal Home Loan Mortgage Corp., 7.000%, 11/1/54	365,714
1,468,480	Federal Home Loan Mortgage Corp., 7.000%, 11/1/54	1,552,999
948,811	Federal Home Loan Mortgage Corp., 7.000%, 11/1/54	1,001,981
246,848	Federal Home Loan Mortgage Corp., 7.000%, 12/1/54	260,740
398,353	Federal Home Loan Mortgage Corp., 7.000%, 1/1/55	420,782
86,224	Federal Home Loan Mortgage Corp., 7.000%, 1/1/55	91,584
99,237	Federal Home Loan Mortgage Corp., 7.000%, 1/1/55	104,879
198,664	Federal Home Loan Mortgage Corp., 7.000%, 1/1/55	210,189
98,502	Federal Home Loan Mortgage Corp., 7.000%, 1/1/55	104,372
172,583	Federal Home Loan Mortgage Corp., 7.000%, 1/1/55	183,283
99,617	Federal Home Loan Mortgage Corp., 7.000%, 2/1/55	105,226
186,440	Federal Home Loan Mortgage Corp., 7.000%, 2/1/55	196,858
198,346	Federal Home Loan Mortgage Corp., 7.000%, 2/1/55	210,505
98,557	Federal Home Loan Mortgage Corp., 7.000%, 2/1/55	104,382
99,715	Federal Home Loan Mortgage Corp., 7.000%, 2/1/55	105,170
134,928	Federal Home Loan Mortgage Corp., 7.000%, 2/1/55	143,479
192,969	Federal Home Loan Mortgage Corp., 7.000%, 2/1/55	204,668
96,258	Federal Home Loan Mortgage Corp., 7.000%, 2/1/55	102,842
99,335	Federal Home Loan Mortgage Corp., 7.000%, 2/1/55	106,327
91,598	Federal Home Loan Mortgage Corp., 7.000%, 2/1/55	97,515
98,983	Federal Home Loan Mortgage Corp., 7.000%, 2/1/55	105,271
95,963	Federal Home Loan Mortgage Corp., 7.000%, 2/1/55	101,927
2,024,998	Federal Home Loan Mortgage Corp., 7.000%, 2/1/55	2,138,089
99,552	Federal Home Loan Mortgage Corp., 7.000%, 2/1/55	105,680
97,751	Federal Home Loan Mortgage Corp., 7.000%, 2/1/55	103,254
99,646	Federal Home Loan Mortgage Corp., 7.000%, 2/1/55	105,487
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Bond Fund | Annual | 6/30/2543

Schedule of Investments  |  6/30/25 (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
99,727	Federal Home Loan Mortgage Corp., 7.000%, 3/1/55	$ 105,439
1,363,901	Federal Home Loan Mortgage Corp., 7.000%, 3/1/55	1,442,857
1,555,298	Federal Home Loan Mortgage Corp., 7.000%, 3/1/55	1,654,113
6,000,000	Federal National Mortgage Association, 1.500%, 7/15/40 (TBA)	5,330,631
46,745,741	Federal National Mortgage Association, 1.500%, 3/1/42	38,469,919
7,000,000	Federal National Mortgage Association, 2.000%, 7/15/40 (TBA)	6,394,890
17,132,711	Federal National Mortgage Association, 2.000%, 12/1/41	14,747,998
3,648,969	Federal National Mortgage Association, 2.000%, 2/1/42	3,137,635
881,839	Federal National Mortgage Association, 2.000%, 2/1/42	759,092
307,694	Federal National Mortgage Association, 2.000%, 2/1/42	264,001
763,594	Federal National Mortgage Association, 2.000%, 11/1/50	616,498
492,398	Federal National Mortgage Association, 2.000%, 1/1/51	400,330
9,056,827	Federal National Mortgage Association, 2.000%, 11/1/51	7,317,849
3,096,421	Federal National Mortgage Association, 2.000%, 11/1/51	2,483,633
9,765,864	Federal National Mortgage Association, 2.000%, 3/1/52	7,734,235
369,875	Federal National Mortgage Association, 2.000%, 3/1/52	297,453
4,797,376	Federal National Mortgage Association, 2.000%, 3/1/52	3,861,478
21,098,196	Federal National Mortgage Association, 2.000%, 10/1/52	16,722,278
82,000,000	Federal National Mortgage Association, 2.000%, 7/1/55 (TBA)	64,893,783
235,560	Federal National Mortgage Association, 2.500%, 7/1/30	227,809
190,596	Federal National Mortgage Association, 2.500%, 7/1/30	184,325
345,599	Federal National Mortgage Association, 2.500%, 7/1/30	334,387
5,000,000	Federal National Mortgage Association, 2.500%, 7/15/40 (TBA)	4,667,315
The accompanying notes are an integral part of these financial statements.
44Victory Pioneer Bond Fund | Annual | 6/30/25

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
2,383,900	Federal National Mortgage Association, 2.500%, 4/1/42	$ 2,130,958
90,753	Federal National Mortgage Association, 2.500%, 12/1/42	79,991
78,410	Federal National Mortgage Association, 2.500%, 12/1/42	69,112
79,587	Federal National Mortgage Association, 2.500%, 1/1/43	70,066
880,886	Federal National Mortgage Association, 2.500%, 2/1/43	776,425
32,954	Federal National Mortgage Association, 2.500%, 2/1/43	28,803
32,252	Federal National Mortgage Association, 2.500%, 2/1/43	28,693
103,404	Federal National Mortgage Association, 2.500%, 3/1/43	91,142
56,872	Federal National Mortgage Association, 2.500%, 4/1/43	50,065
88,493	Federal National Mortgage Association, 2.500%, 8/1/43	77,267
41,967	Federal National Mortgage Association, 2.500%, 12/1/43	37,038
90,993	Federal National Mortgage Association, 2.500%, 3/1/44	79,838
512,165	Federal National Mortgage Association, 2.500%, 4/1/45	439,518
511,097	Federal National Mortgage Association, 2.500%, 4/1/45	437,330
199,419	Federal National Mortgage Association, 2.500%, 4/1/45	170,466
92,153	Federal National Mortgage Association, 2.500%, 4/1/45	78,967
165,537	Federal National Mortgage Association, 2.500%, 4/1/45	141,780
148,564	Federal National Mortgage Association, 2.500%, 4/1/45	130,652
53,207	Federal National Mortgage Association, 2.500%, 4/1/45	45,726
93,021	Federal National Mortgage Association, 2.500%, 4/1/45	79,516
18,581	Federal National Mortgage Association, 2.500%, 5/1/45	16,015
39,947	Federal National Mortgage Association, 2.500%, 7/1/45	34,298
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Bond Fund | Annual | 6/30/2545

Schedule of Investments  |  6/30/25 (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
39,577	Federal National Mortgage Association, 2.500%, 8/1/45	$ 33,882
36,820	Federal National Mortgage Association, 2.500%, 1/1/46	31,395
1,652,917	Federal National Mortgage Association, 2.500%, 5/1/46	1,396,154
1,749,233	Federal National Mortgage Association, 2.500%, 6/1/46	1,489,990
5,292,488	Federal National Mortgage Association, 2.500%, 3/1/47	4,502,836
10,631,400	Federal National Mortgage Association, 2.500%, 8/1/50	9,029,524
456,249	Federal National Mortgage Association, 2.500%, 9/1/50	387,408
260,706	Federal National Mortgage Association, 2.500%, 10/1/50	222,291
30,379,537	Federal National Mortgage Association, 2.500%, 5/1/51	25,671,728
13,115,866	Federal National Mortgage Association, 2.500%, 5/1/51	11,107,452
576,549	Federal National Mortgage Association, 2.500%, 9/1/51	484,764
42,321,799	Federal National Mortgage Association, 2.500%, 11/1/51	35,785,922
5,782,704	Federal National Mortgage Association, 2.500%, 12/1/51	4,864,730
1,316,411	Federal National Mortgage Association, 2.500%, 1/1/52	1,110,547
27,950,744	Federal National Mortgage Association, 2.500%, 1/1/52	23,463,248
1,511,621	Federal National Mortgage Association, 2.500%, 2/1/52	1,274,619
2,017,998	Federal National Mortgage Association, 2.500%, 2/1/52	1,682,634
2,868,153	Federal National Mortgage Association, 2.500%, 3/1/52	2,379,412
3,374,972	Federal National Mortgage Association, 2.500%, 4/1/52	2,840,658
3,452,515	Federal National Mortgage Association, 2.500%, 4/1/52	2,873,797
2,243,543	Federal National Mortgage Association, 2.500%, 4/1/52	1,861,153
3,044,499	Federal National Mortgage Association, 2.500%, 4/1/52	2,574,076
The accompanying notes are an integral part of these financial statements.
46Victory Pioneer Bond Fund | Annual | 6/30/25

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
5,000,000	Federal National Mortgage Association, 2.500%, 7/1/55 (TBA)	$ 4,144,853
654,652	Federal National Mortgage Association, 3.000%, 10/1/30	639,218
229,308	Federal National Mortgage Association, 3.000%, 4/1/31	223,404
130,681	Federal National Mortgage Association, 3.000%, 6/1/40	121,828
250,250	Federal National Mortgage Association, 3.000%, 8/1/45	223,723
1,324,841	Federal National Mortgage Association, 3.000%, 2/1/47	1,198,701
1,519,032	Federal National Mortgage Association, 3.000%, 4/1/47	1,363,411
1,017,340	Federal National Mortgage Association, 3.000%, 12/1/47	907,169
27,869,981	Federal National Mortgage Association, 3.000%, 2/1/51	24,777,481
870,969	Federal National Mortgage Association, 3.000%, 4/1/51	772,572
5,999,175	Federal National Mortgage Association, 3.000%, 11/1/51	5,275,167
12,512,376	Federal National Mortgage Association, 3.000%, 1/1/52	11,019,076
17,024,557	Federal National Mortgage Association, 3.000%, 3/1/52	15,030,335
6,974,093	Federal National Mortgage Association, 3.000%, 3/1/52	6,044,382
4,714,900	Federal National Mortgage Association, 3.000%, 2/1/57	3,977,194
425,346	Federal National Mortgage Association, 3.500%, 6/1/28	419,468
180,826	Federal National Mortgage Association, 3.500%, 10/1/41	169,876
1,068,692	Federal National Mortgage Association, 3.500%, 11/1/41	1,005,341
92,102	Federal National Mortgage Association, 3.500%, 10/1/42	88,015
124,974	Federal National Mortgage Association, 3.500%, 12/1/42	117,433
148,390	Federal National Mortgage Association, 3.500%, 12/1/42	139,265
1,070,436	Federal National Mortgage Association, 3.500%, 9/1/45	993,513
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Bond Fund | Annual | 6/30/2547

Schedule of Investments  |  6/30/25 (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
132,895	Federal National Mortgage Association, 3.500%, 10/1/45	$ 124,601
30,221	Federal National Mortgage Association, 3.500%, 2/1/47	27,825
38,191	Federal National Mortgage Association, 3.500%, 7/1/47	35,855
38,180	Federal National Mortgage Association, 3.500%, 10/1/47	34,774
188,984	Federal National Mortgage Association, 3.500%, 12/1/47	175,412
3,027,567	Federal National Mortgage Association, 3.500%, 1/1/48	2,797,223
27,424	Federal National Mortgage Association, 3.500%, 2/1/49	25,103
839,961	Federal National Mortgage Association, 3.500%, 5/1/49	782,503
586,779	Federal National Mortgage Association, 3.500%, 5/1/49	544,565
13,312	Federal National Mortgage Association, 3.500%, 7/1/49	12,230
361,348	Federal National Mortgage Association, 3.500%, 3/1/52	330,280
976,945	Federal National Mortgage Association, 3.500%, 3/1/52	887,209
632,799	Federal National Mortgage Association, 3.500%, 4/1/52	573,236
2,921,991	Federal National Mortgage Association, 3.500%, 4/1/52	2,649,088
1,592,175	Federal National Mortgage Association, 3.500%, 4/1/52	1,451,871
4,501,758	Federal National Mortgage Association, 3.500%, 5/1/52	4,084,638
389,869	Federal National Mortgage Association, 3.500%, 6/1/52	354,442
522,729	Federal National Mortgage Association, 3.500%, 6/1/52	471,503
5,010,177	Federal National Mortgage Association, 3.500%, 6/1/52	4,516,743
54,000,000	Federal National Mortgage Association, 3.500%, 7/1/55 (TBA)	48,611,091
272,174	Federal National Mortgage Association, 3.500%, 8/1/58	244,523
103	Federal National Mortgage Association, 4.000%, 10/1/25	103
The accompanying notes are an integral part of these financial statements.
48Victory Pioneer Bond Fund | Annual | 6/30/25

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
50,515	Federal National Mortgage Association, 4.000%, 11/1/34	$ 49,974
483,809	Federal National Mortgage Association, 4.000%, 4/1/39	468,873
1,942,779	Federal National Mortgage Association, 4.000%, 10/1/40	1,877,411
330,230	Federal National Mortgage Association, 4.000%, 12/1/40	319,187
70,117	Federal National Mortgage Association, 4.000%, 7/1/42	67,561
1,972,912	Federal National Mortgage Association, 4.000%, 4/1/44	1,903,598
32,738	Federal National Mortgage Association, 4.000%, 6/1/45	31,575
182,224	Federal National Mortgage Association, 4.000%, 7/1/45	173,066
32,608	Federal National Mortgage Association, 4.000%, 5/1/51	30,461
6,175,377	Federal National Mortgage Association, 4.000%, 7/1/51	5,799,759
149,355	Federal National Mortgage Association, 4.000%, 8/1/51	139,155
1,975,523	Federal National Mortgage Association, 4.000%, 9/1/51	1,855,233
147,841	Federal National Mortgage Association, 4.000%, 6/1/52	137,867
7,103,400	Federal National Mortgage Association, 4.000%, 10/1/52	6,610,643
25,000,000	Federal National Mortgage Association, 4.000%, 7/1/55 (TBA)	23,243,170
34,246	Federal National Mortgage Association, 4.500%, 10/1/35	34,083
84,913	Federal National Mortgage Association, 4.500%, 8/1/40	84,981
80,731	Federal National Mortgage Association, 4.500%, 2/1/41	80,489
3,545,243	Federal National Mortgage Association, 4.500%, 9/1/43	3,537,179
2,359,801	Federal National Mortgage Association, 4.500%, 1/1/44	2,353,709
140,651	Federal National Mortgage Association, 4.500%, 1/1/47	137,380
49,367	Federal National Mortgage Association, 4.500%, 2/1/47	48,461
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Bond Fund | Annual | 6/30/2549

Schedule of Investments  |  6/30/25 (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
10,000,000	Federal National Mortgage Association, 4.500%, 7/1/55 (TBA)	$ 9,564,215
21,165	Federal National Mortgage Association, 5.000%, 7/1/34	21,135
36,403	Federal National Mortgage Association, 5.000%, 10/1/34	36,697
141,875	Federal National Mortgage Association, 5.000%, 2/1/39	143,804
16,000,000	Federal National Mortgage Association, 5.000%, 7/15/40 (TBA)	16,114,941
3,434,128	Federal National Mortgage Association, 5.000%, 12/1/44	3,476,910
411,164	Federal National Mortgage Association, 5.000%, 9/1/49	411,529
4,796,127	Federal National Mortgage Association, 5.000%, 8/1/52	4,752,562
3,280,954	Federal National Mortgage Association, 5.000%, 11/1/52	3,249,476
377,913	Federal National Mortgage Association, 5.000%, 2/1/53	374,480
570,151	Federal National Mortgage Association, 5.000%, 2/1/53	561,725
775,410	Federal National Mortgage Association, 5.000%, 2/1/53	764,953
1,342,585	Federal National Mortgage Association, 5.000%, 4/1/53	1,329,355
325,481	Federal National Mortgage Association, 5.000%, 4/1/53	322,201
547,236	Federal National Mortgage Association, 5.000%, 4/1/53	539,855
496,279	Federal National Mortgage Association, 5.000%, 12/1/54	488,724
298,024	Federal National Mortgage Association, 5.000%, 12/1/54	293,176
298,179	Federal National Mortgage Association, 5.000%, 12/1/54	292,934
487,231	Federal National Mortgage Association, 5.000%, 3/1/55	480,028
3,462	Federal National Mortgage Association, 5.500%, 6/1/33	3,527
17,024	Federal National Mortgage Association, 5.500%, 7/1/33	17,586
110,970	Federal National Mortgage Association, 5.500%, 7/1/34	113,977
The accompanying notes are an integral part of these financial statements.
50Victory Pioneer Bond Fund | Annual | 6/30/25

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
4,511	Federal National Mortgage Association, 5.500%, 10/1/35	$ 4,634
30,463	Federal National Mortgage Association, 5.500%, 3/1/36	30,673
29,212	Federal National Mortgage Association, 5.500%, 5/1/36	30,013
36,671	Federal National Mortgage Association, 5.500%, 6/1/36	37,847
15,000,000	Federal National Mortgage Association, 5.500%, 7/1/40 (TBA)	15,271,837
676,253	Federal National Mortgage Association, 5.500%, 5/1/49	687,871
2,167,703	Federal National Mortgage Association, 5.500%, 4/1/50	2,213,649
4,809,318	Federal National Mortgage Association, 5.500%, 4/1/50	4,890,451
1,144,197	Federal National Mortgage Association, 5.500%, 11/1/52	1,146,180
2,022,315	Federal National Mortgage Association, 5.500%, 2/1/53	2,032,694
1,783,714	Federal National Mortgage Association, 5.500%, 4/1/53	1,796,844
1,533,556	Federal National Mortgage Association, 5.500%, 4/1/53	1,543,551
319,625	Federal National Mortgage Association, 5.500%, 4/1/53	321,604
990,597	Federal National Mortgage Association, 5.500%, 4/1/53	995,065
1,267,274	Federal National Mortgage Association, 5.500%, 4/1/53	1,281,408
570,378	Federal National Mortgage Association, 5.500%, 4/1/53	571,735
1,085,762	Federal National Mortgage Association, 5.500%, 7/1/53	1,091,783
881,805	Federal National Mortgage Association, 5.500%, 7/1/53	889,412
288,174	Federal National Mortgage Association, 5.500%, 8/1/53	291,689
18,704,560	Federal National Mortgage Association, 5.500%, 9/1/53	18,721,791
3,492,721	Federal National Mortgage Association, 5.500%, 9/1/53	3,496,076
573,212	Federal National Mortgage Association, 5.500%, 10/1/53	576,761
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Bond Fund | Annual | 6/30/2551

Schedule of Investments  |  6/30/25 (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
4,139,892	Federal National Mortgage Association, 5.500%, 5/1/54	$ 4,149,404
420,142	Federal National Mortgage Association, 5.500%, 11/1/54	423,340
594,674	Federal National Mortgage Association, 5.500%, 12/1/54	598,188
198,233	Federal National Mortgage Association, 5.500%, 12/1/54	200,164
396,913	Federal National Mortgage Association, 5.500%, 12/1/54	399,013
844,659	Federal National Mortgage Association, 5.500%, 12/1/54	846,908
740,430	Federal National Mortgage Association, 5.500%, 12/1/54	744,347
397,582	Federal National Mortgage Association, 5.500%, 1/1/55	399,501
994,570	Federal National Mortgage Association, 5.500%, 1/1/55	997,019
1,453,855	Federal National Mortgage Association, 5.500%, 1/1/55	1,460,254
96,252	Federal National Mortgage Association, 5.500%, 2/1/55	97,000
1,019,749	Federal National Mortgage Association, 5.500%, 3/1/55	1,024,671
406,509	Federal National Mortgage Association, 5.500%, 3/1/55	411,205
2,522	Federal National Mortgage Association, 5.720%, 11/1/28	2,508
6,806	Federal National Mortgage Association, 5.720%, 6/1/29	6,786
12,223	Federal National Mortgage Association, 5.900%, 4/1/28	12,191
102	Federal National Mortgage Association, 6.000%, 9/1/29	104
187	Federal National Mortgage Association, 6.000%, 1/1/32	190
2,638	Federal National Mortgage Association, 6.000%, 2/1/32	2,743
1,127	Federal National Mortgage Association, 6.000%, 3/1/32	1,168
640	Federal National Mortgage Association, 6.000%, 8/1/32	664
109	Federal National Mortgage Association, 6.000%, 9/1/32	114
The accompanying notes are an integral part of these financial statements.
52Victory Pioneer Bond Fund | Annual | 6/30/25

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
8,662	Federal National Mortgage Association, 6.000%, 10/1/32	$ 8,977
2,611	Federal National Mortgage Association, 6.000%, 2/1/33	2,663
13,954	Federal National Mortgage Association, 6.000%, 3/1/33	14,415
15,652	Federal National Mortgage Association, 6.000%, 4/1/33	15,902
31,513	Federal National Mortgage Association, 6.000%, 7/1/33	32,018
7,563	Federal National Mortgage Association, 6.000%, 11/1/33	7,759
25,273	Federal National Mortgage Association, 6.000%, 8/1/34	26,234
2,737	Federal National Mortgage Association, 6.000%, 9/1/34	2,813
7,010	Federal National Mortgage Association, 6.000%, 9/1/34	7,193
17,877	Federal National Mortgage Association, 6.000%, 9/1/34	18,278
813	Federal National Mortgage Association, 6.000%, 9/1/34	826
2,443	Federal National Mortgage Association, 6.000%, 10/1/34	2,552
2,639	Federal National Mortgage Association, 6.000%, 11/1/34	2,756
27,587	Federal National Mortgage Association, 6.000%, 11/1/34	28,415
887	Federal National Mortgage Association, 6.000%, 2/1/35	927
1,889	Federal National Mortgage Association, 6.000%, 2/1/35	1,977
36,724	Federal National Mortgage Association, 6.000%, 4/1/35	38,263
2,927	Federal National Mortgage Association, 6.000%, 5/1/35	2,985
60,207	Federal National Mortgage Association, 6.000%, 10/1/35	61,929
29,695	Federal National Mortgage Association, 6.000%, 12/1/35	30,760
6,483	Federal National Mortgage Association, 6.000%, 12/1/37	6,796
51,267	Federal National Mortgage Association, 6.000%, 6/1/38	53,583
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Bond Fund | Annual | 6/30/2553

Schedule of Investments  |  6/30/25 (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
6,086	Federal National Mortgage Association, 6.000%, 7/1/38	$ 6,250
2,169,271	Federal National Mortgage Association, 6.000%, 1/1/53	2,235,839
683,351	Federal National Mortgage Association, 6.000%, 1/1/53	700,263
676,682	Federal National Mortgage Association, 6.000%, 2/1/53	693,432
266,067	Federal National Mortgage Association, 6.000%, 2/1/53	275,128
155,350	Federal National Mortgage Association, 6.000%, 3/1/53	159,058
273,361	Federal National Mortgage Association, 6.000%, 3/1/53	280,795
417,133	Federal National Mortgage Association, 6.000%, 4/1/53	425,401
825,680	Federal National Mortgage Association, 6.000%, 4/1/53	844,836
2,693,461	Federal National Mortgage Association, 6.000%, 5/1/53	2,786,037
2,498,227	Federal National Mortgage Association, 6.000%, 5/1/53	2,587,720
195,534	Federal National Mortgage Association, 6.000%, 6/1/53	201,334
252,972	Federal National Mortgage Association, 6.000%, 6/1/53	259,326
283,601	Federal National Mortgage Association, 6.000%, 6/1/53	288,510
205,836	Federal National Mortgage Association, 6.000%, 6/1/53	210,056
332,827	Federal National Mortgage Association, 6.000%, 6/1/53	339,227
1,217,903	Federal National Mortgage Association, 6.000%, 6/1/53	1,259,214
816,993	Federal National Mortgage Association, 6.000%, 6/1/53	836,236
114,725	Federal National Mortgage Association, 6.000%, 7/1/53	117,548
2,830,803	Federal National Mortgage Association, 6.000%, 7/1/53	2,887,970
1,420,043	Federal National Mortgage Association, 6.000%, 7/1/53	1,451,116
1,951,006	Federal National Mortgage Association, 6.000%, 7/1/53	1,998,870
The accompanying notes are an integral part of these financial statements.
54Victory Pioneer Bond Fund | Annual | 6/30/25

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
1,159,424	Federal National Mortgage Association, 6.000%, 7/1/53	$ 1,183,372
486,852	Federal National Mortgage Association, 6.000%, 7/1/53	498,124
963,212	Federal National Mortgage Association, 6.000%, 8/1/53	987,419
5,107,437	Federal National Mortgage Association, 6.000%, 8/1/53	5,241,690
22,347,015	Federal National Mortgage Association, 6.000%, 9/1/53	22,740,995
195,904	Federal National Mortgage Association, 6.000%, 9/1/53	200,223
373,478	Federal National Mortgage Association, 6.000%, 9/1/53	380,643
457,837	Federal National Mortgage Association, 6.000%, 10/1/53	472,164
1,123,983	Federal National Mortgage Association, 6.000%, 10/1/53	1,150,841
1,404,498	Federal National Mortgage Association, 6.000%, 10/1/53	1,444,949
2,010,911	Federal National Mortgage Association, 6.000%, 11/1/53	2,057,063
296,553	Federal National Mortgage Association, 6.000%, 2/1/54	302,948
295,501	Federal National Mortgage Association, 6.000%, 3/1/54	303,109
90,284	Federal National Mortgage Association, 6.000%, 3/1/54	92,892
196,180	Federal National Mortgage Association, 6.000%, 3/1/54	200,081
185,864	Federal National Mortgage Association, 6.000%, 4/1/54	190,167
395,438	Federal National Mortgage Association, 6.000%, 8/1/54	404,595
2,893,060	Federal National Mortgage Association, 6.000%, 8/1/54	2,946,140
569,743	Federal National Mortgage Association, 6.000%, 8/1/54	584,517
184,666	Federal National Mortgage Association, 6.000%, 9/1/54	190,729
196,683	Federal National Mortgage Association, 6.000%, 9/1/54	201,864
745,522	Federal National Mortgage Association, 6.000%, 11/1/54	763,338
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Bond Fund | Annual | 6/30/2555

Schedule of Investments  |  6/30/25 (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
198,923	Federal National Mortgage Association, 6.000%, 12/1/54	$ 202,798
599,339	Federal National Mortgage Association, 6.000%, 12/1/54	617,651
1,739,622	Federal National Mortgage Association, 6.000%, 12/1/54	1,781,193
102,803	Federal National Mortgage Association, 6.000%, 1/1/55	106,463
99,663	Federal National Mortgage Association, 6.000%, 2/1/55	102,377
610,237	Federal National Mortgage Association, 6.000%, 3/1/55	631,215
615,720	Federal National Mortgage Association, 6.000%, 3/1/55	635,938
447,645	Federal National Mortgage Association, 6.000%, 3/1/55	461,640
527,547	Federal National Mortgage Association, 6.000%, 3/1/55	544,439
397,710	Federal National Mortgage Association, 6.000%, 4/1/55	407,803
987,787	Federal National Mortgage Association, 6.000%, 4/1/55	1,011,394
382,274	Federal National Mortgage Association, 6.000%, 4/1/55	394,237
1,098,173	Federal National Mortgage Association, 6.000%, 4/1/55	1,126,448
53,500,000	Federal National Mortgage Association, 6.000%, 7/1/55 (TBA)	54,362,572
2,666	Federal National Mortgage Association, 6.500%, 7/1/29	2,754
209	Federal National Mortgage Association, 6.500%, 4/1/31	216
460	Federal National Mortgage Association, 6.500%, 5/1/31	475
1,299	Federal National Mortgage Association, 6.500%, 9/1/31	1,342
974	Federal National Mortgage Association, 6.500%, 9/1/31	1,006
361	Federal National Mortgage Association, 6.500%, 10/1/31	373
14,373	Federal National Mortgage Association, 6.500%, 12/1/31	14,845
2,612	Federal National Mortgage Association, 6.500%, 2/1/32	2,702
The accompanying notes are an integral part of these financial statements.
56Victory Pioneer Bond Fund | Annual | 6/30/25

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
6,094	Federal National Mortgage Association, 6.500%, 3/1/32	$ 6,294
11,540	Federal National Mortgage Association, 6.500%, 7/1/32	11,919
8,810	Federal National Mortgage Association, 6.500%, 7/1/34	9,158
27,323	Federal National Mortgage Association, 6.500%, 11/1/37	28,945
8,166	Federal National Mortgage Association, 6.500%, 11/1/47	8,387
87,292	Federal National Mortgage Association, 6.500%, 2/1/53	90,967
1,480,534	Federal National Mortgage Association, 6.500%, 3/1/53	1,545,797
307,473	Federal National Mortgage Association, 6.500%, 3/1/53	320,315
1,161,497	Federal National Mortgage Association, 6.500%, 3/1/53	1,199,654
198,769	Federal National Mortgage Association, 6.500%, 4/1/53	206,366
256,572	Federal National Mortgage Association, 6.500%, 4/1/53	269,730
380,387	Federal National Mortgage Association, 6.500%, 4/1/53	396,566
114,370	Federal National Mortgage Association, 6.500%, 4/1/53	118,255
698,199	Federal National Mortgage Association, 6.500%, 6/1/53	730,974
470,190	Federal National Mortgage Association, 6.500%, 7/1/53	489,909
371,373	Federal National Mortgage Association, 6.500%, 7/1/53	387,111
1,471,294	Federal National Mortgage Association, 6.500%, 8/1/53	1,534,736
759,668	Federal National Mortgage Association, 6.500%, 8/1/53	793,025
151,963	Federal National Mortgage Association, 6.500%, 8/1/53	157,898
457,296	Federal National Mortgage Association, 6.500%, 8/1/53	476,712
477,345	Federal National Mortgage Association, 6.500%, 8/1/53	496,877
490,177	Federal National Mortgage Association, 6.500%, 8/1/53	512,242
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Bond Fund | Annual | 6/30/2557

Schedule of Investments  |  6/30/25 (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
434,113	Federal National Mortgage Association, 6.500%, 8/1/53	$ 458,159
3,382,172	Federal National Mortgage Association, 6.500%, 9/1/53	3,530,090
729,004	Federal National Mortgage Association, 6.500%, 9/1/53	760,804
403,941	Federal National Mortgage Association, 6.500%, 9/1/53	421,185
562,157	Federal National Mortgage Association, 6.500%, 9/1/53	587,021
68,158	Federal National Mortgage Association, 6.500%, 10/1/53	71,108
182,193	Federal National Mortgage Association, 6.500%, 11/1/53	189,601
1,285,726	Federal National Mortgage Association, 6.500%, 12/1/53	1,330,798
98,465	Federal National Mortgage Association, 6.500%, 2/1/54	102,724
355,334	Federal National Mortgage Association, 6.500%, 2/1/54	369,399
80,025	Federal National Mortgage Association, 6.500%, 3/1/54	82,941
272,511	Federal National Mortgage Association, 6.500%, 3/1/54	282,598
82,650	Federal National Mortgage Association, 6.500%, 3/1/54	85,397
147,215	Federal National Mortgage Association, 6.500%, 3/1/54	152,450
147,773	Federal National Mortgage Association, 6.500%, 3/1/54	153,028
88,364	Federal National Mortgage Association, 6.500%, 3/1/54	91,716
78,493	Federal National Mortgage Association, 6.500%, 3/1/54	81,452
98,808	Federal National Mortgage Association, 6.500%, 3/1/54	102,753
87,227	Federal National Mortgage Association, 6.500%, 3/1/54	91,528
98,751	Federal National Mortgage Association, 6.500%, 3/1/54	102,654
85,713	Federal National Mortgage Association, 6.500%, 3/1/54	89,420
85,922	Federal National Mortgage Association, 6.500%, 4/1/54	90,321
The accompanying notes are an integral part of these financial statements.
58Victory Pioneer Bond Fund | Annual | 6/30/25

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
43,833	Federal National Mortgage Association, 6.500%, 4/1/54	$ 45,667
57,895	Federal National Mortgage Association, 6.500%, 4/1/54	60,091
231,565	Federal National Mortgage Association, 6.500%, 4/1/54	240,241
78,640	Federal National Mortgage Association, 6.500%, 4/1/54	81,870
98,611	Federal National Mortgage Association, 6.500%, 4/1/54	102,374
98,861	Federal National Mortgage Association, 6.500%, 4/1/54	103,041
98,921	Federal National Mortgage Association, 6.500%, 4/1/54	102,871
97,873	Federal National Mortgage Association, 6.500%, 4/1/54	101,573
97,784	Federal National Mortgage Association, 6.500%, 4/1/54	102,656
203,192	Federal National Mortgage Association, 6.500%, 5/1/54	212,067
1,000,567	Federal National Mortgage Association, 6.500%, 5/1/54	1,038,181
600,859	Federal National Mortgage Association, 6.500%, 5/1/54	623,511
78,269	Federal National Mortgage Association, 6.500%, 5/1/54	81,101
169,641	Federal National Mortgage Association, 6.500%, 6/1/54	177,549
86,656	Federal National Mortgage Association, 6.500%, 6/1/54	89,963
154,376	Federal National Mortgage Association, 6.500%, 6/1/54	160,879
826,610	Federal National Mortgage Association, 6.500%, 6/1/54	857,231
211,399	Federal National Mortgage Association, 6.500%, 6/1/54	218,821
268,556	Federal National Mortgage Association, 6.500%, 6/1/54	279,686
1,141,145	Federal National Mortgage Association, 6.500%, 6/1/54	1,181,356
209,914	Federal National Mortgage Association, 6.500%, 7/1/54	218,737
637,711	Federal National Mortgage Association, 6.500%, 7/1/54	662,125
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Bond Fund | Annual | 6/30/2559

Schedule of Investments  |  6/30/25 (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
357,656	Federal National Mortgage Association, 6.500%, 7/1/54	$ 372,286
629,848	Federal National Mortgage Association, 6.500%, 7/1/54	651,964
438,197	Federal National Mortgage Association, 6.500%, 7/1/54	454,796
723,912	Federal National Mortgage Association, 6.500%, 7/1/54	750,457
821,858	Federal National Mortgage Association, 6.500%, 7/1/54	851,303
657,465	Federal National Mortgage Association, 6.500%, 8/1/54	684,713
2,685,156	Federal National Mortgage Association, 6.500%, 9/1/54	2,785,511
2,088,241	Federal National Mortgage Association, 6.500%, 9/1/54	2,162,505
675,633	Federal National Mortgage Association, 6.500%, 9/1/54	700,312
503,690	Federal National Mortgage Association, 6.500%, 11/1/54	522,300
516,097	Federal National Mortgage Association, 6.500%, 11/1/54	537,605
297,777	Federal National Mortgage Association, 6.500%, 12/1/54	309,559
496,880	Federal National Mortgage Association, 6.500%, 12/1/54	517,132
256,657	Federal National Mortgage Association, 6.500%, 12/1/54	269,332
117,493	Federal National Mortgage Association, 6.500%, 1/1/55	121,635
99,574	Federal National Mortgage Association, 6.500%, 1/1/55	105,250
160,823	Federal National Mortgage Association, 6.500%, 2/1/55	168,771
1,154,914	Federal National Mortgage Association, 6.500%, 2/1/55	1,220,739
100,604	Federal National Mortgage Association, 6.500%, 2/1/55	106,338
148,252	Federal National Mortgage Association, 6.500%, 2/1/55	156,157
867,650	Federal National Mortgage Association, 6.500%, 2/1/55	911,796
405,552	Federal National Mortgage Association, 6.500%, 3/1/55	425,070
The accompanying notes are an integral part of these financial statements.
60Victory Pioneer Bond Fund | Annual | 6/30/25

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
260,313	Federal National Mortgage Association, 6.500%, 3/1/55	$ 271,285
467,590	Federal National Mortgage Association, 6.500%, 4/1/55	489,880
499,084	Federal National Mortgage Association, 6.500%, 4/1/55	519,091
78,000,000	Federal National Mortgage Association, 6.500%, 7/1/55 (TBA)	80,533,176
1,877	Federal National Mortgage Association, 7.000%, 12/1/30	1,979
1,191	Federal National Mortgage Association, 7.000%, 4/1/31	1,255
1,810	Federal National Mortgage Association, 7.000%, 9/1/31	1,908
8,113	Federal National Mortgage Association, 7.000%, 12/1/31	8,553
4,024	Federal National Mortgage Association, 7.000%, 1/1/32	4,242
73,672	Federal National Mortgage Association, 7.000%, 4/1/54	77,736
113,042	Federal National Mortgage Association, 7.000%, 4/1/54	119,181
87,645	Federal National Mortgage Association, 7.000%, 7/1/54	92,464
482,763	Federal National Mortgage Association, 7.000%, 7/1/54	508,981
623,193	Federal National Mortgage Association, 7.000%, 7/1/54	657,038
683,076	Federal National Mortgage Association, 7.000%, 7/1/54	720,172
620,757	Federal National Mortgage Association, 7.000%, 7/1/54	654,469
482,280	Federal National Mortgage Association, 7.000%, 7/1/54	508,471
505,241	Federal National Mortgage Association, 7.000%, 7/1/54	532,679
212,487	Federal National Mortgage Association, 7.000%, 7/1/54	224,206
297,913	Federal National Mortgage Association, 7.000%, 8/1/54	315,217
98,785	Federal National Mortgage Association, 7.000%, 8/1/54	104,350
616,399	Federal National Mortgage Association, 7.000%, 8/1/54	649,874
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Bond Fund | Annual | 6/30/2561

Schedule of Investments  |  6/30/25 (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
628,995	Federal National Mortgage Association, 7.000%, 8/1/54	$ 663,155
636,454	Federal National Mortgage Association, 7.000%, 8/1/54	672,024
874,900	Federal National Mortgage Association, 7.000%, 8/1/54	925,745
1,014,074	Federal National Mortgage Association, 7.000%, 8/1/54	1,070,583
298,309	Federal National Mortgage Association, 7.000%, 12/1/54	318,229
939,816	Federal National Mortgage Association, 7.000%, 12/1/54	994,204
99,511	Federal National Mortgage Association, 7.000%, 2/1/55	105,939
148,386	Federal National Mortgage Association, 7.000%, 2/1/55	156,772
207,697	Federal National Mortgage Association, 7.000%, 2/1/55	219,664
113,523	Federal National Mortgage Association, 7.000%, 2/1/55	120,499
99,640	Federal National Mortgage Association, 7.000%, 2/1/55	106,259
130,096	Federal National Mortgage Association, 7.000%, 2/1/55	137,841
660,774	Federal National Mortgage Association, 7.000%, 3/1/55	702,019
33,000,000	Government National Mortgage Association, 2.000%, 7/15/55 (TBA)	26,868,603
36,000,000	Government National Mortgage Association, 2.500%, 7/15/55 (TBA)	30,579,818
19,000,000	Government National Mortgage Association, 3.000%, 7/15/55 (TBA)	16,802,827
8,000,000	Government National Mortgage Association, 3.500%, 7/15/55 (TBA)	7,272,268
4,000,000	Government National Mortgage Association, 4.000%, 7/15/55 (TBA)	3,718,481
11,000,000	Government National Mortgage Association, 4.500%, 7/15/55 (TBA)	10,527,638
22,000,000	Government National Mortgage Association, 5.000%, 7/15/55 (TBA)	21,607,239
27,000,000	Government National Mortgage Association, 5.500%, 7/15/55 (TBA)	27,035,432
29,000,000	Government National Mortgage Association, 6.000%, 7/15/55 (TBA)	29,423,611
The accompanying notes are an integral part of these financial statements.
62Victory Pioneer Bond Fund | Annual | 6/30/25

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
13,000,000	Government National Mortgage Association, 6.500%, 7/15/55 (TBA)	$ 13,344,885
1,889,143	Government National Mortgage Association I, 3.500%, 11/15/41	1,768,126
1,292,637	Government National Mortgage Association I, 3.500%, 7/15/42	1,205,014
236,060	Government National Mortgage Association I, 3.500%, 10/15/42	220,056
1,396,733	Government National Mortgage Association I, 3.500%, 1/15/45	1,302,006
482,936	Government National Mortgage Association I, 3.500%, 8/15/46	448,391
5,409	Government National Mortgage Association I, 4.000%, 5/15/39	5,134
758	Government National Mortgage Association I, 4.000%, 6/15/39	723
1,074	Government National Mortgage Association I, 4.000%, 8/15/40	1,023
108,852	Government National Mortgage Association I, 4.000%, 8/15/40	103,736
1,316	Government National Mortgage Association I, 4.000%, 9/15/40	1,253
1,414	Government National Mortgage Association I, 4.000%, 10/15/40	1,349
6,524	Government National Mortgage Association I, 4.000%, 11/15/40	6,179
12,048	Government National Mortgage Association I, 4.000%, 11/15/40	11,435
3,941	Government National Mortgage Association I, 4.000%, 1/15/41	3,752
14,192	Government National Mortgage Association I, 4.000%, 1/15/41	13,525
2,212	Government National Mortgage Association I, 4.000%, 2/15/41	2,108
21,436	Government National Mortgage Association I, 4.000%, 6/15/41	20,344
29,615	Government National Mortgage Association I, 4.000%, 7/15/41	28,224
77,131	Government National Mortgage Association I, 4.000%, 9/15/41	73,050
1,579	Government National Mortgage Association I, 4.000%, 10/15/41	1,495
4,331	Government National Mortgage Association I, 4.000%, 10/15/41	4,102
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Bond Fund | Annual | 6/30/2563

Schedule of Investments  |  6/30/25 (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
884	Government National Mortgage Association I, 4.000%, 11/15/41	$ 838
792	Government National Mortgage Association I, 4.000%, 11/15/41	766
1,052	Government National Mortgage Association I, 4.000%, 12/15/41	999
9,950	Government National Mortgage Association I, 4.000%, 2/15/42	9,472
188,456	Government National Mortgage Association I, 4.000%, 8/15/43	179,596
3,071	Government National Mortgage Association I, 4.000%, 11/15/43	2,927
162,204	Government National Mortgage Association I, 4.000%, 3/15/44	154,577
547,406	Government National Mortgage Association I, 4.000%, 3/15/44	521,665
20,045	Government National Mortgage Association I, 4.000%, 3/15/44	19,036
2,389	Government National Mortgage Association I, 4.000%, 3/15/44	2,275
363,254	Government National Mortgage Association I, 4.000%, 4/15/44	344,026
2,683	Government National Mortgage Association I, 4.000%, 4/15/44	2,526
4,528	Government National Mortgage Association I, 4.000%, 4/15/44	4,300
42,314	Government National Mortgage Association I, 4.000%, 8/15/44	40,167
417,588	Government National Mortgage Association I, 4.000%, 9/15/44	397,777
33,925	Government National Mortgage Association I, 4.000%, 9/15/44	31,730
48,848	Government National Mortgage Association I, 4.000%, 9/15/44	46,551
92,791	Government National Mortgage Association I, 4.000%, 11/15/44	87,863
116,439	Government National Mortgage Association I, 4.000%, 12/15/44	110,964
134,152	Government National Mortgage Association I, 4.000%, 1/15/45	127,348
109,970	Government National Mortgage Association I, 4.000%, 1/15/45	103,496
202,944	Government National Mortgage Association I, 4.000%, 2/15/45	191,815
The accompanying notes are an integral part of these financial statements.
64Victory Pioneer Bond Fund | Annual | 6/30/25

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
287,889	Government National Mortgage Association I, 4.000%, 2/15/45	$ 272,814
751,576	Government National Mortgage Association I, 4.000%, 3/15/45	710,360
546,086	Government National Mortgage Association I, 4.000%, 4/15/45	520,191
592,341	Government National Mortgage Association I, 4.000%, 5/15/45	559,791
812,469	Government National Mortgage Association I, 4.000%, 6/15/45	773,572
105,549	Government National Mortgage Association I, 4.000%, 7/15/45	99,761
174,439	Government National Mortgage Association I, 4.000%, 8/15/45	165,042
10,146	Government National Mortgage Association I, 4.500%, 7/15/33	10,154
26,480	Government National Mortgage Association I, 4.500%, 9/15/33	26,263
43,371	Government National Mortgage Association I, 4.500%, 10/15/33	43,107
36,653	Government National Mortgage Association I, 4.500%, 10/15/33	36,462
2,553	Government National Mortgage Association I, 4.500%, 2/15/34	2,541
25,160	Government National Mortgage Association I, 4.500%, 4/15/35	24,911
14,569	Government National Mortgage Association I, 4.500%, 10/15/35	14,400
24,071	Government National Mortgage Association I, 4.500%, 4/15/38	23,578
204,924	Government National Mortgage Association I, 4.500%, 12/15/39	200,601
77,505	Government National Mortgage Association I, 4.500%, 1/15/40	75,645
42,886	Government National Mortgage Association I, 4.500%, 9/15/40	42,145
98,947	Government National Mortgage Association I, 4.500%, 10/15/40	96,962
17,976	Government National Mortgage Association I, 4.500%, 4/15/41	17,532
172,334	Government National Mortgage Association I, 4.500%, 5/15/41	167,663
96,550	Government National Mortgage Association I, 4.500%, 6/15/41	94,165
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Bond Fund | Annual | 6/30/2565

Schedule of Investments  |  6/30/25 (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
80,664	Government National Mortgage Association I, 4.500%, 7/15/41	$ 78,672
52,864	Government National Mortgage Association I, 4.500%, 8/15/41	51,596
14,391	Government National Mortgage Association I, 5.000%, 7/15/33	14,395
13,425	Government National Mortgage Association I, 5.000%, 9/15/33	13,494
15,623	Government National Mortgage Association I, 5.000%, 4/15/34	15,751
98,039	Government National Mortgage Association I, 5.000%, 4/15/35	98,382
36,943	Government National Mortgage Association I, 5.000%, 7/15/40	37,084
2,746	Government National Mortgage Association I, 5.500%, 6/15/33	2,759
13,473	Government National Mortgage Association I, 5.500%, 7/15/33	13,794
7,282	Government National Mortgage Association I, 5.500%, 7/15/33	7,343
4,120	Government National Mortgage Association I, 5.500%, 8/15/33	4,215
7,714	Government National Mortgage Association I, 5.500%, 8/15/33	7,698
6,970	Government National Mortgage Association I, 5.500%, 8/15/33	7,060
16,245	Government National Mortgage Association I, 5.500%, 9/15/33	16,462
18,543	Government National Mortgage Association I, 5.500%, 9/15/33	18,670
7,737	Government National Mortgage Association I, 5.500%, 10/15/33	7,918
11,877	Government National Mortgage Association I, 5.500%, 10/15/33	12,242
66,798	Government National Mortgage Association I, 5.500%, 7/15/34	68,069
8,849	Government National Mortgage Association I, 5.500%, 10/15/34	9,073
86,102	Government National Mortgage Association I, 5.500%, 11/15/34	88,628
30,216	Government National Mortgage Association I, 5.500%, 1/15/35	31,103
6,887	Government National Mortgage Association I, 5.500%, 2/15/35	7,089
The accompanying notes are an integral part of these financial statements.
66Victory Pioneer Bond Fund | Annual | 6/30/25

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
24,634	Government National Mortgage Association I, 5.500%, 2/15/35	$ 25,357
21,185	Government National Mortgage Association I, 5.500%, 6/15/35	21,808
75,860	Government National Mortgage Association I, 5.500%, 7/15/35	78,088
6,873	Government National Mortgage Association I, 5.500%, 10/15/35	7,075
28,362	Government National Mortgage Association I, 5.500%, 10/15/35	28,639
8,917	Government National Mortgage Association I, 5.500%, 2/15/37	9,218
3,280	Government National Mortgage Association I, 6.000%, 4/15/28	3,350
14,941	Government National Mortgage Association I, 6.000%, 9/15/28	15,332
968	Government National Mortgage Association I, 6.000%, 10/15/28	992
3,890	Government National Mortgage Association I, 6.000%, 2/15/29	3,936
6,529	Government National Mortgage Association I, 6.000%, 2/15/29	6,742
3,180	Government National Mortgage Association I, 6.000%, 11/15/31	3,273
211	Government National Mortgage Association I, 6.000%, 3/15/32	221
977	Government National Mortgage Association I, 6.000%, 8/15/32	1,009
590	Government National Mortgage Association I, 6.000%, 9/15/32	591
22,472	Government National Mortgage Association I, 6.000%, 9/15/32	22,605
36,224	Government National Mortgage Association I, 6.000%, 9/15/32	36,686
3,535	Government National Mortgage Association I, 6.000%, 10/15/32	3,600
1,335	Government National Mortgage Association I, 6.000%, 10/15/32	1,352
1,919	Government National Mortgage Association I, 6.000%, 11/15/32	1,936
2,096	Government National Mortgage Association I, 6.000%, 11/15/32	2,143
60,871	Government National Mortgage Association I, 6.000%, 12/15/32	61,048
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Bond Fund | Annual | 6/30/2567

Schedule of Investments  |  6/30/25 (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
1,675	Government National Mortgage Association I, 6.000%, 12/15/32	$ 1,722
57,404	Government National Mortgage Association I, 6.000%, 12/15/32	57,553
18,608	Government National Mortgage Association I, 6.000%, 12/15/32	19,342
3,069	Government National Mortgage Association I, 6.000%, 12/15/32	3,146
22,338	Government National Mortgage Association I, 6.000%, 12/15/32	22,322
55,412	Government National Mortgage Association I, 6.000%, 12/15/32	56,397
34,383	Government National Mortgage Association I, 6.000%, 1/15/33	35,894
9,497	Government National Mortgage Association I, 6.000%, 1/15/33	9,931
21,466	Government National Mortgage Association I, 6.000%, 2/15/33	21,895
29,898	Government National Mortgage Association I, 6.000%, 2/15/33	31,271
29,322	Government National Mortgage Association I, 6.000%, 2/15/33	30,010
5,099	Government National Mortgage Association I, 6.000%, 2/15/33	5,230
23,936	Government National Mortgage Association I, 6.000%, 3/15/33	24,558
26,180	Government National Mortgage Association I, 6.000%, 3/15/33	27,325
16,215	Government National Mortgage Association I, 6.000%, 3/15/33	16,574
21,068	Government National Mortgage Association I, 6.000%, 3/15/33	21,126
5,914	Government National Mortgage Association I, 6.000%, 3/15/33	5,983
30,469	Government National Mortgage Association I, 6.000%, 3/15/33	31,165
91,166	Government National Mortgage Association I, 6.000%, 3/15/33	93,459
46,018	Government National Mortgage Association I, 6.000%, 3/15/33	48,026
10,766	Government National Mortgage Association I, 6.000%, 4/15/33	10,921
16,729	Government National Mortgage Association I, 6.000%, 5/15/33	16,972
The accompanying notes are an integral part of these financial statements.
68Victory Pioneer Bond Fund | Annual | 6/30/25

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
2,913	Government National Mortgage Association I, 6.000%, 6/15/33	$ 2,989
14,532	Government National Mortgage Association I, 6.000%, 9/15/33	14,882
4,376	Government National Mortgage Association I, 6.000%, 10/15/33	4,395
15,704	Government National Mortgage Association I, 6.000%, 11/15/33	15,769
58,508	Government National Mortgage Association I, 6.000%, 3/15/34	59,922
8,097	Government National Mortgage Association I, 6.000%, 6/15/34	8,372
6,677	Government National Mortgage Association I, 6.000%, 8/15/34	6,940
30,347	Government National Mortgage Association I, 6.000%, 8/15/34	31,407
2,216	Government National Mortgage Association I, 6.000%, 9/15/34	2,286
25,346	Government National Mortgage Association I, 6.000%, 9/15/34	26,321
35,916	Government National Mortgage Association I, 6.000%, 9/15/34	37,202
29,257	Government National Mortgage Association I, 6.000%, 10/15/34	29,268
18,922	Government National Mortgage Association I, 6.000%, 10/15/34	19,192
22,468	Government National Mortgage Association I, 6.000%, 10/15/34	23,178
39,015	Government National Mortgage Association I, 6.000%, 11/15/34	40,385
139,291	Government National Mortgage Association I, 6.000%, 9/15/35	142,658
47,158	Government National Mortgage Association I, 6.000%, 8/15/36	49,532
25,006	Government National Mortgage Association I, 6.000%, 10/15/36	26,098
11,065	Government National Mortgage Association I, 6.000%, 11/15/37	11,511
6,560	Government National Mortgage Association I, 6.000%, 8/15/38	6,764
1,602	Government National Mortgage Association I, 6.500%, 4/15/28	1,627
10,592	Government National Mortgage Association I, 6.500%, 4/15/28	10,706
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Bond Fund | Annual | 6/30/2569

Schedule of Investments  |  6/30/25 (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
1,005	Government National Mortgage Association I, 6.500%, 6/15/28	$ 1,028
823	Government National Mortgage Association I, 6.500%, 8/15/28	851
574	Government National Mortgage Association I, 6.500%, 10/15/28	582
3,396	Government National Mortgage Association I, 6.500%, 1/15/29	3,427
922	Government National Mortgage Association I, 6.500%, 2/15/29	942
1,072	Government National Mortgage Association I, 6.500%, 2/15/29	1,105
245	Government National Mortgage Association I, 6.500%, 2/15/29	250
647	Government National Mortgage Association I, 6.500%, 3/15/29	654
539	Government National Mortgage Association I, 6.500%, 3/15/29	545
2,751	Government National Mortgage Association I, 6.500%, 3/15/29	2,782
3,549	Government National Mortgage Association I, 6.500%, 3/15/29	3,572
6,648	Government National Mortgage Association I, 6.500%, 5/15/29	6,816
101	Government National Mortgage Association I, 6.500%, 5/15/29	101
9,408	Government National Mortgage Association I, 6.500%, 4/15/31	9,702
2,632	Government National Mortgage Association I, 6.500%, 5/15/31	2,730
4,722	Government National Mortgage Association I, 6.500%, 5/15/31	4,777
2,773	Government National Mortgage Association I, 6.500%, 5/15/31	2,890
2,108	Government National Mortgage Association I, 6.500%, 6/15/31	2,204
7,072	Government National Mortgage Association I, 6.500%, 7/15/31	7,303
12,466	Government National Mortgage Association I, 6.500%, 8/15/31	12,790
1,394	Government National Mortgage Association I, 6.500%, 9/15/31	1,413
17,746	Government National Mortgage Association I, 6.500%, 10/15/31	18,431
The accompanying notes are an integral part of these financial statements.
70Victory Pioneer Bond Fund | Annual | 6/30/25

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
1,565	Government National Mortgage Association I, 6.500%, 10/15/31	$ 1,633
1,484	Government National Mortgage Association I, 6.500%, 11/15/31	1,522
22,514	Government National Mortgage Association I, 6.500%, 1/15/32	23,154
7,172	Government National Mortgage Association I, 6.500%, 1/15/32	7,234
4,367	Government National Mortgage Association I, 6.500%, 2/15/32	4,504
5,429	Government National Mortgage Association I, 6.500%, 2/15/32	5,598
731	Government National Mortgage Association I, 6.500%, 2/15/32	740
4,313	Government National Mortgage Association I, 6.500%, 2/15/32	4,450
11,113	Government National Mortgage Association I, 6.500%, 2/15/32	11,422
4,622	Government National Mortgage Association I, 6.500%, 3/15/32	4,642
11,975	Government National Mortgage Association I, 6.500%, 3/15/32	12,445
2,188	Government National Mortgage Association I, 6.500%, 4/15/32	2,259
2,539	Government National Mortgage Association I, 6.500%, 4/15/32	2,613
8,601	Government National Mortgage Association I, 6.500%, 4/15/32	8,903
1,339	Government National Mortgage Association I, 6.500%, 5/15/32	1,369
842	Government National Mortgage Association I, 6.500%, 5/15/32	850
2,590	Government National Mortgage Association I, 6.500%, 5/15/32	2,681
516	Government National Mortgage Association I, 6.500%, 5/15/32	522
3,454	Government National Mortgage Association I, 6.500%, 6/15/32	3,568
4,061	Government National Mortgage Association I, 6.500%, 7/15/32	4,151
25,143	Government National Mortgage Association I, 6.500%, 7/15/32	26,329
1,186	Government National Mortgage Association I, 6.500%, 7/15/32	1,196
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Bond Fund | Annual | 6/30/2571

Schedule of Investments  |  6/30/25 (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
9,524	Government National Mortgage Association I, 6.500%, 8/15/32	$ 9,814
9,442	Government National Mortgage Association I, 6.500%, 8/15/32	9,723
2,258	Government National Mortgage Association I, 6.500%, 8/15/32	2,303
14,808	Government National Mortgage Association I, 6.500%, 9/15/32	15,275
7,081	Government National Mortgage Association I, 6.500%, 9/15/32	7,306
6,676	Government National Mortgage Association I, 6.500%, 9/15/32	6,827
9,153	Government National Mortgage Association I, 6.500%, 10/15/32	9,319
10,967	Government National Mortgage Association I, 6.500%, 11/15/32	11,347
58,534	Government National Mortgage Association I, 6.500%, 12/15/32	60,545
64,886	Government National Mortgage Association I, 6.500%, 1/15/33	66,949
601	Government National Mortgage Association I, 6.500%, 1/15/33	625
11,646	Government National Mortgage Association I, 6.500%, 5/15/33	11,831
475	Government National Mortgage Association I, 6.500%, 10/15/33	497
36,806	Government National Mortgage Association I, 6.500%, 6/15/34	38,755
2,786	Government National Mortgage Association I, 6.500%, 6/15/35	2,818
6,359	Government National Mortgage Association I, 6.500%, 7/15/35	6,798
22,166	Government National Mortgage Association I, 6.500%, 7/15/35	23,219
123	Government National Mortgage Association I, 7.000%, 11/15/26	123
458	Government National Mortgage Association I, 7.000%, 6/15/27	461
1,531	Government National Mortgage Association I, 7.000%, 1/15/28	1,533
1,453	Government National Mortgage Association I, 7.000%, 4/15/28	1,462
2,159	Government National Mortgage Association I, 7.000%, 7/15/28	2,186
The accompanying notes are an integral part of these financial statements.
72Victory Pioneer Bond Fund | Annual | 6/30/25

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
197	Government National Mortgage Association I, 7.000%, 8/15/28	$ 201
1,829	Government National Mortgage Association I, 7.000%, 11/15/28	1,876
6,653	Government National Mortgage Association I, 7.000%, 11/15/28	6,802
8,783	Government National Mortgage Association I, 7.000%, 4/15/29	8,824
4,731	Government National Mortgage Association I, 7.000%, 4/15/29	4,754
9,680	Government National Mortgage Association I, 7.000%, 5/15/29	9,744
1,178	Government National Mortgage Association I, 7.000%, 7/15/29	1,195
15,239	Government National Mortgage Association I, 7.000%, 11/15/29	15,535
5,340	Government National Mortgage Association I, 7.000%, 12/15/30	5,490
765	Government National Mortgage Association I, 7.000%, 12/15/30	767
22,572	Government National Mortgage Association I, 7.000%, 1/15/31	22,635
4,672	Government National Mortgage Association I, 7.000%, 6/15/31	4,866
605	Government National Mortgage Association I, 7.000%, 7/15/31	629
31,713	Government National Mortgage Association I, 7.000%, 8/15/31	32,777
4,530	Government National Mortgage Association I, 7.000%, 9/15/31	4,548
4,506	Government National Mortgage Association I, 7.000%, 11/15/31	4,539
11,120	Government National Mortgage Association I, 7.000%, 3/15/32	11,165
13,074	Government National Mortgage Association I, 7.000%, 4/15/32	13,394
19,158	Government National Mortgage Association I, 7.000%, 5/15/32	19,808
15	Government National Mortgage Association I, 7.500%, 9/15/25	15
343	Government National Mortgage Association I, 7.500%, 2/15/27	343
2,501	Government National Mortgage Association I, 7.500%, 3/15/27	2,525
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Bond Fund | Annual | 6/30/2573

Schedule of Investments  |  6/30/25 (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
5,661	Government National Mortgage Association I, 7.500%, 10/15/27	$ 5,748
577	Government National Mortgage Association I, 7.500%, 6/15/29	580
893	Government National Mortgage Association I, 7.500%, 8/15/29	896
8,639	Government National Mortgage Association I, 7.500%, 2/15/31	8,681
7,765	Government National Mortgage Association I, 7.500%, 2/15/31	7,800
1,067	Government National Mortgage Association I, 7.750%, 2/15/30	1,072
9,314,480	Government National Mortgage Association II, 2.000%, 3/20/52	7,586,728
12,947,888	Government National Mortgage Association II, 2.500%, 5/20/52	11,005,840
10,079,783	Government National Mortgage Association II, 3.000%, 6/20/52	8,919,049
17,698	Government National Mortgage Association II, 3.500%, 6/20/39	16,570
4,288	Government National Mortgage Association II, 3.500%, 7/20/39	4,015
47,719	Government National Mortgage Association II, 3.500%, 4/20/42	44,680
116,701	Government National Mortgage Association II, 3.500%, 6/20/43	109,101
77,028	Government National Mortgage Association II, 3.500%, 11/20/43	71,972
2,125	Government National Mortgage Association II, 3.500%, 1/20/44	1,985
1,937,359	Government National Mortgage Association II, 3.500%, 6/20/44	1,796,392
31,025	Government National Mortgage Association II, 3.500%, 7/20/44	28,911
175,544	Government National Mortgage Association II, 3.500%, 1/20/45	163,259
506,659	Government National Mortgage Association II, 3.500%, 3/20/45	471,722
93,682	Government National Mortgage Association II, 3.500%, 3/20/45	84,696
176,985	Government National Mortgage Association II, 3.500%, 4/20/45	162,520
386,782	Government National Mortgage Association II, 3.500%, 4/20/45	353,744
The accompanying notes are an integral part of these financial statements.
74Victory Pioneer Bond Fund | Annual | 6/30/25

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
136,091	Government National Mortgage Association II, 3.500%, 4/20/45	$ 124,342
152,604	Government National Mortgage Association II, 3.500%, 7/20/45	142,017
112,167	Government National Mortgage Association II, 3.500%, 12/20/45	104,252
416,373	Government National Mortgage Association II, 3.500%, 3/20/46	383,894
1,055,031	Government National Mortgage Association II, 3.500%, 7/20/47	974,970
280,367	Government National Mortgage Association II, 3.500%, 2/20/48	258,890
720,356	Government National Mortgage Association II, 3.500%, 9/20/48	664,395
154,183	Government National Mortgage Association II, 3.500%, 12/20/48	142,371
90,915	Government National Mortgage Association II, 3.500%, 8/20/49	83,171
57,587	Government National Mortgage Association II, 3.500%, 1/20/52	52,583
675,197	Government National Mortgage Association II, 3.500%, 8/20/52	616,636
1,410,736	Government National Mortgage Association II, 4.000%, 7/20/44	1,342,004
55,528	Government National Mortgage Association II, 4.000%, 9/20/44	52,777
334,104	Government National Mortgage Association II, 4.000%, 10/20/44	317,413
1,021,432	Government National Mortgage Association II, 4.000%, 10/20/46	966,951
596,117	Government National Mortgage Association II, 4.000%, 2/20/48	557,490
803,535	Government National Mortgage Association II, 4.000%, 4/20/48	751,464
995	Government National Mortgage Association II, 4.500%, 9/20/33	989
1,771	Government National Mortgage Association II, 4.500%, 10/20/33	1,760
14,067	Government National Mortgage Association II, 4.500%, 12/20/34	13,958
58,280	Government National Mortgage Association II, 4.500%, 1/20/35	57,829
9,218	Government National Mortgage Association II, 4.500%, 3/20/35	9,156
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Bond Fund | Annual | 6/30/2575

Schedule of Investments  |  6/30/25 (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
752	Government National Mortgage Association II, 4.500%, 8/20/35	$ 746
468	Government National Mortgage Association II, 4.500%, 11/20/35	462
1,130	Government National Mortgage Association II, 4.500%, 3/20/38	1,122
5,192	Government National Mortgage Association II, 4.500%, 2/20/39	5,152
10,255	Government National Mortgage Association II, 4.500%, 9/20/39	10,175
238,791	Government National Mortgage Association II, 4.500%, 12/20/39	236,938
23,173	Government National Mortgage Association II, 4.500%, 2/20/40	22,994
65,790	Government National Mortgage Association II, 4.500%, 8/20/40	65,279
267,348	Government National Mortgage Association II, 4.500%, 9/20/41	265,273
38,241	Government National Mortgage Association II, 4.500%, 11/20/43	37,464
5,069	Government National Mortgage Association II, 4.500%, 12/20/43	4,967
1,036,637	Government National Mortgage Association II, 4.500%, 9/20/44	1,007,283
364,450	Government National Mortgage Association II, 4.500%, 10/20/44	356,377
705,025	Government National Mortgage Association II, 4.500%, 11/20/44	689,407
27,269	Government National Mortgage Association II, 4.500%, 6/20/45	26,694
843,914	Government National Mortgage Association II, 4.500%, 2/20/48	823,826
1,059,913	Government National Mortgage Association II, 4.500%, 9/20/48	1,032,063
409,155	Government National Mortgage Association II, 4.500%, 11/20/48	400,003
2,170,787	Government National Mortgage Association II, 4.500%, 3/20/49	2,119,902
633,256	Government National Mortgage Association II, 4.500%, 4/20/49	618,445
8,457	Government National Mortgage Association II, 4.500%, 5/20/51	8,228
519	Government National Mortgage Association II, 5.000%, 2/20/32	516
The accompanying notes are an integral part of these financial statements.
76Victory Pioneer Bond Fund | Annual | 6/30/25

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
1,972	Government National Mortgage Association II, 5.000%, 10/20/32	$ 2,021
3,196	Government National Mortgage Association II, 5.000%, 11/20/32	3,278
12,975	Government National Mortgage Association II, 5.000%, 12/20/32	13,236
30,205	Government National Mortgage Association II, 5.000%, 1/20/33	30,825
12,109	Government National Mortgage Association II, 5.000%, 2/20/33	12,184
11,353	Government National Mortgage Association II, 5.000%, 3/20/33	11,429
17,126	Government National Mortgage Association II, 5.000%, 4/20/33	17,243
8,975	Government National Mortgage Association II, 5.000%, 5/20/33	9,035
13,151	Government National Mortgage Association II, 5.000%, 6/20/33	13,240
27,096	Government National Mortgage Association II, 5.000%, 7/20/33	27,288
14,542	Government National Mortgage Association II, 5.000%, 8/20/33	14,838
39,888	Government National Mortgage Association II, 5.000%, 9/20/33	40,694
8,454	Government National Mortgage Association II, 5.000%, 10/20/33	8,515
8,124	Government National Mortgage Association II, 5.000%, 12/20/33	8,183
5,374	Government National Mortgage Association II, 5.000%, 2/20/34	5,414
15,634	Government National Mortgage Association II, 5.000%, 4/20/34	15,750
6,613	Government National Mortgage Association II, 5.000%, 5/20/34	6,662
7,886	Government National Mortgage Association II, 5.000%, 6/20/34	7,946
14,724	Government National Mortgage Association II, 5.000%, 7/20/34	14,747
10,599	Government National Mortgage Association II, 5.000%, 8/20/34	10,675
16,821	Government National Mortgage Association II, 5.000%, 9/20/34	16,944
3,472	Government National Mortgage Association II, 5.000%, 10/20/34	3,499
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Bond Fund | Annual | 6/30/2577

Schedule of Investments  |  6/30/25 (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
6,339	Government National Mortgage Association II, 5.000%, 1/20/35	$ 6,386
5,008	Government National Mortgage Association II, 5.000%, 2/20/35	5,037
579	Government National Mortgage Association II, 5.000%, 2/20/35	585
8,443	Government National Mortgage Association II, 5.000%, 3/20/35	8,504
21,308	Government National Mortgage Association II, 5.000%, 4/20/35	21,443
5,790	Government National Mortgage Association II, 5.000%, 5/20/35	5,831
6,004	Government National Mortgage Association II, 5.000%, 6/20/35	6,045
14,942	Government National Mortgage Association II, 5.000%, 7/20/35	15,043
188,676	Government National Mortgage Association II, 5.000%, 8/20/35	189,831
3,739	Government National Mortgage Association II, 5.000%, 9/20/35	3,764
792	Government National Mortgage Association II, 5.000%, 2/20/36	799
9,316	Government National Mortgage Association II, 5.000%, 4/20/36	9,373
9,653	Government National Mortgage Association II, 5.000%, 11/20/36	9,740
19,169	Government National Mortgage Association II, 5.000%, 1/20/37	19,316
213,670	Government National Mortgage Association II, 5.000%, 3/20/37	215,204
5,198	Government National Mortgage Association II, 5.000%, 6/20/37	5,245
957	Government National Mortgage Association II, 5.000%, 7/20/37	968
4,040	Government National Mortgage Association II, 5.000%, 8/20/37	4,079
9,117	Government National Mortgage Association II, 5.000%, 12/20/37	9,194
5,505	Government National Mortgage Association II, 5.000%, 1/20/38	5,565
11,777	Government National Mortgage Association II, 5.000%, 2/20/38	11,891
3,528	Government National Mortgage Association II, 5.000%, 3/20/38	3,562
The accompanying notes are an integral part of these financial statements.
78Victory Pioneer Bond Fund | Annual | 6/30/25

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
27,355	Government National Mortgage Association II, 5.000%, 5/20/38	$ 27,611
6,726	Government National Mortgage Association II, 5.000%, 6/20/38	6,793
489	Government National Mortgage Association II, 5.000%, 12/20/38	495
15,405	Government National Mortgage Association II, 5.000%, 1/20/39	15,556
3,498	Government National Mortgage Association II, 5.000%, 2/20/39	3,530
7,555	Government National Mortgage Association II, 5.000%, 5/20/39	7,625
15,043	Government National Mortgage Association II, 5.000%, 8/20/39	15,227
122,714	Government National Mortgage Association II, 5.000%, 10/20/39	124,674
3,936	Government National Mortgage Association II, 5.000%, 11/20/39	3,984
70,718	Government National Mortgage Association II, 5.000%, 1/20/40	71,326
887	Government National Mortgage Association II, 5.000%, 2/20/40	895
5,817	Government National Mortgage Association II, 5.000%, 6/20/40	5,903
27,066	Government National Mortgage Association II, 5.000%, 7/20/40	27,398
19,966	Government National Mortgage Association II, 5.000%, 8/20/40	20,151
16,242	Government National Mortgage Association II, 5.000%, 9/20/40	16,441
1,113	Government National Mortgage Association II, 5.000%, 2/20/41	1,117
16,844	Government National Mortgage Association II, 5.000%, 4/20/41	16,923
21,297	Government National Mortgage Association II, 5.000%, 7/20/41	21,513
10,238	Government National Mortgage Association II, 5.000%, 8/20/42	10,363
37,430	Government National Mortgage Association II, 5.000%, 11/20/42	37,728
54,044	Government National Mortgage Association II, 5.000%, 10/20/43	54,509
685	Government National Mortgage Association II, 5.000%, 11/20/44	691
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Bond Fund | Annual | 6/30/2579

Schedule of Investments  |  6/30/25 (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
45,085	Government National Mortgage Association II, 5.000%, 2/20/45	$ 45,279
62,871	Government National Mortgage Association II, 5.000%, 4/20/45	63,238
19,157	Government National Mortgage Association II, 5.000%, 7/20/45	19,322
32,789	Government National Mortgage Association II, 5.000%, 11/20/45	32,952
2,772	Government National Mortgage Association II, 5.000%, 12/20/45	2,785
1,792	Government National Mortgage Association II, 5.000%, 7/20/46	1,809
16,571	Government National Mortgage Association II, 5.000%, 9/20/46	16,774
49,862	Government National Mortgage Association II, 5.000%, 12/20/46	50,276
5,838	Government National Mortgage Association II, 5.000%, 6/20/47	5,829
55,043	Government National Mortgage Association II, 5.000%, 8/20/47	54,959
50,285	Government National Mortgage Association II, 5.000%, 1/20/48	50,200
133,574	Government National Mortgage Association II, 5.000%, 5/20/48	133,328
22,196	Government National Mortgage Association II, 5.000%, 8/20/48	22,154
7,442	Government National Mortgage Association II, 5.000%, 9/20/48	7,428
45,616	Government National Mortgage Association II, 5.000%, 10/20/48	45,626
113,465	Government National Mortgage Association II, 5.000%, 11/20/48	113,238
17,390	Government National Mortgage Association II, 5.000%, 12/20/48	17,388
67,809	Government National Mortgage Association II, 5.000%, 1/20/49	67,893
389,645	Government National Mortgage Association II, 5.000%, 2/20/49	388,767
1,216,494	Government National Mortgage Association II, 5.000%, 5/20/49	1,214,003
130,918	Government National Mortgage Association II, 5.000%, 8/20/49	130,670
46,294	Government National Mortgage Association II, 5.000%, 9/20/49	46,209
The accompanying notes are an integral part of these financial statements.
80Victory Pioneer Bond Fund | Annual | 6/30/25

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
126,696	Government National Mortgage Association II, 5.000%, 1/20/50	$ 126,462
14,805	Government National Mortgage Association II, 5.000%, 2/20/50	14,780
33,369	Government National Mortgage Association II, 5.000%, 3/20/50	33,315
327,511	Government National Mortgage Association II, 5.000%, 7/20/50	326,991
232,229	Government National Mortgage Association II, 5.000%, 12/20/50	231,873
17,954	Government National Mortgage Association II, 5.000%, 8/20/51	17,911
64,613	Government National Mortgage Association II, 5.000%, 9/20/51	64,248
32,062	Government National Mortgage Association II, 5.000%, 11/20/51	31,817
128,471	Government National Mortgage Association II, 5.000%, 12/20/51	127,522
41,464	Government National Mortgage Association II, 5.500%, 3/20/34	42,422
34,271	Government National Mortgage Association II, 5.500%, 4/20/34	35,263
13,543	Government National Mortgage Association II, 5.500%, 10/20/37	13,867
456,452	Government National Mortgage Association II, 5.500%, 9/20/52	461,376
7,189	Government National Mortgage Association II, 5.900%, 1/20/28	7,254
13,095	Government National Mortgage Association II, 5.900%, 7/20/28	13,184
3,402	Government National Mortgage Association II, 6.000%, 10/20/31	3,526
18,657	Government National Mortgage Association II, 6.000%, 1/20/33	19,267
21,348	Government National Mortgage Association II, 6.000%, 10/20/33	22,036
13,001	Government National Mortgage Association II, 6.000%, 6/20/34	13,580
24,245	Government National Mortgage Association II, 6.450%, 1/20/33	24,414
4,582	Government National Mortgage Association II, 6.500%, 8/20/28	4,710
229	Government National Mortgage Association II, 6.500%, 2/20/29	236
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Bond Fund | Annual | 6/30/2581

Schedule of Investments  |  6/30/25 (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
105	Government National Mortgage Association II, 6.500%, 3/20/29	$ 108
3,051	Government National Mortgage Association II, 6.500%, 4/20/29	3,136
2,220	Government National Mortgage Association II, 6.500%, 4/20/31	2,313
1,828	Government National Mortgage Association II, 6.500%, 6/20/31	1,902
8,887	Government National Mortgage Association II, 6.500%, 10/20/32	9,356
12,486	Government National Mortgage Association II, 6.500%, 3/20/34	12,887
166	Government National Mortgage Association II, 7.000%, 5/20/26	172
1,953	Government National Mortgage Association II, 7.000%, 8/20/27	2,017
2,044	Government National Mortgage Association II, 7.000%, 6/20/28	2,111
10,042	Government National Mortgage Association II, 7.000%, 11/20/28	10,372
9,163	Government National Mortgage Association II, 7.000%, 1/20/29	9,464
758	Government National Mortgage Association II, 7.000%, 2/20/29	782
359	Government National Mortgage Association II, 7.000%, 12/20/30	371
2,044	Government National Mortgage Association II, 7.000%, 1/20/31	2,135
1,122	Government National Mortgage Association II, 7.000%, 3/20/31	1,159
6,134	Government National Mortgage Association II, 7.000%, 7/20/31	6,488
2,284	Government National Mortgage Association II, 7.000%, 11/20/31	2,365
1,967	Government National Mortgage Association II, 7.500%, 5/20/30	2,037
574	Government National Mortgage Association II, 7.500%, 6/20/30	593
623	Government National Mortgage Association II, 7.500%, 7/20/30	638
2,282	Government National Mortgage Association II, 7.500%, 8/20/30	2,372
1,049	Government National Mortgage Association II, 7.500%, 12/20/30	1,091
The accompanying notes are an integral part of these financial statements.
82Victory Pioneer Bond Fund | Annual | 6/30/25

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
120,000,000(f)	U.S. Treasury Bills, 7/24/25	$ 119,680,684
40,000,000(f)	U.S. Treasury Bills, 8/5/25	39,834,528
36,374,800	U.S. Treasury Bonds, 2.250%, 2/15/52	22,218,467
57,701,200	U.S. Treasury Bonds, 2.875%, 5/15/52	40,607,219
73,375,000	U.S. Treasury Bonds, 3.625%, 2/15/53	59,898,076
136,312,900	U.S. Treasury Bonds, 4.375%, 8/15/43	129,928,557
44,000,000	U.S. Treasury Notes, 3.500%, 9/30/29	43,556,563
42,000,000	U.S. Treasury Notes, 3.625%, 9/30/31	41,297,812
36,260,000	U.S. Treasury Notes, 4.250%, 2/28/29	36,898,799
44,600,800	U.S. Treasury Notes, 4.625%, 9/30/30	46,278,557
	Total U.S. Government and Agency Obligations (Cost $2,143,707,115)	$2,111,604,584

	SHORT TERM INVESTMENTS — 6.0% of Net Assets
	Repurchase Agreements — 2.8%
68,000,000	Bank of America, 4.39%, dated 6/30/25,
to be purchased on 7/1/25 for $68,008,292, collateralized by the following:
$6,994,252, U.S. Treasury Bond, 4.38%, 8/15/43,
$12,643,011, U.S. Treasury Floating Rate Note, 4.41%, 10/31/25,
$6,407,383, U.S. Treasury Note, 4.50%, 5/31/29,
	$43,315,354, U.S. Treasury Strip Coupon, 5/15/45	$ 68,000,000
70,000,000	Bank of America, 4.40%, dated 6/30/25, to be purchased on 7/1/25 for $70,008,556, collateralized by the following: $24,724,184, Federal National Mortgage Association, 5.00%, 5/1/55, $46,675,817, Government National Mortgage Association, 3.00%-5.79%, 11/15/41-5/20/75	70,000,000
		$138,000,000

The accompanying notes are an integral part of these financial statements.
Victory Pioneer Bond Fund | Annual | 6/30/2583

Schedule of Investments  |  6/30/25 (continued)
Shares		Value
	Open-End Fund — 3.2%
158,946,977(l)	Dreyfus Government Cash Management, Institutional Shares, 4.21%	$ 158,946,977
		$158,946,977

	TOTAL SHORT TERM INVESTMENTS (Cost $296,946,977)	$296,946,977

	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 109.3% (Cost $5,510,870,745)	$5,401,569,748
Principal Amount USD ($)
	TBA Sales Commitments — (2.3)% of Net Assets
	U.S. Government and Agency Obligations — (2.3)%
(1,000,000)	Federal National Mortgage Association, 3.000%, 7/1/40 (TBA)	$ (953,416)
(17,000,000)	Federal National Mortgage Association, 3.000%, 7/1/55 (TBA)	(14,707,389)
(2,000,000)	Federal National Mortgage Association, 5.000%, 7/1/55 (TBA)	(1,959,800)
(90,000,000)	Federal National Mortgage Association, 5.500%, 7/1/55 (TBA)	(89,979,410)
(4,800,000)	Federal National Mortgage Association, 7.000%, 7/1/55 (TBA)	(5,052,970)
	TOTAL TBA SALES COMMITMENTS (Proceeds $111,111,609)	$(112,652,985)

	OTHER ASSETS AND LIABILITIES — (7.0)%	$(346,994,321)
	net assets — 100.0%	$4,941,922,442

(TBA)	“To Be Announced” Securities.
bps	Basis Points.
CMT	Constant Maturity Treasury.
FREMF	Freddie Mac Multifamily Fixed-Rate Mortgage Loans.
LIBOR	London Interbank Offered Rate.
PRIME	U.S. Federal Funds Rate.
REMICs	Real Estate Mortgage Investment Conduits.
SOFR	Secured Overnight Financing Rate.
SOFR30A	Secured Overnight Financing Rate 30 Day Average.
The accompanying notes are an integral part of these financial statements.
84Victory Pioneer Bond Fund | Annual | 6/30/25

(144A)	The resale of such security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers. At June 30, 2025, the value of these securities amounted to $1,842,304,480, or 37.3% of net assets.
(a)	Floating rate note. Coupon rate, reference index and spread shown at June 30, 2025.
(b)	The interest rate is subject to change periodically. The interest rate and/or reference index and spread shown at June 30, 2025.
(c)	Debt obligation initially issued at one coupon which converts to a higher coupon at a speciﬁc date. The rate shown is the rate at June 30, 2025.
(d)	Security is in default.
(e)	Security represents the interest-only portion payments on a pool of underlying mortgages or mortgage-backed securities.
(f)	Security issued with a zero coupon. Income is recognized through accretion of discount.
(g)	Securities purchased on a when-issued basis. Rates do not take effect until settlement date.
(h)	Security is perpetual in nature and has no stated maturity date.
(i)	Non-income producing security.
(j)	Issued as participation notes.
(k)	Issued as preference shares.
(l)	Rate periodically changes. Rate disclosed is the 7-day yield at June 30, 2025.
*	Senior secured ﬂoating rate loan interests in which the Fund invests generally pay interest at rates that are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as SOFR, (ii) the prime rate offered by one or more major United States banks, (iii) the rate of a certiﬁcate of deposit or (iv) other base lending rates used by commercial lenders. The interest rate shown is the rate accruing at June 30, 2025.
+	Security is valued using significant unobservable inputs (Level 3).
†	Amount rounds to less than 0.1%.
#	Securities are restricted as to resale (see Notes to Financial Statements — Note 1H).
Restricted Securities	Acquisition date	Cost	Value
Acorn Re	10/25/2024	$500,000	$501,500
Acorn Re	10/25/2024	500,000	500,500
Adare Re 2025	12/31/2024	1,214,724	1,268,468
Alamo Re	4/12/2023	1,256,000	1,282,750
Alamo Re	4/4/2024	500,000	510,150
Alamo Re	4/4/2024	250,000	260,500
Alturas Re 2020-3	8/3/2020	—	—
Alturas Re 2021-3	8/16/2021	20,499	9,594
Alturas Re 2022-2	1/18/2022	—	170,663
Aquila Re	5/10/2023	850,000	876,435
Aquila Re	4/26/2024	1,250,000	1,272,125
Atlas Capital	5/17/2023	2,000,000	2,054,200
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Bond Fund | Annual | 6/30/2585

Schedule of Investments  |  6/30/25 (continued)
Restricted Securities	Acquisition date	Cost	Value
Atlas Re	5/24/2024	$750,000	$823,125
Ballybunion Re 2022	3/9/2022	—	—
Banbury-PI0050 Re 2024	8/19/2024	1,843,293	2,096,508
Bantry Re 2025	1/21/2025	4,545,273	4,644,290
Berwick Re 2020-1	9/24/2020	—	—
Berwick Re 2025	1/17/2025	2,275,598	2,363,400
Blue Ridge Re	11/14/2023	1,000,000	1,015,100
Blue Ridge Re	11/14/2023	1,750,000	1,774,850
Bonanza Re	1/6/2023	300,000	300,780
Bonanza Re	12/16/2024	250,000	245,850
Bonanza Re	12/16/2024	1,250,000	1,246,375
Cape Lookout Re	4/14/2023	1,100,000	1,118,040
Cape Lookout Re	2/27/2025	2,250,000	2,256,075
Cat Re 2001	11/14/2023	750,000	773,625
Chartwell Re	5/2/2025	750,000	757,500
Chartwell Re	5/2/2025	500,000	498,400
Cheltenham-PI0051 Re 2025	6/13/2025	1,002,687	1,009,710
Clearwater Re 2025	1/15/2025	1,000,000	1,012,743
Commonwealth Re	6/15/2022	1,000,000	999,500
Commonwealth Re	5/30/2025	1,000,000	998,500
Easton Re	5/16/2024	247,738	253,425
Eden Re II	1/21/2022	20,392	48,994
Eden Re II	1/17/2023	—	133,722
Eden Re II	1/10/2024	—	254,235
Eden Re II	12/27/2024	3,400,000	3,302,080
Epsom Re 2025	4/16/2025	205,750	233,800
FloodSmart Re	2/29/2024	1,500,000	1,540,500
Four Lakes Re	12/22/2022	3,000,000	3,007,500
Four Lakes Re	12/8/2023	750,000	755,400
Four Lakes Re	12/11/2024	250,000	243,925
Four Lakes Re	12/11/2024	250,000	245,300
Fuchsia 2024-1	12/18/2024	1,000,000	999,000
Galileo Re	12/4/2023	1,250,000	1,294,625
Galileo Re	12/4/2023	750,000	756,000
Gamboge Re	5/9/2024	1,941,799	3,007,577
Gateway Re	2/3/2023	700,000	721,210
Gateway Re	3/11/2024	250,000	251,400
Gateway Re II	4/13/2023	250,000	252,225
Gleneagles Re 2021	1/13/2021	22,875	125
Gleneagles Re 2022	1/18/2022	522,043	187,500
Gullane Re 2025	1/22/2025	3,664,277	3,875,535
Harambee Re 2018	12/19/2017	34,747	2,000
Harambee Re 2019	12/20/2018	—	—
Harambee Re 2020	2/27/2020	—	—
Herbie Re	12/17/2024	500,000	500,300
High Point Re	12/1/2023	3,500,000	3,556,350
Integrity Re	5/9/2022	750,000	90,000
Integrity Re	2/21/2025	750,000	754,425
Integrity Re	2/21/2025	750,000	755,100
International Bank for Reconstruction & Development	4/3/2024	250,000	256,550
The accompanying notes are an integral part of these financial statements.
86Victory Pioneer Bond Fund | Annual | 6/30/25

Restricted Securities	Acquisition date	Cost	Value
International Bank for Reconstruction & Development	5/1/2024	$250,000	$262,725
Kendall Re	4/22/2024	1,000,000	1,038,800
Kilimanjaro II Re	6/23/2025	750,000	749,972
Kilimanjaro II Re	6/23/2025	500,000	499,950
Kilimanjaro II Re	6/23/2025	500,000	499,954
Kilimanjaro II Re	6/23/2025	750,000	749,925
Lightning Re	3/20/2023	1,000,000	1,025,500
Locke Tavern Re	3/23/2023	1,000,000	1,008,000
Long Point Re IV	5/13/2022	3,500,000	3,529,750
Lorenz Re 2019	6/26/2019	419,765	21,551
Marlon Re	5/24/2024	250,000	255,825
Matterhorn Re	1/29/2020	732,913	652,805
Matterhorn Re	12/15/2021	250,000	239,900
Mayflower Re	6/21/2024	1,000,000	1,018,500
Mayflower Re	5/22/2025	1,000,000	998,500
Merion Re 2022-2	3/1/2022	5,369,130	5,029,321
Merion Re 2025-1	1/16/2025	644,006	691,589
Merna Re Companywide	5/14/2025	1,000,000	998,300
Merna Re Enterprise	5/14/2025	500,000	499,150
Merna Re II	5/8/2024	1,000,000	1,031,900
Merna Re II	5/8/2024	1,000,000	1,026,100
Merna Re II	5/8/2024	2,000,000	2,011,800
Merna Re II	4/14/2025	16,622,850	16,483,500
Merna Re II	4/14/2025	10,429,983	10,328,661
Mona Lisa Re	12/30/2022	1,000,000	1,012,100
Mystic Re	12/12/2023	1,498,922	1,558,500
Mystic Re IV	12/16/2022	3,400,000	3,467,660
Northshore Re II	6/22/2022	750,000	749,250
Oakmont Re 2024	5/23/2024	—	51,317
Old Head Re 2025	1/2/2025	193,449	216,009
Palm Re	4/1/2025	750,000	750,450
Pangaea Re 2024-3	7/31/2024	3,000,000	3,258,858
Pangaea Re 2025-1	1/16/2025	2,189,901	2,190,398
Phoenix 3 Re	12/21/2020	894,588	1,404,500
PI0047 2024-1	1/26/2024	10,465,975	11,430,123
Pine Valley Re 2025	1/7/2025	862,057	927,660
Portsalon Re 2022	7/15/2022	395,153	449,300
Queen Street Re	5/12/2023	3,000,000	2,990,100
Residential Re	11/22/2022	1,750,000	1,806,000
Residential Re	11/7/2023	2,500,000	2,570,500
Residential Re	11/7/2023	1,000,000	1,032,300
Residential Re	11/4/2024	1,250,000	1,247,500
Residential Re	11/4/2024	1,250,000	1,258,250
Sanders Re	1/16/2024	1,000,000	1,031,800
Sanders Re	12/10/2024	3,000,000	2,962,200
Sanders Re	12/10/2024	3,000,000	3,006,300
Sanders Re	3/13/2025	750,000	748,125
Sanders Re	3/13/2025	750,000	757,500
Sanders Re	3/13/2025	750,000	745,500
Sanders Re	3/13/2025	750,000	753,750
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Bond Fund | Annual | 6/30/2587

Schedule of Investments  |  6/30/25 (continued)
Restricted Securities	Acquisition date	Cost	Value
Sanders Re III	11/30/2022	$1,000,000	$1,028,900
Sector Re V	12/4/2023	—	135,370
Sector Re V	12/29/2023	—	124,563
Sector Re V	12/31/2024	6,000,000	6,426,000
Silk Road Re	12/23/2024	250,000	249,375
Thopas Re 2020	12/30/2019	—	—
Thopas Re 2021	12/30/2020	—	69,300
Thopas Re 2022	2/15/2022	—	—
Thopas Re 2023	2/15/2023	—	42,138
Thopas Re 2024	2/2/2024	—	32,349
Thopas Re 2025	1/10/2025	4,000,000	3,854,000
Torricelli Re 2021	7/2/2021	—	6,766
Torricelli Re 2022	7/26/2022	—	—
Torricelli Re 2023	7/26/2023	—	46,800
Torricelli Re 2024	7/25/2024	4,077,091	4,346,688
Ursa Re	4/12/2023	750,000	757,200
Veraison Re	12/14/2022	500,000	513,500
Viribus Re 2018	12/22/2017	16,587	—
Viribus Re 2019	12/27/2018	—	—
Viribus Re 2020	3/12/2020	421,904	128,741
Viribus Re 2022	4/18/2022	—	19,800
Viribus Re 2023	2/2/2023	—	45,400
Viribus Re 2024	3/19/2024	—	65,467
Vitality Re XIII	1/4/2023	2,227,348	2,253,600
Vitality Re XIV	1/25/2023	6,023,750	6,142,200
Vitality Re XIV	1/25/2023	750,000	774,450
Walton Health Re 2019	7/18/2019	—	482
Walton Health Re 2022	7/13/2022	—	343,500
Total Restricted Securities			$186,354,576
% of Net assets			3.8%
FUTURES CONTRACTS
FIXED INCOME INDEX FUTURES CONTRACTS
Number of Contracts Long	Description	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation
820	U.S. 2 Year Note (CBT)	9/30/25	$170,423,739	$170,579,219	$155,480
9,770	U.S. 5 Year Note (CBT)	9/30/25	1,054,397,627	1,064,930,000	10,532,373
3,289	U.S. 10 Year Note (CBT)	9/19/25	362,847,133	368,779,125	5,931,992
54	U.S. Long Bond (CBT)	9/19/25	6,048,566	6,235,312	186,746
			$1,593,717,065	$1,610,523,656	$16,806,591
The accompanying notes are an integral part of these financial statements.
88Victory Pioneer Bond Fund | Annual | 6/30/25

Number of Contracts Short	Description	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
832	U.S. 10 Year Ultra Bond (CBT)	9/19/25	$(93,430,221)	$(95,069,004)	$(1,638,783)
63	U.S. Ultra Bond (CBT)	9/19/25	(7,243,063)	(7,504,875)	(261,812)
			$(100,673,284)	$(102,573,879)	$(1,900,595)
TOTAL FUTURES CONTRACTS			$1,493,043,781	$1,507,949,777	$14,905,996
CBT	Chicago Board of Trade.
SWAP CONTRACTS
CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS – BUY PROTECTION
Notional Amount ($)(1)	Reference Obligation/Index	Pay/ Receive(2)	Annual Fixed Rate	Expiration Date	Premiums (Received)	Unrealized (Depreciation)	Market Value
102,610,000	Markit CDX North America High Yield Index Series 44	Pay	5.00%	6/20/30	$(4,915,027)	$(2,947,749)	$(7,862,776)
TOTAL CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS – BUY PROTECTION					$(4,915,027)	$(2,947,749)	$(7,862,776)

(1)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay upon occurrence of a credit event.
(2)	Pays quarterly.
Purchases and sales of securities (excluding short-term investments, TBA sales commitments and all derivative contracts except for options purchased) for the year ended June 30, 2025 were as follows:
	Purchases	Sales
Long-Term U.S. Government Securities	$84,255,469	$8,512,109
Other Long-Term Securities	$1,920,726,299	$2,047,966,185
At June 30, 2025, the net unrealized depreciation on investments based on cost for federal tax purposes of $5,526,902,797 was as follows:
Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$64,421,051
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(191,295,473)
Net unrealized depreciation	$(126,874,422)
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Bond Fund | Annual | 6/30/2589

Schedule of Investments  |  6/30/25 (continued)
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.). See Notes to Financial Statements — Note 1A.
Level 3	–	significant unobservable inputs (including the Adviser’s own assumptions in determining fair value of investments). See Notes to Financial Statements — Note 1A.
The accompanying notes are an integral part of these financial statements.
90Victory Pioneer Bond Fund | Annual | 6/30/25

The following is a summary of the inputs used as of June 30, 2025 in valuing the Fund’s investments:
	Level 1	Level 2	Level 3	Total
Senior Secured Floating Rate Loan Interests	$—	$8,159,375	$—	$8,159,375
Asset Backed Securities	—	528,614,878	—	528,614,878
Collateralized Mortgage Obligations	—	267,400,306	—	267,400,306
Commercial Mortgage-Backed Securities	—	277,850,006	—*	277,850,006
Corporate Bonds	—	1,704,290,513	—	1,704,290,513
Insurance-Linked Securities
Collateralized Reinsurance
Earthquakes – California	—	—	1,268,468	1,268,468
Multiperil – Massachusetts	—	—	449,300	449,300
Multiperil – U.S.	—	—	11,430,123	11,430,123
Multiperil – Worldwide	—	—	7,834,827	7,834,827
Windstorm – U.S. Regional	—	—	51,317	51,317
Reinsurance Sidecars
Multiperil – U.S.	—	—	2,000	2,000
Multiperil – Worldwide	—	—	43,942,899	43,942,899
All Other Insurance-Linked Securities	—	121,375,642	—	121,375,642
Foreign Government Bonds	—	20,348,533	—	20,348,533
U.S. Government and Agency Obligations	—	2,111,604,584	—	2,111,604,584
Repurchase Agreements	—	138,000,000	—	138,000,000
Open-End Fund	158,946,977	—	—	158,946,977
Total Investments in Securities	$158,946,977	$5,177,643,837	$64,978,934	$5,401,569,748
Liabilities
TBA Sales Commitments	$—	$(112,652,985)	$—	$(112,652,985)
Total Liabilities	$—	$(112,652,985)	$—	$(112,652,985)
Other Financial Instruments
Net unrealized appreciation on futures contracts	$14,905,996	$—	$—	$14,905,996
Centrally cleared swap contracts^	—	(2,947,749)	—	(2,947,749)
Total Other Financial Instruments	$14,905,996	$(2,947,749)	$—	$11,958,247
*	Securities valued at $0.
^	Reflects the unrealized appreciation (depreciation) of the instruments.
During the year ended June 30, 2025, there were no transfers in or out of Level 3.
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Bond Fund | Annual | 6/30/2591

Statement of Assets and Liabilities  |  6/30/25
ASSETS:
Investments in unaffiliated issuers, at value (cost $5,510,870,745)	$5,401,569,748
Cash	5,008,412
Foreign currencies, at value (cost $23)	26
Futures collateral	20,293,603
Swaps collateral	12,326,828
Variation margin for futures contracts	1,807,005
Receivables —
Investment securities sold	133,700,229
Fund shares sold	9,026,497
Dividends	231,334
Interest	37,062,504
Due from the Adviser	62,488
Other assets	76,773
Total assets	$5,621,165,447
LIABILITIES:
Due to broker for futures	$1,807,007
Payables —
Investment securities purchased	535,266,347
Fund shares repurchased	13,179,201
Distributions	1,923,226
Trustees’ fees	244
Interest expense	214,244
Variation margin for centrally cleared swap contracts	537,623
Collateral due to broker for TBA sales commitments	3,138,198
TBA sales commitments, at value	112,652,985
Swap contracts, at value (premium received $4,915,027)	7,862,776
Management fees	1,191,372
Administrative expenses	228,801
Distribution fees	99,612
Accrued expenses	1,141,369
Total liabilities	$679,243,005
NET ASSETS:
Paid-in capital	$5,660,802,895
Distributable earnings (loss)	(718,880,453)
Net assets	$4,941,922,442
NET ASSET VALUE PER SHARE:
No par value (unlimited number of shares authorized)
Class A* (based on $467,974,338/55,541,281 shares)	$8.43
Class C* (based on $16,133,361/1,938,228 shares)	$8.32
Class R6* (based on $1,713,475,192/203,620,908 shares)	$8.42
Class R* (based on $165,451,181/19,447,273 shares)	$8.51
Class Y* (based on $2,578,888,370/309,297,790 shares)	$8.34
MAXIMUM OFFERING PRICE PER SHARE:
Class A (based on $8.43 net asset value per share/100%-2.25% maximum sales charge)	$8.62

*	Pioneer Bond Fund (the “Predecessor Fund”) reorganized with the Fund effective June 6, 2025 (the “Reorganization”), during the annual reporting period. The Predecessor Fund is the accounting survivor of the Reorganization. In the Reorganization, shareholders holding Class A, Class C, Class K, Class R and Class Y shares of the Predecessor Fund received Class, A, Class C, Class R6, Class R and Class Y shares of the Fund, respectively.
The accompanying notes are an integral part of these financial statements.
92Victory Pioneer Bond Fund | Annual | 6/30/25

Statement of Operations FOR THE YEAR ENDED 6/30/25
INVESTMENT INCOME:
Interest from unaffiliated issuers (net of foreign taxes withheld $1,748)	$247,554,007
Dividends from unaffiliated issuers	18,992,213
Total Investment Income		$266,546,220
EXPENSES:
Management fees	$13,873,134
Administrative expenses	1,437,183
Transfer agent fees
Class A*	865,942
Class C*	13,880
Class R6*	3,425
Class R*	385,027
Class Y*	2,864,835
Distribution fees
Class A*	1,184,104
Class C*	170,612
Class R*	811,041
Shareholder communications expense	312,063
Custodian fees	48,941
Registration fees	167,798
Professional fees	220,940
Printing expense	78,103
Officers’ and Trustees’ fees	247,717
Insurance expense	60,647
Miscellaneous	223,987
Total expenses		$22,969,379
Less fees waived and expenses reimbursed by the Adviser		(62,488)
Net expenses		$22,906,891
Net investment income		$243,639,329
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Investments in unaffiliated issuers	$1,093,080
TBA sales commitments	(605,397)
Futures contracts	10,664,669
Swap contracts	(3,093,139)	$8,059,213
Change in net unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	$110,699,979
TBA sales commitments	(2,540,038)
Futures contracts	7,332,267
Swap contracts	(3,578,723)
Other assets and liabilities denominated in foreign currencies	3	$111,913,488
Net realized and unrealized gain (loss) on investments		$119,972,701
Net increase in net assets resulting from operations		$363,612,030

*	Pioneer Bond Fund (the “Predecessor Fund”) reorganized with the Fund effective June 6, 2025 (the “Reorganization”), during the annual reporting period. The Predecessor Fund is the accounting survivor of the Reorganization. In the Reorganization, shareholders holding Class A, Class C, Class K, Class R and Class Y shares of the Predecessor Fund received Class, A, Class C, Class R6, Class R and Class Y shares of the Fund, respectively.
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Bond Fund | Annual | 6/30/2593

Statements of Changes in Net Assets
	Year Ended 6/30/25	Year Ended 6/30/24
FROM OPERATIONS:
Net investment income (loss)	$243,639,329	$218,889,192
Net realized gain (loss) on investments	8,059,213	(227,722,171)
Change in net unrealized appreciation (depreciation) on investments	111,913,488	178,396,142
Net increase in net assets resulting from operations	$363,612,030	$169,563,163
DISTRIBUTIONS TO SHAREHOLDERS:
Class A* ($0.40 and $0.30 per share, respectively)	$(22,849,980)	$(18,803,875)
Class C* ($0.35 and $0.25 per share, respectively)	(717,106)	(498,706)
Class R6* ($0.44 and $0.34 per share, respectively)	(85,949,082)	(62,395,675)
Class R* ($0.38 and $0.28 per share, respectively)	(7,313,550)	(5,337,606)
Class Y* ($0.43 and $0.33 per share, respectively)	(132,814,869)	(94,113,822)
Total distributions to shareholders	$(249,644,587)	$(181,149,684)
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sales of shares	$1,539,685,960	$1,591,324,985
Reinvestment of distributions	225,376,396	159,354,409
Cost of shares repurchased	(1,492,588,203)	(1,661,388,475)
Net increase in net assets resulting from Fund share transactions	$272,474,153	$89,290,919
Net increase in net assets	$386,441,596	$77,704,398
NET ASSETS:
Beginning of year	$4,555,480,846	$4,477,776,448
End of year	$4,941,922,442	$4,555,480,846

*	Pioneer Bond Fund (the “Predecessor Fund”) reorganized with the Fund effective June 6, 2025 (the “Reorganization”), during the annual reporting period. The Predecessor Fund is the accounting survivor of the Reorganization. In the Reorganization, shareholders holding Class A, Class C, Class K, Class R and Class Y shares of the Predecessor Fund received Class, A, Class C, Class R6, Class R and Class Y shares of the Fund, respectively.
The accompanying notes are an integral part of these financial statements.
94Victory Pioneer Bond Fund | Annual | 6/30/25

	Year Ended 6/30/25 Shares	Year Ended 6/30/25 Amount	Year Ended 6/30/24 Shares	Year Ended 6/30/24 Amount
Class A*
Shares sold	12,652,971	$106,046,734	12,992,908	$105,805,742
Reinvestment of distributions	2,258,872	18,886,309	1,891,232	15,368,023
Less shares repurchased	(16,924,258)	(141,382,146)	(23,577,998)	(191,489,445)
Net decrease	(2,012,415)	$(16,449,103)	(8,693,858)	$(70,315,680)
Class C*
Shares sold	628,555	$5,234,253	602,717	$4,871,289
Reinvestment of distributions	84,603	698,343	58,501	469,776
Less shares repurchased	(732,602)	(6,024,440)	(750,560)	(6,019,961)
Net decrease	(19,444)	$(91,844)	(89,342)	$(678,896)
Class R6*
Shares sold	62,997,974	$526,595,570	63,169,078	$512,968,700
Reinvestment of distributions	8,973,601	74,933,731	6,472,908	52,523,089
Less shares repurchased	(51,246,562)	(427,688,337)	(68,015,092)	(547,814,759)
Net increase	20,725,013	$173,840,964	1,626,894	$17,677,030
Class R*
Shares sold	2,611,043	$22,056,115	1,991,865	$16,341,777
Reinvestment of distributions	869,379	7,313,550	646,921	5,303,590
Less shares repurchased	(3,082,063)	(25,944,625)	(3,078,859)	(25,151,022)
Net increase (decrease)	398,359	$3,425,040	(440,073)	$(3,505,655)
Class Y*
Shares sold	106,078,193	$879,753,288	118,224,574	$951,337,477
Reinvestment of distributions	14,931,517	123,544,463	10,656,130	85,689,931
Less shares repurchased	(107,844,114)	(891,548,655)	(111,634,341)	(890,913,288)
Net increase	13,165,596	$111,749,096	17,246,363	$146,114,120

*	Pioneer Bond Fund (the “Predecessor Fund”) reorganized with the Fund effective June 6, 2025 (the “Reorganization”), during the annual reporting period. The Predecessor Fund is the accounting survivor of the Reorganization. In the Reorganization, shareholders holding Class A, Class C, Class K, Class R and Class Y shares of the Predecessor Fund received Class, A, Class C, Class R6, Class R and Class Y shares of the Fund, respectively.
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Bond Fund | Annual | 6/30/2595

Financial Highlights
	Year Ended 6/30/25	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21
Class A*
Net asset value, beginning of period	$8.22	$8.22	$8.60	$10.14	$9.98
Increase (decrease) from investment operations:
Net investment income (loss) (a)	$0.39	$0.37	$0.31	$0.19	$0.23
Net realized and unrealized gain (loss) on investments	0.22	(0.07)	(0.46)	(1.22)	0.38
Net increase (decrease) from investment operations	$0.61	$0.30	$(0.15)	$(1.03)	$0.61
Distributions to shareholders:
Net investment income	$(0.40)	$(0.30)	$(0.23)	$(0.16)	$(0.27)
Net realized gain	—	—	—	(0.35)	(0.18)
Total distributions	$(0.40)	$(0.30)	$(0.23)	$(0.51)	$(0.45)
Net increase (decrease) in net asset value	$0.21	$—	$(0.38)	$(1.54)	$0.16
Net asset value, end of period	$8.43	$8.22	$8.22	$8.60	$10.14
Total return (b)	7.61%	3.81%(c)	(1.70)%	(10.66)%	6.26%
Ratio of net expenses to average net assets	0.78%	0.81%	0.83%	0.79%	0.82%
Ratio of net investment income (loss) to average net assets	4.71%	4.59%	3.76%	2.02%	2.26%
Portfolio turnover rate	44%	57%	58%	72%	59%
Net assets, end of period (in thousands)	$467,974	$472,854	$544,279	$625,834	$831,595
Ratios with no waiver of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
Total expenses to average net assets	0.79%	0.81%	0.83%	0.79%	0.82%
Net investment income (loss) to average net assets	4.70%	4.59%	3.76%	2.02%	2.26%
*	Pioneer Bond Fund (the “Predecessor Fund”) reorganized with the Fund effective June 6, 2025 (the “Reorganization”), during the annual reporting period. The Predecessor Fund is the accounting survivor of the Reorganization. In the Reorganization, shareholders holding Class A shares of the Predecessor Fund received Class A shares of the Fund.
(a)	The per-share data presented above is based on the average shares outstanding for the period presented.
(b)	Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charges. Total return would be reduced if sales charges were taken into account.
(c)	For the year ended June 30, 2024, the Fund’s total return includes a reimbursement by the Adviser. The impact on Class A’s total return was less than 0.005%.
The accompanying notes are an integral part of these financial statements.
96Victory Pioneer Bond Fund | Annual | 6/30/25

	Year Ended 6/30/25	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21
Class C*
Net asset value, beginning of period	$8.12	$8.12	$8.51	$10.03	$9.87
Increase (decrease) from investment operations:
Net investment income (loss) (a)	$0.34	$0.32	$0.25	$0.13	$0.17
Net realized and unrealized gain (loss) on investments	0.21	(0.07)	(0.46)	(1.20)	0.38
Net increase (decrease) from investment operations	$0.55	$0.25	$(0.21)	$(1.07)	$0.55
Distributions to shareholders:
Net investment income	$(0.35)	$(0.25)	$(0.18)	$(0.10)	$(0.21)
Net realized gain	—	—	—	(0.35)	(0.18)
Total distributions	$(0.35)	$(0.25)	$(0.18)	$(0.45)	$(0.39)
Net increase (decrease) in net asset value	$0.20	$—	$(0.39)	$(1.52)	$0.16
Net asset value, end of period	$8.32	$8.12	$8.12	$8.51	$10.03
Total return (b)	6.84%	3.13%(c)	(2.49)%	(11.16)%	5.63%
Ratio of net expenses to average net assets	1.42%	1.46%	1.49%	1.43%	1.43%
Ratio of net investment income (loss) to average net assets	4.07%	3.95%	3.09%	1.36%	1.65%
Portfolio turnover rate	44%	57%	58%	72%	59%
Net assets, end of period (in thousands)	$16,133	$15,891	$16,617	$21,371	$35,295
Ratios with no waiver of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
Total expenses to average net assets	1.43%	1.46%	1.49%	1.43%	1.43%
Net investment income (loss) to average net assets	4.06%	3.95%	3.09%	1.36%	1.65%
*	Pioneer Bond Fund (the “Predecessor Fund”) reorganized with the Fund effective June 6, 2025 (the “Reorganization”), during the annual reporting period. The Predecessor Fund is the accounting survivor of the Reorganization. In the Reorganization, shareholders holding Class C shares of the Predecessor Fund received Class C shares of the Fund.
(a)	The per-share data presented above is based on the average shares outstanding for the period presented.
(b)	Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charges. Total return would be reduced if sales charges were taken into account.
(c)	For the year ended June 30, 2024, the Fund’s total return includes a reimbursement by the Adviser. The impact on Class C’s total return was less than 0.005%.
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Bond Fund | Annual | 6/30/2597

Financial Highlights  (continued)
	Year Ended 6/30/25	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21
Class R6*
Net asset value, beginning of period	$8.21	$8.21	$8.60	$10.13	$9.98
Increase (decrease) from investment operations:
Net investment income (loss) (a)	$0.43	$0.41	$0.35	$0.24	$0.28
Net realized and unrealized gain (loss) on investments	0.22	(0.07)	(0.47)	(1.21)	0.37
Net increase (decrease) from investment operations	$0.65	$0.34	$(0.12)	$(0.97)	$0.65
Distributions to shareholders:
Net investment income	$(0.44)	$(0.34)	$(0.27)	$(0.21)	$(0.32)
Net realized gain	—	—	—	(0.35)	(0.18)
Total distributions	$(0.44)	$(0.34)	$(0.27)	$(0.56)	$(0.50)
Net increase (decrease) in net asset value	$0.21	$—	$(0.39)	$(1.53)	$0.15
Net asset value, end of period	$8.42	$8.21	$8.21	$8.60	$10.13
Total return (b)	8.09%	4.28%(c)	(1.34)%	(10.12)%	6.66%
Ratio of net expenses to average net assets	0.34%	0.36%	0.36%	0.33%	0.34%
Ratio of net investment income (loss) to average net assets	5.15%	5.05%	4.25%	2.46%	2.73%
Portfolio turnover rate	44%	57%	58%	72%(d)	59%
Net assets, end of period (in thousands)	$1,713,475	$1,500,985	$1,487,534	$1,540,983	$1,983,399
*	Pioneer Bond Fund (the “Predecessor Fund”) reorganized with the Fund effective June 6, 2025 (the “Reorganization”), during the annual reporting period. The Predecessor Fund is the accounting survivor of the Reorganization. In the Reorganization, shareholders holding Class K shares of the Predecessor Fund received Class R6 shares of the Fund.
(a)	The per-share data presented above is based on the average shares outstanding for the period presented.
(b)	Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.
(c)	For the year ended June 30, 2024, the Fund’s total return includes a reimbursement by the Adviser. The impact on Class K’s total return was less than 0.005%.
(d)	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind fund share transactions.
The accompanying notes are an integral part of these financial statements.
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	Year Ended 6/30/25	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21
Class R*
Net asset value, beginning of period	$8.29	$8.29	$8.68	$10.23	$10.07
Increase (decrease) from investment operations:
Net investment income (loss) (a)	$0.37	$0.35	$0.29	$0.17	$0.20
Net realized and unrealized gain (loss) on investments	0.23	(0.07)	(0.47)	(1.23)	0.39
Net increase (decrease) from investment operations	$0.60	$0.28	$(0.18)	$(1.06)	$0.59
Distributions to shareholders:
Net investment income	$(0.38)	$(0.28)	$(0.21)	$(0.14)	$(0.25)
Net realized gain	—	—	—	(0.35)	(0.18)
Total distributions	$(0.38)	$(0.28)	$(0.21)	$(0.49)	$(0.43)
Net increase (decrease) in net asset value	$0.22	$—	$(0.39)	$(1.55)	$0.16
Net asset value, end of period	$8.51	$8.29	$8.29	$8.68	$10.23
Total return (b)	7.38%	3.49%(c)	(2.05)%	(10.88)%	5.97%
Ratio of net expenses to average net assets	1.08%	1.11%	1.11%	1.07%	1.08%
Ratio of net investment income (loss) to average net assets	4.42%	4.30%	3.50%	1.73%	1.99%
Portfolio turnover rate	44%	57%	58%	72%	59%
Net assets, end of period (in thousands)	$165,451	$157,915	$161,550	$172,125	$212,127
*	Pioneer Bond Fund (the “Predecessor Fund”) reorganized with the Fund effective June 6, 2025 (the “Reorganization”), during the annual reporting period. The Predecessor Fund is the accounting survivor of the Reorganization. In the Reorganization, shareholders holding Class R shares of the Predecessor Fund received Class R shares of the Fund.
(a)	The per-share data presented above is based on the average shares outstanding for the period presented.
(b)	Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.
(c)	For the year ended June 30, 2024, the Fund’s total return includes a reimbursement by the Adviser. The impact on Class R’s total return was less than 0.005%.
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Bond Fund | Annual | 6/30/2599

Financial Highlights  (continued)
	Year Ended 6/30/25	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21
Class Y*
Net asset value, beginning of period	$8.13	$8.13	$8.51	$10.04	$9.89
Increase (decrease) from investment operations:
Net investment income (loss) (a)	$0.42	$0.40	$0.34	$0.22	$0.26
Net realized and unrealized gain (loss) on investments	0.22	(0.07)	(0.46)	(1.20)	0.38
Net increase (decrease) from investment operations	$0.64	$0.33	$(0.12)	$(0.98)	$0.64
Distributions to shareholders:
Net investment income	$(0.43)	$(0.33)	$(0.26)	$(0.20)	$(0.31)
Net realized gain	—	—	—	(0.35)	(0.18)
Total distributions	$(0.43)	$(0.33)	$(0.26)	$(0.55)	$(0.49)
Net increase (decrease) in net asset value	$0.21	$—	$(0.38)	$(1.53)	$0.15
Net asset value, end of period	$8.34	$8.13	$8.13	$8.51	$10.04
Total return (b)	8.01%	4.17%(c)	(1.39)%	(10.34)%	6.58%
Ratio of net expenses to average net assets	0.45%	0.47%	0.47%	0.44%	0.45%
Ratio of net investment income (loss) to average net assets	5.04%	4.94%	4.13%	2.36%	2.62%
Portfolio turnover rate	44%	57%	58%	72%(d)	59%
Net assets, end of period (in thousands)	$2,578,888	$2,407,835	$2,267,796	$2,230,576	$2,795,466
Ratios with no waiver of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
Total expenses to average net assets	0.45%	0.47%	0.47%	0.44%	0.45%
Net investment income (loss) to average net assets	5.04%	4.94%	4.13%	2.36%	2.62%
*	Pioneer Bond Fund (the “Predecessor Fund”) reorganized with the Fund effective June 6, 2025 (the “Reorganization”), during the annual reporting period. The Predecessor Fund is the accounting survivor of the Reorganization. In the Reorganization, shareholders holding Class Y shares of the Predecessor Fund received Class Y shares of the Fund.
(a)	The per-share data presented above is based on the average shares outstanding for the period presented.
(b)	Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.
(c)	For the year ended June 30, 2024, the Fund’s total return includes a reimbursement by the Adviser. The impact on Class Y’s total return was less than 0.005%.
(d)	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind fund share transactions.
The accompanying notes are an integral part of these financial statements.
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Notes to Financial Statements  |  6/30/25
1. Organization and Signiﬁcant Accounting Policies
Victory Pioneer Bond Fund (the “Fund”) is one of 29 portfolios comprising Victory Portfolios IV (the “Trust”), a Delaware statutory trust. The Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as a diversified, open-end management investment company. The Fund, which commenced operations on June 6, 2025, is the successor to Pioneer Bond Fund (the “Predecessor Fund”) and, accordingly, the Predecessor Fund's performance and financial history have become the performance and financial history of the Fund. The Predecessor Fund transferred all of the net assets of its Class A, Class C, Class K, Class R and Class Y shares in exchange for the Fund's Class A, Class C, Class R6, Class R and Class Y shares, respectively, on June 6, 2025, in a one-to-one exchange ratio, pursuant to an agreement and plan of reorganization (the “Reorganization”), which was approved by the shareholders of the Predecessor Fund on May 27, 2025. Accordingly, the Reorganization, which was a tax-free exchange, had no effect on the Fund's operations. The Fund’s investment objective is to seek long-term capital growth.
The Fund offers five classes of shares designated as Class A, Class C, Class R6, Class R and Class Y shares. Each class of shares represents an interest in the same portfolio of investments of the Fund and has identical rights (based on relative net asset values) to assets and liquidation proceeds. Share classes can bear different rates of class-specific fees and expenses, such as transfer agent and distribution fees. Differences in class specific fees and expenses will result in differences in net investment income and, therefore, the payment of different dividends from net investment income earned by each class. The Second Amended and Restated Trust Instrument of the Fund gives the Board of Trustees the flexibility to specify either per-share voting or dollar-weighted voting when submitting matters for shareholder approval. Under per-share voting, each share of a class of the Fund is entitled to one vote. Under dollar weighted voting, a shareholder’s voting power is determined not by the number of shares owned, but by the dollar value of the shares on the record date.
Each share class has exclusive voting rights with respect to matters affecting only that class, including with respect to the distribution plan for that class. There is no distribution plan for Class R6 or Class Y shares.
Prior to June 6, 2025, Amundi Asset Management US, Inc., an indirect, wholly owned subsidiary of Amundi and Amundi’s wholly owned subsidiary, Amundi USA, Inc., served as the Fund’s investment adviser (“Amundi US”). Effective June 6, 2025, Victory Capital Management Inc.
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(“Victory Capital” or the “Adviser”) serves as the Fund’s investment adviser (See Note 9). Prior to June 6, 2025, Amundi Distributor US, Inc., an affiliate of Amundi US, served as the Fund’s distributor.  Effective June 6, 2025, Victory Capital Services, Inc. (the “Distributor”), an affiliate of the Adviser, serves as Distributor for the continuous offering of the shares of the Fund pursuant to a Distribution Agreement between the Distributor and the Trust and receives no fee or other compensation for these services.
The Fund is required to comply with Rule 18f-4 under the 1940 Act, which governs the use of derivatives by registered investment companies. Rule 18f-4 permits funds to enter into derivatives transactions (as defined in Rule 18f-4) and certain other transactions notwithstanding the restrictions on the issuance of “senior securities” under Section 18 of the 1940 Act. Rule 18f-4 requires a fund to establish and maintain a comprehensive derivative risk management program, appoint a derivative risk manager and comply with a relative or absolute limit on fund leverage risk calculated based on value-at-risk (“VaR”), unless the Fund uses derivatives in only a limited manner (a “limited derivatives user”). The Fund is currently a limited derivatives user for purposes of Rule 18f-4.
The Fund adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (ASU 2023-07) during the period. The Fund’s adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or results of operations. The management committee of the Fund’s investment adviser acts as the Fund’s Chief Operations Decision Maker (CODM) who assesses performance and allocates resources with respect to the Fund.  The Fund’s operations constitute a single operating segment and therefore, a single reportable segment, because the Fund has a single investment strategy as disclosed in its prospectus, against which the CODM manages the business activities using information of the Fund as a whole, and assesses performance of the Fund. The financial information provided to and reviewed by the CODM is the same as that presented within the Fund’s financial statements.
The Fund is an investment company and follows investment company accounting and reporting guidance under U.S. Generally Accepted Accounting Principles (“U.S. GAAP”). U.S. GAAP requires the management of the Fund to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the ﬁnancial statements, and the reported amounts of income, expenses and gain or loss on investments during the reporting period. Actual results could differ from those estimates.
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The following is a summary of signiﬁcant accounting policies followed by the Fund in the preparation of its ﬁnancial statements:
A.	Security Valuation
The net asset value of the Fund is computed once daily, on each day the New York Stock Exchange (“NYSE”) is open, as of the close of regular trading on the NYSE.
Fixed income securities are valued by using prices supplied by independent pricing services, which consider such factors as market prices, market events, quotations from one or more brokers, Treasury spreads, yields, maturities and ratings, or may use a pricing matrix or other fair value methods or techniques to provide an estimated value of the security or instrument. A pricing matrix is a means of valuing a debt security on the basis of current market prices for other debt securities, historical trading patterns in the market for fixed income securities and/or other factors. Non-U.S. debt securities that are listed on an exchange will be valued at the bid price obtained from an independent third party pricing service. When independent third party pricing services are unable to supply prices, or when prices or market quotations are considered to be unreliable, the value of that security may be determined using quotations from one or more broker-dealers.
Loan interests are valued at the mean between the last available bid and asked prices from one or more brokers or dealers as obtained from Loan Pricing Corporation, an independent third party pricing service. If price information is not available from Loan Pricing Corporation, or if the price information is deemed to be unreliable, price information will be obtained from an alternative loan interest pricing service. If no reliable price quotes are available from either the primary or alternative pricing service, broker quotes will be solicited.
Event-linked bonds are valued at the bid price obtained from an independent third party pricing service. Other insurance-linked securities (including reinsurance sidecars, collateralized reinsurance and industry loss warranties) may be valued at the bid price obtained from an independent pricing service, or through a third party using a pricing matrix, insurance valuation models, or other fair value methods or techniques to provide an estimated value of the instrument.
Equity securities that have traded on an exchange are valued by using the last sale price on the principal exchange where they are traded. Equity securities that have not traded on the date of valuation, or securities for which sale prices are not available, generally are valued using the mean between the last bid and asked prices or, if both last bid
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and asked prices are not available, at the last quoted bid price. Last sale and bid and asked prices are provided by independent third party pricing services. In the case of equity securities not traded on an exchange, prices are typically determined by independent third party pricing services using a variety of techniques and methods.
The value of foreign securities is translated into U.S. dollars based on foreign currency exchange rate quotations supplied by a third party pricing source. Trading in non-U.S. equity securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times. The Adviser may use a fair value model developed by an independent pricing service to value non-U.S. equity securities.
Futures contracts are generally valued at the closing settlement price established by the exchange on which they are traded.
Swap contracts, including interest rate swaps, caps and floors (other than centrally cleared swap contracts), are valued at the dealer quotations obtained from reputable International Swap Dealers Association members. Centrally cleared swaps are valued at the daily settlement price provided by the central clearing counterparty.
Repurchase agreements are valued at par. Cash may include overnight time deposits at approved financial institutions.
Shares of open-end registered investment companies (including money market mutual funds) are valued at such funds’ net asset value.
Securities or loan interests for which independent pricing services or broker-dealers are unable to supply prices or for which market prices and/or quotations are not readily available or are considered to be unreliable are valued by a fair valuation team comprised of certain personnel of the Adviser. The Fund’s investment adviser is designated as the valuation designee for the Fund pursuant to Rule 2a-5 under the 1940 Act. The Adviser fair valuation team is responsible for monitoring developments that may impact fair valued securities.
Inputs used when applying fair value methods to value a security may include credit ratings, financial condition, current market conditions and comparable securities. The Adviser may use fair value methods if it is determined that a significant event has occurred after the close of the exchange or market on which the security trades and prior to the determination of the Fund’s net asset value. Examples of a significant event might include political or economic news, corporate restructurings, natural disasters, terrorist activity, tariffs, or trading halts. Thus, the
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valuation of the Fund’s securities may differ significantly from exchange prices, and such differences could be material.
B.	Investment Income and Transactions
Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities for which the ex-dividend date may have passed are recorded as soon as the Fund becomes aware of the ex-dividend data in the exercise of reasonable diligence.
Interest income, including interest on income-bearing cash accounts, is recorded on the accrual basis. Dividend and interest income are reported net of unrecoverable foreign taxes withheld at the applicable country rates and net of income accrued on defaulted securities.
Interest and dividend income payable by delivery of additional shares is reclassified as PIK (payment-in-kind) income upon receipt and is included in interest and dividend income, respectively.
Principal amounts of mortgage-backed securities are adjusted for monthly paydowns. Premiums and discounts related to certain mortgage-backed securities are amortized or accreted in proportion to the monthly paydowns. All discounts/premiums on purchase prices of debt securities are accreted/amortized for financial reporting purposes over the life of the respective securities, and such accretion/amortization is included in interest income.
Security transactions are recorded as of trade date. Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.
C.	Foreign Currency Translation
The books and records of the Fund are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars using current exchange rates.
Net realized gains and losses on foreign currency transactions, if any, represent, among other things, the net realized gains and losses on foreign currency exchange contracts, disposition of foreign currencies and the difference between the amount of income accrued and the U.S. dollars actually received. Further, the effects of changes in foreign currency exchange rates on investments are not segregated from the effects of changes in the market prices of those securities on the Statement of Operations, but are included with the net realized and unrealized gain or loss on investments.
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D.	Federal Income Taxes
It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net taxable income and net realized capital gains, if any, to its shareholders. Therefore, no provision for federal income taxes is required. As of June 30, 2025, the Fund did not accrue any interest or penalties with respect to uncertain tax positions, which, if applicable, would be recorded as an income tax expense on the Statement of Operations. Tax returns filed within the prior three years remain subject to examination by federal and state tax authorities.
The amount and character of income and capital gain distributions to shareholders are determined in accordance with federal income tax rules, which may differ from U.S. GAAP. Distributions in excess of net investment income or net realized gains are temporary over distributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes. Capital accounts within the financial statements are adjusted for permanent book/tax differences to reflect tax character, but are not adjusted for temporary differences.
At June 30, 2025, the Fund reclassified $3,429,671 to decrease distributable earnings and $3,429,671 to increase paid-in capital to reflect permanent book/tax differences. These adjustments have no impact on net assets or the results of operations.
At June 30, 2025, the Fund was permitted to carry forward indefinitely $254,226,440 of short-term losses and $334,635,044 of long-term losses.
During the year ended June 30, 2025, a capital loss carryforward of $27,443,029 was utilized to offset net realized gains by the Fund.
The tax character of distributions paid during the years ended June 30, 2025 and June 30, 2024, was as follows:
	2025	2024
Distributions paid from:
Ordinary income	$249,644,587	$181,149,684
Total	$249,644,587	$181,149,684
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The following shows the components of distributable earnings (losses) on a federal income tax basis at June 30, 2025:
2025
Distributable earnings/(losses):
Capital loss carryforward	$(588,861,484)
Other book/tax temporary differences	(1,923,226)
Net unrealized depreciation	(126,874,422)
Qualified late year loss deferral	(1,221,321)
Total	$(718,880,453)
The difference between book basis and tax basis unrealized depreciation is primarily attributable to the mark to market on futures contracts and credit default swaps, the tax deferral of losses on wash sales and straddles, realization for tax purposes of unrealized gains on investments in passive foreign investment companies, and the book/tax differences in the adjustments relating to insurance-linked securities, perpetual bonds, defaulted securities and premium and amortization.
E.	Fund Shares
The Fund records sales and repurchases of its shares as of trade date. Amundi Distributors US, Inc., the Predecessor Fund’s distributor, and the Distributor earned $12,467 in underwriting commissions on the sale of Class A shares during the year ended June 30, 2025.
F.	Class Allocations
Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on its respective percentage of adjusted net assets at the beginning of the day.
Distribution fees are calculated based on the average daily net asset value attributable to Class A, Class C and Class R shares of the Fund, respectively (see Note 5). Class R6 and Class Y shares of the Predecessor Fund did not pay distribution fees. All expenses and fees paid to the Fund’s transfer agent for its services are allocated among the classes of shares based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 4).
The Fund declares as daily dividends substantially all of its net investment income. All dividends are paid on a monthly basis. Short-term capital gain distributions, if any, may be declared with the daily dividends.
During the periods covered by these financial statements, distributions to shareholders were recorded as of the ex-dividend date. During the
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periods covered by these financial statements, distributions paid by the Fund with respect to each class of shares were calculated in the same manner and at the same time, except that net investment income dividends to Class A, Class C and Class Y shares can reflect different transfer agent and distribution expense rates.
G.	Risks
The value of securities held by the Fund may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic, political or regulatory conditions, recessions, the spread of infectious illness or other public health issues, inflation, changes in interest rates, armed conflict such as between Russia and Ukraine or in the Middle East, sanctions against Russia, other nations or individuals or companies and possible countermeasures, lack of liquidity in the bond markets or adverse investor sentiment. In the past several years, financial markets have experienced increased volatility, depressed valuations, decreased liquidity and heightened uncertainty. These conditions may continue, recur, worsen or spread. Inflation and interest rates may increase. These circumstances could adversely affect the value and liquidity of the Fund’s investments and negatively impact the Fund’s performance.
Some sectors of the economy and individual issuers have experienced or may experience particularly large losses. Periods of extreme volatility in the financial markets, reduced liquidity of many instruments, increased government debt, inflation, and disruptions to supply chains, consumer demand and employee availability may continue for some time. Other securities or markets could be similarly affected by past or future political, geopolitical or other events or conditions.
Governments and central banks, including the U.S. Federal Reserve, have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. These actions have resulted in significant expansion of public debt, including in the U.S. The consequences of high public debt, including its future impact on the economy and securities markets, may not be known for some time.
The U.S. and other countries are periodically involved in disputes over trade and other matters, which may result in tariffs, investment restrictions and adverse impacts on affected companies and securities. For example, the U.S. has imposed tariffs and other trade barriers on Chinese exports, has restricted sales of certain categories of goods to China, and has established barriers to investments in China. Trade disputes may adversely affect the economies of the U.S. and its trading partners, as well as companies directly or indirectly affected and
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financial markets generally. If the political climate between the U.S. and China does not improve or continues to deteriorate, if China enters into military conflict with Taiwan, the Philippines or another neighbor, or if other geopolitical conflicts develop or get worse, economies, markets and individual securities may be severely affected both regionally and globally, and the value of the Fund’s assets may go down.
At times, the Fund’s investments may represent industries or industry sectors that are interrelated or have common risks, making the Fund more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.
The Fund’s investments in foreign markets, including developing markets, may subject the Fund to a greater degree of risk than investments in developed markets. These risks include disruptive political or economic conditions, military conflicts and sanctions, terrorism, sustained economic downturns, financial instability, less liquid trading markets, extreme price volatility, currency risks, reduction of government or central bank support, inadequate accounting standards, tariffs, tax disputes or other tax burdens, nationalization or expropriation of assets and the imposition of adverse governmental laws, arbitrary application of laws and regulations or lack of rule of law and investment and repatriation restrictions. Lack of information and less market regulation also may affect the value of these securities. Withholding and other non-U.S. taxes may decrease the Fund’s return. Non-U.S. issuers may be located in parts of the world that have historically been prone to natural disasters. Investing in depositary receipts is subject to many of the same risks as investing directly in non-U.S. issuers. Depositary receipts may involve higher expenses and may trade at a discount (or premium) to the underlying security.
In response to the military action by Russia against Ukraine commencing in 2022, the United States and other countries issued broad-ranging economic sanctions against Russia and Belarus and certain companies and individuals. Since then, Russian securities lost all, or nearly all, their market value, and many other issuers, securities and markets have been adversely affected. The United States and other countries may impose sanctions on other countries, companies and individuals in light of Russia’s military invasion. The extent and duration of the military action or future escalation of such hostilities, the extent and impact of existing and future sanctions, market disruptions and volatility, and the result of any diplomatic negotiations cannot be predicted. These and any related events could have a significant impact on the value and liquidity of certain Fund investments, on Fund performance and the value of an investment in the Fund. In particular, securities and commodities, such
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as oil, natural gas and food commodities, with exposure to Russian issuers or issuers in other countries affected by the invasion are likely to have collateral impacts on market sectors globally.
The Fund may invest in REIT securities, the value of which can fall for a variety of reasons, such as declines in rental income, fluctuating interest rates, poor property management, environmental liabilities, uninsured damage, increased competition, or changes in real estate tax laws.
Normally, the Fund invests at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in debt securities issued or guaranteed by the U.S. government, its agencies and instrumentalities, investment grade debt securities (including convertible debt) of corporate or other issuers and cash, cash equivalents and other short-term holdings.
The market prices of the Fund’s fixed income securities may fluctuate significantly when interest rates change. The value of your investment will generally go down when interest rates rise. A rise in interest rates tends to have a greater impact on the prices of longer term or duration securities. For example, if interest rates increase by 1%, the value of a Fund’s holdings with a portfolio duration of ten years would be expected to decrease by 10%, all other things being equal. A general rise in interest rates could adversely affect the price and liquidity of fixed income securities. The maturity of a security may be significantly longer than its effective duration. A security’s maturity and other features may be more relevant than its effective duration in determining the security’s sensitivity to other factors affecting the issuer or markets generally, such as changes in credit quality or in the yield premium that the market may establish for certain types of securities (sometimes called “credit spread”). In general, the longer its maturity, the more a security may be susceptible to these factors. When the credit spread for a fixed income security goes up, or “widens”, the value of the security will generally go down.
If an issuer or guarantor of a security held by the Fund, or a counterparty to a financial contract with the Fund, defaults on its obligation to pay principal and/or interest, has its credit rating downgraded, is perceived to be less creditworthy, or the credit quality or value of any underlying assets declines, the value of your investment will typically decline. Changes in actual or perceived creditworthiness may occur quickly. The Fund could be delayed or hindered in its enforcement of rights against an issuer, guarantor or counterparty.
The Fund may invest up to 20% of its net assets in below investment grade (high-yield) debt securities. Some of these high-yield securities
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may be convertible into equity securities of the issuer. Debt securities rated below investment-grade are commonly referred to as “junk bonds” and are considered speculative with respect to the issuer’s capacity to pay interest and repay principal. These securities involve greater risk of loss, are subject to greater price volatility, and may be less liquid and more difficult to value, especially during periods of economic uncertainty or change, than higher rated debt securities.
The Fund may invest in mortgage-related and asset-backed securities. The value of mortgage-related and asset-backed securities will be influenced by factors affecting the assets underlying such securities. As a result, during periods of declining asset value, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid. Mortgage-backed securities tend to be more sensitive to changes in interest rates than other types of debt securities. These securities are also subject to prepayment and extension risks. Some of these securities may receive little or no collateral protection from the underlying assets and are thus subject to the risk of default. The risk of such defaults is generally higher in the case of mortgage-backed investments offered by non-governmental issuers and those that include so-called “sub-prime” mortgages. The structure of some of these securities may be complex and there may be less available information than for other types of debt securities. Upon the occurrence of certain triggering events or defaults, the Fund may become the holder of underlying assets at a time when those assets may be difficult to sell or may be sold only at a loss.
The Fund may invest in credit risk transfer securities. Credit risk transfer securities are unguaranteed and unsecured debt securities issued by government sponsored enterprises and therefore are not directly linked to or backed by the underlying mortgage loans. As a result, in the event that a government sponsored enterprise fails to pay principal or interest on its credit risk transfer securities or goes through a bankruptcy, insolvency or similar proceeding, holders of such credit risk transfer securities have no direct recourse to the underlying mortgage loans and will generally receive recovery on par with other unsecured note holders in such a scenario. The risks associated with an investment in credit risk transfer securities are different than the risks associated with an investment in mortgage-backed securities issued by Fannie Mae and Freddie Mac, or other government sponsored enterprise or issued by a private issuer, because some or all of the mortgage default or credit risk associated with the underlying mortgage loans is transferred to
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investors. As a result, investors in these securities could lose some or all of their investment in these securities if the underlying mortgage loans default.
The Fund’s investments, payment obligations and financing terms may be based on floating rates, such as LIBOR (London Interbank Offered Rate) or SOFR (Secured Overnight Financing Rate). ICE Benchmark Administration, the administrator of LIBOR, has ceased publication of most LIBOR settings on a representative basis. Actions by regulators have resulted in the establishment of alternative reference rates to LIBOR in most major currencies. In the U.S., a common benchmark replacement is based on the SOFR published by the Federal Reserve Bank of New York, including certain spread adjustments and benchmark replacement conforming changes, although other benchmark replacements (with or without spread adjustments) may be used in certain transactions. The impact of the transition from LIBOR on the Fund’s transactions and financial markets generally cannot yet be determined. The transition away from LIBOR may lead to increased volatility and illiquidity in markets for instruments that have relied on LIBOR and may adversely affect the Fund’s performance.
With the increased use of technologies such as the Internet to conduct business, the Fund is susceptible to operational, information security and related risks. While the Adviser has established business continuity plans in the event of, and risk management systems to prevent, limit or mitigate, such cyber-attacks, there are inherent limitations in such plans and systems, including the possibility that certain risks have not been identified. Furthermore, the Fund cannot control the cybersecurity plans and systems put in place by service providers to the Fund such as the Fund’s custodian and accounting agent, and the Fund’s transfer agent. In addition, many beneficial owners of Fund shares hold them through accounts at broker-dealers, retirement platforms and other financial market participants over which neither the Fund nor the Adviser exercises control. Each of these intermediaries may in turn rely on their service providers, which are also subject to the risk of cyber-attacks. Cybersecurity failures or breaches at the Adviser, service providers or intermediaries may cause disruptions and impact business operations. This may cause financial losses; interference with the Fund’s ability to calculate its net asset value; impediments to trading; the inability of Fund shareholders to effect share purchases; redemptions or exchanges or receive distributions; loss of or unauthorized access to private shareholder information; and violations of applicable privacy; and other laws, regulatory fines, penalties, reputational damage, or additional compliance costs. Such costs and losses may not be covered under any
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insurance. In addition, maintaining vigilance against cyber-attacks may involve substantial costs over time, and system enhancements may themselves be subject to cyber-attacks.
The Fund’s prospectus contains unaudited information regarding the Fund’s principal risks. Please refer to that document when considering the Fund’s principal risks.
H.	Restricted Securities
Restricted Securities are subject to legal or contractual restrictions on resale. Restricted securities generally are resold in transactions exempt from registration under the Securities Act of 1933. Private placement securities are generally considered to be restricted except for those securities traded between qualiﬁed institutional investors under the provisions of Rule 144A of the Securities Act of 1933.
Disposal of restricted investments may involve negotiations and expenses, and prompt sale at an acceptable price may be difﬁcult to achieve. Restricted investments held by the Fund at June 30, 2025 are listed in the Schedule of Investments.
I.	Insurance-Linked Securities (“ILS”)
The Fund invests in ILS. The Fund could lose a portion or all of the principal it has invested in an ILS, and the right to additional interest or dividend payments with respect to the security, upon the occurrence of one or more trigger events, as deﬁned within the terms of an insurance-linked security. Trigger events, generally, are hurricanes, earthquakes, or other natural events of a speciﬁc size or magnitude that occur in a designated geographic region during a speciﬁed time period, and/or that involve losses or other metrics that exceed a speciﬁc amount. There is no way to accurately predict whether a trigger event will occur, and accordingly, ILS carry signiﬁcant risk. The Fund is entitled to receive principal, and interest and/or dividend payments so long as no trigger event occurs of the description and magnitude speciﬁed by the instrument. In addition to the speciﬁed trigger events, ILS may expose the Fund to other risks, including but not limited to issuer (credit) default, adverse regulatory or jurisdictional interpretations and adverse tax consequences.
The Fund’s investments in ILS may include event-linked bonds. ILS also may include special purpose vehicles (“SPVs”) or similar instruments structured to comprise a portion of a reinsurer’s catastrophe-oriented business, known as quota share instruments (sometimes referred to as reinsurance sidecars), or to provide reinsurance relating to speciﬁc risks
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to insurance or reinsurance companies through a collateralized instrument, known as collateralized reinsurance. Structured reinsurance investments also may include industry loss warranties (“ILWs”). A traditional ILW takes the form of a bilateral reinsurance contract, but there are also products that take the form of derivatives, collateralized structures, or exchange-traded instruments.
J.	Repurchase Agreements
Repurchase agreements are arrangements under which the Fund purchases securities from a broker-dealer or a bank, called the counterparty, upon the agreement of the counterparty to repurchase the securities from the Fund at a later date, and at a specific price, which is typically higher than the purchase price paid by the Fund. The securities purchased serve as the Fund’s collateral for the obligation of the counterparty to repurchase the securities. The value of the collateral, including accrued interest, is required to be equal to or in excess of the repurchase price. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Fund’s custodian or a sub-custodian of the Fund. The Adviser is responsible for determining that the value of the collateral remains at least equal to the repurchase price. In the event of a default by the counterparty, the Fund is entitled to sell the securities, but the Fund may not be able to sell them for the price at which they were purchased, thus causing a loss to the Fund. Additionally, if the counterparty becomes insolvent, there is some risk that the Fund will not have a right to the securities, or the immediate right to sell the securities.
Open repurchase agreements at June 30, 2025 are disclosed in the Schedule of Investments.
K.	TBA Purchases and Sales Commitments
The Fund may enter into to-be-announced (TBA) purchases or sales commitments (collectively, “TBA transactions”), pursuant to which it agrees to purchase or sell, respectively, mortgage-backed securities for a fixed unit price, with payment and delivery at a scheduled future date beyond the customary settlement period for such securities. With TBA transactions, the particular securities to be received or delivered by the Fund are not identified at the trade date; however, the securities must meet specified terms, including issuer, rate, and mortgage term, and be within industry-accepted “good delivery” standards. The Fund may enter into TBA transactions with the intention of taking possession of or relinquishing the underlying securities, may elect to extend the settlement by “rolling” the transaction, and/or may use TBA
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transactions to gain or reduce interim exposure to underlying securities. Until settlement, the Fund maintains liquid assets sufficient to settle its commitment to purchase a TBA or, in the case of a sale commitment, the Fund maintains an entitlement to the security to be sold.
To mitigate counterparty risk, the Fund has entered into agreements with TBA counterparties that provide for collateral and the right to offset amounts due to or from those counterparties under specified conditions. Subject to minimum transfer amounts, collateral requirements are determined and transfers made based on the net aggregate unrealized gain or loss on all TBA commitments with a particular counterparty. At any time, the Fund’s risk of loss from a particular counterparty related to its TBA commitments is the aggregate unrealized gain on appreciated TBAs in excess of unrealized loss on depreciated TBAs and collateral received, if any, from such counterparty. As of June 30, 2025, no collateral was pledged by the Fund. Collateral paid to counterparties totaled $3,138,198 for TBAs.
L.	Futures Contracts
The Fund may enter into futures transactions in order to attempt to hedge against changes in interest rates, securities prices and currency exchange rates or to seek to increase total return. Futures contracts are types of derivatives.
All futures contracts entered into by the Fund are traded on a futures exchange. Upon entering into a futures contract, the Fund is required to deposit with a broker an amount of cash or securities equal to the minimum “initial margin” requirements of the associated futures exchange. The amount of cash deposited with the broker as collateral at June 30, 2025 is recorded as “Futures collateral” on the Statement of Assets and Liabilities.
Subsequent payments for futures contracts (“variation margin”) are paid or received by the Fund, depending on the daily fluctuation in the value of the contracts, and are recorded by the Fund as unrealized appreciation or depreciation. Cash received from or paid to the broker related to previous margin movement is held in a segregated account at the broker and is recorded as either “Due from broker for futures” or “Due to broker for futures” on the Statement of Assets and Liabilities. When the contract is closed, the Fund realizes a gain or loss equal to the difference between the opening and closing value of the contract as well as any fluctuation in foreign currency exchange rates where applicable. Futures contracts are subject to market risk, interest rate risk and currency exchange rate risk. Changes in value of the contracts may not directly correlate to the changes in value of the underlying securities. With
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futures, there is reduced counterparty credit risk to the Fund since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.
The average notional values of long position and short position futures contracts during the year ended June 30, 2025 were $1,658,828,926 and $130,960,387, respectively. Open futures contracts outstanding at June 30, 2025 are listed in the Schedule of Investments.
M.	Credit Default Swap Contracts
A credit default swap is a contract between a buyer of protection and a seller of protection against a pre-defined credit event or an underlying reference obligation, which may be a single security or a basket or index of securities. The Fund may buy or sell credit default swap contracts to seek to increase the Fund’s income, or to attempt to hedge the risk of default on portfolio securities. A credit default swap index is used to hedge risk or take a position on a basket of credit entities or indices.
As a seller of protection, the Fund would be required to pay the notional (or other agreed-upon) value of the referenced debt obligation to the counterparty in the event of a default by a U.S. or foreign corporate issuer of a debt obligation, which would likely result in a loss to the Fund. In return, the Fund would receive from the counterparty a periodic stream of payments during the term of the contract, provided that no event of default occurred. The maximum exposure of loss to the seller would be the notional value of the credit default swaps outstanding. If no default occurs, the Fund would keep the stream of payments and would have no payment obligation. The Fund may also buy credit default swap contracts in order to hedge against the risk of default of debt securities, in which case the Fund would function as the counterparty referenced above.
As a buyer of protection, the Fund makes an upfront or periodic payment to the protection seller in exchange for the right to receive a contingent payment. An upfront payment made by the Fund, as the protection buyer, is recorded within the “Swap contracts, at value” line item on the Statement of Assets and Liabilities. Periodic payments received or paid by the Fund are recorded as realized gains or losses on the Statement of Operations.
Credit default swap contracts are marked-to-market daily using valuations supplied by independent sources, and the change in value, if any, is recorded within the “Swap contracts, at value” line item on the Statement of Assets and Liabilities. Payments received or made as a
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result of a credit event or upon termination of the contract are recognized, net of the appropriate amount of the upfront payment, as realized gains or losses on the Statement of Operations.
Credit default swap contracts involving the sale of protection may involve greater risks than if the Fund had invested in the referenced debt instrument directly. Credit default swap contracts are subject to general market risk, liquidity risk, counterparty risk and credit risk. If the Fund is a protection buyer and no credit event occurs, it will lose its investment. If the Fund is a protection seller and a credit event occurs, the value of the referenced debt instrument received by the Fund, together with the periodic payments received, may be less than the amount the Fund pays to the protection buyer, resulting in a loss to the Fund. In addition, obligations under sell protection credit default swaps may be partially offset by net amounts received from settlement of buy protection credit default swaps entered into by the Fund for the same reference obligation with the same counterparty.
The Fund may invest in credit default swap index products (“CDX”). A CDX is a swap on an index of credit default swaps. CDXs allow an investor to manage credit risk or take a position on a basket of credit entities (such as credit default swaps or commercial mortgage-backed securities) in a more efficient manner than transacting in a single-name credit default swap. If a credit event occurs in one of the underlying companies, the protection is paid out via the delivery of the defaulted bond by the buyer of protection in return for a payment of notional value of the defaulted bond by the seller of protection or it may be settled through a cash settlement between the two parties. The underlying company is then removed from the index. If the Fund holds a long position in a CDX, the Fund would indirectly bear its proportionate share of any expenses paid by a CDX. A fund holding a long position in CDXs typically receives income from principal or interest paid on the underlying securities. By investing in CDXs, the Fund could be exposed to liquidity risk, counterparty risk, credit risk of the issuers of the underlying loan obligations and of the CDX markets, and operational risks. If there is a default by the CDX counterparty, the Fund will have contractual remedies pursuant to the agreements related to the transaction. CDXs also bear the risk that the Fund will not be able to meet its obligation to the counterparty.
Certain swap contracts that are cleared through a central clearinghouse are referred to as centrally cleared swaps. All payments made or received by the Fund are pursuant to a centrally cleared swap contract with the central clearing party rather than the original counterparty. Upon entering into a centrally cleared swap contract, the Fund is required to
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make an initial margin deposit, either in cash or in securities. The daily change in value on open centrally cleared contracts is recorded as “Variation margin for centrally cleared swap contracts” on the Statement of Assets and Liabilities. Cash received from or paid to the broker related to previous margin movement is held in a segregated account at the broker and is recorded as either “Due from broker for swaps” or “Due to broker for swaps” on the Statement of Assets and Liabilities. The amount of cash deposited with a broker as collateral at June 30, 2025 is recorded as “Swaps collateral” on the Statement of Assets and Liabilities.
The average notional value of credit default swap contracts buy protection open during the year ended June 30, 2025 was $224,252,000. Open credit default swap contracts at June 30, 2025 are listed in the Schedule of Investments.
2. Investment Advisory Agreement
The Adviser manages the Fund’s portfolio. Management fees payable under the Fund’s Investment Advisory Agreement with the Adviser are calculated daily and paid monthly at the annual rate of 0.40% of the Fund’s average daily net assets up to $500 million, 0.35% of the next $500 million of the Fund’s average daily net assets, 0.30% of the next $1 billion of the Fund’s average daily net assets, 0.25% of the next $8 billion of the Fund’s average daily net assets, and 0.225% of the Fund’s average daily net assets over $10 billion. Prior to the Reorganization, Amundi Asset Management US, Inc. (“Amundi US”) served as the investment adviser of the Predecessor Fund. Under an investment management agreement with Amundi US, the Predecessor Fund paid management fees at the annual rate of 0.40% of the Predecessor Fund's average daily net assets up to $500 million; 0.35% of the next $500 million of the Predecessor Fund's average daily net assets, 0.30% of the next $1 billion of the Predecessor Fund’s average daily net assets, 0.25% of the next $8 billion of the Predecessor Fund’s average daily net assets, and 0.225% of the Predecessor Fund’s average daily net assets over $10 billion. For the year ended June 30, 2025, the effective management fee (excluding waivers and/or assumption of expenses) was equivalent to 0.29% of the Fund’s average daily net assets.
Effective April 1, 2025, the Adviser has contractually agreed to waive its management fee and/or reimburse expenses so that the total annual fund operating expenses (excluding certain items such as interest, taxes, and brokerage commissions) do not exceed 0.81%, 1.46%, 0.36%, 1.11%, and 0.47% of the Fund's Class A, Class C, Class R6, Class R, and Class Y shares, respectively. These expense limitations are in effect through June 6, 2028. The Adviser is permitted to recoup advisory fees waived and expenses
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reimbursed for up to two years after the date of the waiver or reimbursement, subject to the lesser of any operating expense limits in effect at the time of (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. This agreement may only be terminated by the Fund's Board of Trustees. Fees waived and expenses reimbursed during the year ended June 30, 2025 are reflected on the Statement of Operations.
In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund as administrative reimbursements. Reflected on the Statement of Assets and Liabilities is $1,191,372 in management fees payable to the Adviser at June 30, 2025.
3. Compensation of Officers and Trustees
The Fund pays an annual fee to its Trustees. Except for the chief compliance officer, the Fund does not pay any salary or other compensation to its officers. The Fund pays a portion of the chief compliance officer’s compensation for his services as the Fund’s chief compliance officer. The Adviser pays the remaining portion of the chief compliance officer’s compensation. For the year ended June 30, 2025, the Fund paid $247,717 in Officers’ and Trustees’ compensation, which is reflected on the Statement of Operations as Officers’ and Trustees’ fees. At June 30, 2025, on its Statement of Assets and Liabilities, the Fund had a payable for Trustees’ fees of $244 and a payable for administrative expenses of $228,801, which includes the payable for Officers’ compensation.
4. Transfer Agent
BNY Mellon Investment Servicing (US) Inc. serves as the transfer agent to the Fund at negotiated rates. Transfer agent fees and payables shown on the Statement of Operations and the Statement of Assets and Liabilities, respectively, include sub-transfer agent expenses incurred through the Fund’s omnibus relationship contracts.
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In addition, during the periods covered by the financial statements the Fund reimbursed the transfer agent for out-of-pocket expenses incurred by the transfer agent related to shareholder communications activities such as proxy and statement mailings, and outgoing phone calls. For the year ended June 30, 2025, such out-of-pocket expenses by class of shares were as follows:
Shareholder Communications:
Class A	$90,579
Class C	2,840
Class R6	91,199
Class R	2,301
Class Y	125,144
Total	$312,063
5. Distribution and Service Plans
The Fund has adopted a distribution plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act with respect to its Class A, Class C and Class R shares. Pursuant to the Plan, the Fund pays the Distributor 0.25% of the average daily net assets attributable to Class A shares as compensation for personal services and/or account maintenance services or distribution services with regard to Class A shares. Pursuant to the Plan, the Fund also pays the Distributor 1.00% of the average daily net assets attributable to Class C shares. The fee for Class C shares consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class C shares. Pursuant to the Plan, the Fund further pays the Distributor 0.50% of the average daily net assets attributable to Class R shares for distribution services. Reflected on the Statement of Assets and Liabilities is $99,612 in distribution fees payable to the Distributor at June 30, 2025.
The Fund also has adopted a separate service plan for Class R shares (the “Service Plan”). The Service Plan authorizes the Fund to pay securities dealers, plan administrators or other service organizations that agree to provide certain services to retirement plans or plan participants holding shares of the Fund a service fee of up to 0.25% of the Fund’s average daily net assets attributable to Class R shares held by such plans.
In addition, redemptions of Class A and Class C shares may be subject to a contingent deferred sales charge (“CDSC”). A CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within 12 months of purchase. Redemptions of Class C shares within 12 months of purchase are subject to a CDSC of 1.00% based on the lower of cost or market value of shares being redeemed. Shares purchased as part of
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an exchange remain subject to any CDSC that applied to the original purchase of those shares. There is no CDSC for Class R6, Class R or Class Y shares. Proceeds from the CDSCs were paid to the Predecessor Fund’s Distributor. For the year ended June 30, 2025, CDSCs in the amount of $3,364 were paid to Amundi Distributor US, Inc, the Predecessor Fund’s distributor, or to the Distributor.
6. Line of Credit Facility
During the periods covered by these financial statements, the Fund participated in a committed, unsecured revolving line of credit (“credit facility”). Borrowings were used solely for temporary or emergency purposes. The Fund was permitted to borrow up to the lesser of the amount available under the credit facility or the limits set for borrowing by the Fund’s prospectus and the 1940 Act. The Fund participated in a credit facility in the amount of $250 million. The commitment fee with respect to the credit facility was 0.20% of the daily unused portion of each lender’s commitment. For the year ended June 30, 2025, the Fund had no borrowings under the credit facility.
7. Additional Disclosures about Derivative Instruments and Hedging Activities
The Fund’s use of derivatives may enhance or mitigate the Fund’s exposure to the following risks:
Interest rate risk relates to the ﬂuctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.
Credit risk relates to the ability of the issuer of a ﬁnancial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.
Foreign exchange rate risk relates to ﬂuctuations in the value of an asset or liability due to changes in currency exchange rates.
Equity risk relates to the ﬂuctuations in the value of ﬁnancial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange rate risk), whether caused by factors speciﬁc to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.
Commodity risk relates to the risk that the value of a commodity or commodity index will ﬂuctuate based on increases or decreases in the commodities market and factors speciﬁc to a particular industry or commodity.
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The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at June 30, 2025, was as follows:
Statement of Assets and Liabilities	Interest Rate Risk	Credit Risk	Foreign Exchange Rate Risk	Equity Risk	Commodity Risk
Assets
Net unrealized appreciation on futures contracts^	$14,905,996	$—	$—	$—	$—
Total Value	$14,905,996	$—	$—	$—	$—
Liabilities
Centrally cleared swap contracts†	$—	$2,947,749	$—	$—	$—
Total Value	$—	$2,947,749	$—	$—	$—

^	Includes cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only net variation margin is reported within the assets and/or liabilities on the Statement of Assets and Liabilities.
†	Includes cumulative unrealized appreciation (depreciation) of centrally cleared swap contracts as reported in the Schedule of Investments. Only net variation margin is reported within the receivables and/or payables on the Statement of Assets and Liabilities.
The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations by risk exposure at June 30, 2025 was as follows:
Statement of Operations	Interest Rate Risk	Credit Risk	Foreign Exchange Rate Risk	Equity Risk	Commodity Risk
Net Realized Gain (Loss) on
Futures contracts	$10,664,669	$—	$—	$—	$—
Swap contracts	—	(3,093,139)	—	—	—
Total Value	$10,664,669	$(3,093,139)	$—	$—	$—
Change in Net Unrealized Appreciation (Depreciation) on
Futures contracts	$7,332,267	$—	$—	$—	$—
Swap contracts	—	(3,578,723)	—	—	—
Total Value	$7,332,267	$(3,578,723)	$—	$—	$—
8. Unfunded Loan Commitments
The Fund may enter into unfunded loan commitments. Unfunded loan commitments may be partially or wholly unfunded. During the contractual period, the Fund is obliged to provide funding to the borrower upon demand. A fee is earned by the Fund on the unfunded loan commitment and is recorded as interest income on the Statement of Operations. Unfunded loan commitments are fair valued in accordance with the
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valuation policy described in Note 1A and unrealized appreciation or depreciation, if any, is recorded on the Statement of Assets and Liabilities.
As of June 30, 2025, the Fund had no unfunded loan commitments outstanding.
9. Reorganization
On June 6, 2025 (the “Closing Date”), the Predecessor Fund was reorganized with the Fund (the “Reorganization”). Under the terms of an Agreement and Plan of Reorganization, the Predecessor Fund transferred all of its assets and liabilities (other than certain securities that were subject to restriction on transfer) in exchange for shares of the Fund equal in value to those assets and liabilities.  The Reorganization was structured so that the transfer of assets and liabilities did not result in federal tax liability to the Predecessor Fund or its shareholders.  Shareholders holding Class A, Class C, Class K, Class R  and Class Y shares of the Predecessor Fund received Class A, Class C, Class R6, Class R and Class Y shares of the Fund, respectively, in the Reorganization. The investment portfolio of the Predecessor Fund, with an aggregate value of $5,004,389,284 and an identified cost of $5,201,076,440 at June 6, 2025, was the principal asset acquired by the Fund. The Predecessor Fund was the accounting survivor of the Reorganization.  Accordingly, the Predecessor Fund's  performance and financial history have become the performance and financial history of the Fund.
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Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Victory Portfolios IV and the Shareholders of Victory Pioneer Bond Fund (formerly Pioneer Bond Fund):

Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Victory Pioneer Bond Fund (formerly Pioneer Bond Fund) (the “Fund”) (one of the funds constituting Victory Portfolios IV), including the schedule of investments, as of June 30, 2025, and the related statement of operations for the year then ended, the statements of changes in net assets and the financial highlights for each of the two years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of June 30, 2025, and the results of its operations for the year then ended, and the changes in net assets and financial highlights for each of the two years in the period then ended in conformity with accounting principles generally accepted in the United States of America. The financial highlights for the years ended June 30, 2023, 2022, and 2021 were audited by other auditors. Those auditors expressed an unqualified opinion on those financial statements and financial highlights in their report dated August 28, 2023.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the
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effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of June 30, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
DELOITTE & TOUCHE LLP
Boston, Massachusetts
August 22, 2025
We have served as the auditor of one or more of the Pioneer investment companies since 2024.
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Additional Information (unaudited)
Qualified interest income is exempt from nonresident alien (NRA) tax withholding. The percentage of the Fund’s ordinary income distributions derived from qualified interest income was 74.71%.
Results of Special Shareholder Meeting
A Special Shareholder Meeting of Pioneer Bond Fund was held on March 27, 2025, which reconvened on April 28, April 29, and May 27, 2025 to approve an Agreement and Plan of Reorganization pursuant to which Pioneer Bond Fund reorganized into Victory Pioneer Bond Fund.
The voting results were as follows:
Fund	Total Voted	Votes For	Votes Against	Votes Abstained
Pioneer Bond Fund	308,202,326	247,606,873	8,561,189	52,034,263
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Approval of Investment Advisory Agreement with Victory Capital Management Inc.
Victory Capital Management Inc. (“Victory Capital”) serves as the investment adviser to Victory Pioneer Bond Fund (the “Fund”) pursuant to an investment advisory agreement between Victory Capital and the Fund (the “Investment Advisory Agreement”).
The Fund is newly-organized and was established in connection with the reorganization of Pioneer Bond Fund (the “Predecessor Fund”) into the Fund (the “Reorganization”). The Predecessor Fund and the Fund entered into the Reorganization in connection with the contribution of Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, to Victory Capital Holdings, Inc. (“Victory Capital Holdings”), the parent company of Victory Capital (the “Transaction”). The Reorganization was approved by shareholders of the Predecessor Fund at a meeting held on May 27, 2025 and was consummated on June 6, 2025.
The Trustees of the Fund, including all of the Independent Trustees, met to consider the Investment Advisory Agreement at an in-person meeting held on December 16, 2024. The Independent Trustees also served on the Board of Trustees of the Predecessor Fund.
To assist the Trustees in their consideration of the Investment Advisory Agreement, Victory Capital provided extensive information to the Trustees regarding the Reorganization, the Transaction and the investment advisory services to be provided by Victory Capital under the Investment Advisory Agreement.  It was noted that the Board of Trustees of the Predecessor Fund had meetings on May 14-15, 2024, July 22-23, 2024, September 16-17, 2024 and November 12-13, 2024 to consider the Reorganization and that substantially all of the information provided in connection with those meetings was relevant to the Trustees' consideration of the Investment Advisory Agreement.  These meetings included meetings of the full Board of Trustees of the Predecessor Fund and separate meetings of the independent trustees of the Predecessor Funds.  In addition, the independent trustees of the Predecessor Fund met separately on May 23, 2024, June 24, 2024, August 19, 2024, and October 29, 2024, to consider the Reorganization.
Before and during the December 16, 2024 meeting, the Trustees sought additional information as they deemed necessary and appropriate. In connection with their consideration of the Investment Advisory Agreement, the Independent Trustees worked with their independent legal counsel to prepare requests for additional information that were submitted to Victory
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Capital and Amundi US. The Trustees’ requests for information sought information relevant to the Trustees’ consideration of the Investment Advisory Agreement and anticipated impacts of the Reorganization and the Transaction on the Fund and its shareholders. The Independent Trustees met with senior management representatives of Victory Capital and Amundi US on numerous occasions to discuss various aspects of the Reorganization and the Transaction, to review information provided to assist the Independent Trustees in their consideration of the Investment Advisory Agreement, the Reorganization and the Transaction, and to make supplemental due diligence requests for additional information from Victory Capital and Amundi US with respect to the Investment Advisory Agreement, the Reorganization and the Transaction. Victory Capital and Amundi US provided documents and information in response to the requests from the Independent Trustees, as well as made presentations to, and responded to questions from, the Independent Trustees.
Prior to voting on the Investment Advisory Agreement, the Independent Trustees reviewed the Reorganization, the Transaction and the Investment Advisory Agreement with representatives of Amundi US and Victory Capital, counsel to the Fund and counsel to the Independent Trustees. The Independent Trustees also reviewed the Reorganization, the Transaction and the Investment Advisory Agreement with their independent legal counsel in private sessions at which no representatives of Amundi US, Victory Capital or counsel to the Fund were present.
The Trustees’ evaluation of the Investment Advisory Agreement reflected information provided specifically in connection with their review of the Investment Advisory Agreement, as well as, where relevant, information that was previously furnished to the Independent Trustees in connection with the renewal of the Predecessor Fund’s investment advisory agreement with Amundi US (the “Predecessor Fund Investment Advisory Agreement”) at an in-person meeting of the Predecessor Fund’s Board of Trustees held on September 17, 2024 and at other meetings of the Predecessor Fund’s Board of Trustees throughout the prior year.
Among other things, the Trustees considered:
(i) that, in the Transaction, Amundi US would be combined into Victory Capital Holdings in exchange for shares of Victory Capital Holdings issued to Amundi Asset Management S.A.S. (“Amundi”), the parent company of Amundi US, without Amundi becoming a controlling stockholder of Victory Capital Holdings, and that Victory Capital Holdings and Amundi would establish a long-term reciprocal distribution partnership;
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(ii) representations by Victory Capital regarding the reputation, experience, financial strength and resources of Victory Capital and its investment franchises;
(iii) that Victory Capital informed the Trustees that the portfolio managers of the Predecessor Fund were expected to continue to act as portfolio managers of the Fund following the consummation of the Reorganization as members of Pioneer Investments, a planned Victory Capital investment franchise, managing the Fund using the same investment approach under which the Predecessor Fund was managed, and the Trustees considered the historical investment performance record of the Predecessor Fund under such investment approach;
(iv) the non-investment resources, infrastructure and personnel of Victory Capital that would be involved in Victory Capital’s services to the Fund, including Victory Capital’s legal and operational structure, risk management, administrative, legal, compliance and cybersecurity functions;
(v) Victory Capital’s distribution capabilities, including its significant network of intermediary relationships, which may provide additional opportunities for the Fund to grow assets and lower fees and expenses through increased economies of scale;
(vi) Victory Capital’s broad distribution network and a large fund family of Victory Funds may also provide opportunities for asset growth for the Fund and economies of scale through the potential to negotiate lower fee rates from service providers and to determine based on the assets of the entire Victory Fund complex;
(vii) the fact that the contractual advisory fee rate payable by the Fund would be the same as the contractual advisory fee rate payable by the Predecessor Fund;
(viii) the fact that the Independent Trustees received full comparative fee and expense data in connection with their approval of the continuance of the Predecessor Fund Investment Advisory Agreement at the in-person meeting of the Predecessor Fund’s Board of Trustees held on September 17, 2024;
(ix) that Victory Capital agreed with the Trustees that, for at least three years after the closing of the Reorganization, Victory Capital would waive fees and/or reimburse expenses so that the Fund’s total net annual operating expenses (excluding certain customary items) does not exceed the lower of (i) the total net annual operating expenses associated with investing in the Predecessor Fund after application of expense limitation arrangements in effect for the Predecessor Fund, if any, or (ii) the total net
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annual operating expenses of the Predecessor Fund as of the end of the Predecessor Fund’s most recent fiscal year at the time of the closing of the Reorganization, and that the contractual expense limitation agreement permits Victory Capital to recoup advisory fees waived and expenses reimbursed for up to two years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limitation in effect at the time of: (1) the original waiver or expense reimbursement; or (2) recoupment, after giving effect to the recoupment amount;
(x) that the investment objective, principal investment strategies and principal risks of the Fund are the same as those of the Predecessor Fund, except that the Fund is required to invest at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in bonds, which include all fixed income investments other than preferred stock (e.g., debt securities issued or guaranteed by the U.S. government, its agencies and instrumentalities and debt securities (including convertible debt) of corporate or other issuers), while the Predecessor Fund was required to invest at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in debt securities issued or guaranteed by the U.S. government, its agencies and instrumentalities, investment grade debt securities (including convertible debt) of corporate or other issuers and cash, cash equivalents and other short-term holdings;
(xi) that Victory Capital had acquired and integrated several investment management companies;
(xii) that Victory Capital had agreed to conduct, and use reasonable best efforts to cause its affiliates to conduct, its business in compliance with Section 15(f) of the 1940 Act so as not to impose an “unfair burden” on the Fund; and the potential benefits to the shareholders of the Fund, including continuity of portfolio management and operating efficiencies due to the greater scale of Victory Capital that may be achieved from the Reorganization.
(xiii) the potential benefits to the shareholders of the Fund, including continuity of portfolio management and operating efficiencies due to the greater scale of Victory Capital that may be achieved from the Reorganization.
Certain of these considerations are discussed in more detail below.
The Trustees also requested, obtained and considered the following information in connection with their evaluation of the Reorganization, the Transaction and the Investment Advisory Agreement for the Fund: (i) memoranda provided by Fund counsel that summarized the legal
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standards and other considerations that are relevant to the Trustees in their deliberations regarding the Investment Advisory Agreement; and (ii) the financial statements of Victory Capital, a profitability analysis provided by Victory Capital, and an analysis from Victory Capital as to possible economies of scale. The Independent Trustees further considered materials provided in connection with their review of the Predecessor Fund Investment Advisory Agreement, including information regarding the qualifications of the investment management team for the Fund, as well as the level of investment by the Fund’s portfolio managers in the Fund. In addition, the Independent Trustees considered the information provided at and in connection with regularly scheduled meetings of the Board of Trustees of the Predecessor Fund throughout the year regarding the Predecessor Fund’s performance and risk attributes, including through meetings with investment management personnel, and took into account other information related to the Predecessor Fund provided to the Independent Trustees at regularly scheduled meetings.
At the December 16, 2024 meeting, based on their evaluation of the information provided, the Trustees including the Independent Trustees voting separately, approved the Investment Advisory Agreement. In approving the Investment Advisory Agreement, the Trustees considered various factors that they determined were relevant, including the factors described below. The Trustees did not identify any single factor as the controlling factor in their determinations.
Nature, Extent and Quality of Services
The Trustees considered that the Fund is newly-organized and was established in connection with the Reorganization. The Trustees considered that the investment objective, principal investment strategies and principal risks of the Fund are the same as those of the Predecessor Fund, except that the Fund is required to invest at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in bonds, which include all fixed income investments other than preferred stock (e.g., debt securities issued or guaranteed by the U.S. government, its agencies and instrumentalities and debt securities (including convertible debt) of corporate or other issuers), while the Predecessor Fund was required to invest at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in debt securities issued or guaranteed by the U.S. government, its agencies and instrumentalities, investment grade debt securities (including convertible debt) of corporate or other issuers and cash, cash equivalents and other short-term holdings.
The Trustees considered the nature, extent and quality of the services that had been provided by Amundi US to the Predecessor Fund and that were
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expected to be provided by Victory Capital to the Fund following the consummation of the Reorganization, taking into account the investment objective and principal investment strategies of the Fund.
The Trustees considered information provided by Victory Capital regarding its business and operating structure, scale of operations, leadership and reputation. The Trustees also considered the capabilities, resources, and personnel of Victory Capital, in order to determine whether Victory Capital is capable of providing at least the same level of investment management services provided to the Predecessor Fund. The Trustees received information regarding Victory Capital’s plans to integrate Amundi US investment personnel into Victory Capital as members of Pioneer Investments, a Victory Capital investment franchise. The Independent Trustees noted that they had considered the qualifications of the portfolio managers at Amundi US at meetings of the Predecessor Fund’s Board of Trustees held prior to September 17, 2024.
The Trustees considered the non-investment resources, infrastructure and personnel of Victory Capital that would be involved in Victory Capital’s services to the Fund, including Victory Capital’s compliance, risk management, cybersecurity and legal resources and personnel. The Trustees also reviewed information provided by Victory Capital related to its business, legal, and regulatory affairs, including information regarding the resources available to Victory Capital to provide the services specified under the Investment Advisory Agreement. The Trustees also considered Victory Capital’s financial condition, and noted that Victory Capital was expected to be able to provide a high level of service to the Fund and continuously invest and re-invest in its investment management business.
The Trustees considered that Amundi US supervised and monitored the performance of the Predecessor Fund’s service providers and provided the Predecessor Fund with personnel (including Fund officers) and other resources that were necessary for the Predecessor Fund’s business management and operations, and considered the personnel and resources that Victory Capital proposed to provide with respect to such services for the Fund under the Investment Advisory Agreement. The Trustees also considered that, as administrator, Amundi US was responsible for the administration of the Predecessor Fund’s business and other affairs and that, following the Reorganization, Victory Capital would be responsible for the administration of the Fund’s business and other affairs. The Trustees considered that the fees Victory Capital would charge for administration services were higher than the fees that Amundi US received as reimbursement for services rendered, and considered Victory Capital’s explanation of the reasons for the differences in administration fees charged by Victory Capital and Amundi US as well as the expense
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limitation arrangement proposed to be implemented for the Fund for at least three years following the completion of the Reorganization.
Based on these considerations, the Trustees concluded that the nature, extent and quality of services that Victory Capital would provide to the Fund would be satisfactory and consistent with the terms of the Investment Advisory Agreement.
Performance of the Fund
The Fund is newly-organized and does not have a performance history. The Trustees considered that the Fund succeeded to the performance history of the Predecessor Fund in the Reorganization. In considering the Predecessor Fund’s performance, the Independent Trustees regularly reviewed and discussed throughout the year data and information comparing the Predecessor Fund’s performance with the performance of its peer group of funds, as classified by Morningstar, Inc. (Morningstar), and with the performance of the Predecessor Fund’s benchmark index. They also discussed the Predecessor Fund’s performance with the Predecessor Fund’s portfolio managers on a regular basis. The Independent Trustees’ regular reviews and discussions with respect to the Predecessor Fund were factored into the Trustees’ deliberations concerning the approval of the Investment Advisory Agreement.
In addition, the Trustees considered that the Predecessor Fund’s portfolio managers were expected to continue to act as portfolio managers of the Fund following the consummation of the Reorganization as members of Pioneer Investments, a Victory Capital investment franchise. The Trustees also considered that the investment objective and principal investment strategies of the Fund are the same as those of the Predecessor Fund, except that the Fund is required to invest at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in bonds, which include all fixed income investments other than preferred stock (e.g., debt securities issued or guaranteed by the U.S. government, its agencies and instrumentalities and debt securities (including convertible debt) of corporate or other issuers), while the Predecessor Fund was required to invest at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in debt securities issued or guaranteed by the U.S. government, its agencies and instrumentalities, investment grade debt securities (including convertible debt) of corporate or other issuers and cash, cash equivalents and other short-term holdings.
Advisory Fee and Expenses
The Independent Trustees considered that the contractual advisory fee rate payable by the Fund under the Investment Advisory Agreement would be
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the same as the contractual advisory fee rate payable by the Predecessor Fund. The Independent Trustees also considered that, for at least three years after the close of the Reorganization, Victory Capital had agreed to waive fees and/or reimburse expenses of the Fund so that its total net operating expenses (excluding certain customary items) does not exceed the lower of (i) the total net annual operating expenses associated with investing in the Predecessor Fund after application of expense limitation arrangements in effect for the Predecessor Fund, if any, or (ii) the total net annual operating expenses of the Predecessor Fund as of the end of the Predecessor Fund’s most recent fiscal year, at the time of the closing of the Reorganization. The Independent Trustees also considered that they had received full comparative fee and expense data in connection with their approval of the continuance of the Predecessor Fund Investment Advisory Agreement at the in-person meeting of the Predecessor Fund’s Board of Trustees held on September 17, 2024. The Trustees concluded that the proposed advisory fee payable by the Fund to Victory Capital was reasonable in relation to the nature and quality of services to be provided by Victory Capital.
Profitability
The Trustees considered information provided by Victory Capital regarding the estimated profitability of Victory Capital with respect to the advisory services proposed to be provided by Victory Capital to the Fund, including the methodology used by Victory Capital in allocating certain of its costs to the management of the Fund. The Trustees also considered Victory Capital’s estimated profit margins in connection with the overall operation of the Fund. The Trustees considered the investments Victory Capital expected to make to support and grow the Pioneer funds brand and the costs to integrate the Amundi US/Pioneer Funds business into Victory Capital. The Trustees also considered information regarding Victory Capital’s profit margins with respect to the funds it currently manages. The Trustees considered Victory Capital’s representation that the fully integrated Amundi US/Pioneer Funds business, including investments to support ongoing growth, was expected to have a positive impact on Victory Capital’s overall financial profitability. The Trustees considered Victory Capital’s current profit margins in comparison to the limited industry data available and noted that the profitability of any adviser was affected by numerous factors, including its organizational structure and method for allocating expenses. The Trustees concluded that Victory Capital’s estimated profitability with respect to the management of the Fund was not unreasonable.
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Economies of Scale
The Trustees considered the extent to which Victory Capital may realize economies of scale or other efficiencies in managing and supporting the Fund. The Trustees noted the breakpoints in the management fee schedule. The Trustees recognize that economies of scale are difficult to identify and quantify, and that, among other factors that may be relevant, are the following: fee levels, expense subsidization, investment by Victory Capital in research and analytical capabilities and Victory Capital’s commitment and resource allocation to the Fund. The Trustees noted that profitability also may be an indicator of the availability of any economies of scale, although profitability may vary for other reasons including due to reductions in expenses. The Trustees concluded that economies of scale, if any, would be appropriately shared with the Fund.
Other Benefits
The Trustees considered the other benefits that Victory Capital may enjoy from its relationship with the Fund. The Trustees considered the character and amount of fees to be paid by the Fund, other than under the Investment Advisory Agreement, for services to be provided by Victory Capital and its affiliates. The Trustees further considered the revenues and profitability of Victory Capital’s businesses other than the Fund business. To the extent applicable, the Trustees also considered the potential benefits to the Fund and to Victory Capital and its affiliates from the use of “soft” commission dollars generated by the Fund to pay for research and brokerage services.
The Trustees noted that the completion of the Transaction would result in a long-term reciprocal distribution partnership between Amundi and Victory Capital, and that Victory Capital may benefit from Amundi’s ability to market the services of Victory Capital globally, including in an increase of the overall scale of Victory Capital. The Trustees considered that the Transaction would significantly increase Victory Capital’s assets under management and expand Victory Capital’s investment capabilities. The Trustees considered that this increased size and diversification could facilitate Victory Capital’s continued investment in its business and products, which Victory Capital would be able to leverage across a broader base of assets. The Trustees considered that Victory Capital and the Fund are expected to receive reciprocal intangible benefits from the relationship, including mutual brand recognition. The Trustees concluded that any such benefits received by Victory Capital as a result of its relationship with the Fund were reasonable.
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Conclusion
After consideration of the factors described above as well as other factors, the Trustees, including the Independent Trustees, concluded that the Investment Advisory Agreement, including the fees payable thereunder, was fair and reasonable and voted to approve the Investment Advisory Agreement.
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How to Contact Victory Capital
We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.
Call us for:

Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms
1-800-225-6292
Visit our web site: vcm.com
This report must be preceded or accompanied by a prospectus.
The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the Commission’s web site at https://sec.gov.

Victory Capital Management, Inc.
60 State Street
Boston, MA 02109
vcm.com
Securities offered through Victory Capital Services, Inc.
60 State Street, Boston, MA 02109
Underwriter of Victory Funds, Member SIPC
© 2025 Victory Capital Management, Inc. 19398-AFR-0825

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

N/A

ITEM 9. PROXY DISCLOSURE FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES. (Unaudited)

Proxy disclosures, if any, are included as part of the Financial Statements filed under Item 7 of this Form

Item 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES. (Unaudited)

Each Board Member also serves as a Board Member of other Funds in the Pioneer Family of Funds complex. Annual retainer fees and attendance fees are allocated to each Fund based on net assets. Trustees’ fees paid by the Fund are within Item 7. Statement of Operations as Trustees’ fees and expenses.

Item 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESMENT ADVISORY CONTRACT. (Unaudited)

Approval of Investment Advisory Agreement with Victory Capital Management Inc.

Victory Capital Management Inc. (“Victory Capital”) serves as the investment adviser to Victory Pioneer Bond Fund (the “Fund”) pursuant to an investment advisory agreement between Victory Capital and the Fund (the “Investment Advisory Agreement”).

The Fund is newly-organized and was established in connection with the reorganization of Pioneer Bond Fund (the “Predecessor Fund”) into the Fund (the “Reorganization”). The Predecessor Fund and the Fund entered into the Reorganization in connection with the contribution of Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, to Victory Capital Holdings, Inc. (“Victory Capital Holdings”), the parent company of Victory Capital (the “Transaction”). The Reorganization was approved by shareholders of the Predecessor Fund at a meeting held on May 27, 2025 and was consummated on June 6, 2025.

The Trustees of the Fund, including all of the Independent Trustees, met to consider the Investment Advisory Agreement at an in-person meeting held on December 16, 2024. The Independent Trustees also served on the Board of Trustees of the Predecessor Fund.

To assist the Trustees in their consideration of the Investment Advisory Agreement, Victory Capital provided extensive information to the Trustees regarding the Reorganization, the Transaction and the investment advisory services to be provided by Victory Capital under the Investment Advisory Agreement. It was noted that the Board of Trustees of the Predecessor Fund had meetings on May 14-15, 2024, July 22-23, 2024, September 16-17, 2024 and November 12-13, 2024 to consider the Reorganization and that substantially all of the information provided in connection with those meetings was relevant to the Trustees’ consideration of the Investment Advisory Agreement. These meetings included meetings of the full Board of Trustees of the Predecessor Fund and separate meetings of the independent trustees of the Predecessor Funds. In addition, the independent trustees of the Predecessor Fund met separately on May 23, 2024, June 24, 2024, August 19, 2024, and October 29, 2024, to consider the Reorganization.

Before and during the December 16, 2024 meeting, the Trustees sought additional information as they deemed necessary and appropriate. In connection with their consideration of the Investment Advisory Agreement, the Independent Trustees worked with their independent legal counsel to prepare requests for additional information that were submitted to Victory Capital and Amundi US. The Trustees’ requests for information sought information relevant to the Trustees’ consideration of the Investment Advisory Agreement and anticipated impacts of the Reorganization and the Transaction on the Fund and its shareholders. The Independent Trustees met with senior management representatives of Victory Capital and Amundi US on numerous occasions to discuss various aspects of the Reorganization and the Transaction, to review information provided to assist the Independent Trustees in their consideration of the Investment Advisory Agreement, the Reorganization and the Transaction, and to make supplemental due diligence requests for additional information from Victory Capital and Amundi US with respect to the Investment Advisory Agreement, the Reorganization and the Transaction. Victory Capital and Amundi US provided documents and information in response to the requests from the Independent Trustees, as well as made presentations to, and responded to questions from, the Independent Trustees.

Prior to voting on the Investment Advisory Agreement, the Independent Trustees reviewed the Reorganization, the Transaction and the Investment Advisory Agreement with representatives of Amundi US and Victory Capital, counsel to the Fund and counsel to the Independent Trustees. The Independent Trustees also reviewed the Reorganization, the Transaction and the Investment Advisory Agreement with their independent legal counsel in private sessions at which no representatives of Amundi US, Victory Capital or counsel to the Fund were present.

The Trustees’ evaluation of the Investment Advisory Agreement reflected information provided specifically in connection with their review of the Investment Advisory Agreement, as well as, where relevant, information that was previously furnished to the Independent Trustees in connection with the renewal of the Predecessor Fund’s investment advisory agreement with Amundi US (the “Predecessor Fund Investment Advisory Agreement”) at an in-person meeting of the Predecessor Fund’s Board of Trustees held on September 17, 2024 and at other meetings of the Predecessor Fund’s Board of Trustees throughout the prior year.

Among other things, the Trustees considered:

(i) that, in the Transaction, Amundi US would be combined into Victory Capital Holdings in exchange for shares of Victory Capital Holdings issued to Amundi Asset Management S.A.S. (“Amundi”), the parent company of Amundi US, without Amundi becoming a controlling stockholder of Victory Capital Holdings, and that Victory Capital Holdings and Amundi would establish a long-term reciprocal distribution partnership;

(ii) representations by Victory Capital regarding the reputation, experience, financial strength and resources of Victory Capital and its investment franchises;

(iii) that Victory Capital informed the Trustees that the portfolio managers of the Predecessor Fund were expected to continue to act as portfolio managers of the Fund following the consummation of the Reorganization as members of Pioneer Investments, a planned Victory Capital investment franchise, managing the Fund using the same investment approach under which the Predecessor Fund was managed, and the Trustees considered the historical investment performance record of the Predecessor Fund under such investment approach;

(iv) the non-investment resources, infrastructure and personnel of Victory Capital that would be involved in Victory Capital’s services to the Fund, including Victory Capital’s legal and operational structure, risk management, administrative, legal, compliance and cybersecurity functions;

(v) Victory Capital’s distribution capabilities, including its significant network of intermediary relationships, which may provide additional opportunities for the Fund to grow assets and lower fees and expenses through increased economies of scale;

(vi) Victory Capital’s broad distribution network and a large fund family of Victory Funds may also provide opportunities for asset growth for the Fund and economies of scale through the potential to negotiate lower fee rates from service providers and to determine based on the assets of the entire Victory Fund complex;

(vii) the fact that the contractual advisory fee rate payable by the Fund would be the same as the contractual advisory fee rate payable by the Predecessor Fund;

(viii) the fact that the Independent Trustees received full comparative fee and expense data in connection with their approval of the continuance of the Predecessor Fund Investment Advisory Agreement at the in-person meeting of the Predecessor Fund’s Board of Trustees held on September 17, 2024;

(ix) that Victory Capital agreed with the Trustees that, for at least three years after the closing of the Reorganization, Victory Capital would waive fees and/or reimburse expenses so that the Fund’s total net annual operating expenses (excluding certain customary items) does not exceed the lower of (i) the total net annual operating expenses associated with investing in the Predecessor Fund after application of expense limitation arrangements in effect for the Predecessor Fund, if any, or (ii) the total net annual operating expenses of the Predecessor Fund as of the end of the Predecessor Fund’s most recent fiscal year at the time of the closing of the Reorganization, and that the contractual expense limitation agreement permits Victory Capital to recoup advisory fees waived and expenses reimbursed for up to two years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limitation in effect at the time of: (1) the original waiver or expense reimbursement; or (2) recoupment, after giving effect to the recoupment amount;

(x) that the investment objective, principal investment strategies and principal risks of the Fund are the same as those of the Predecessor Fund, except that the Fund is required to invest at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in bonds, which include all fixed income investments other than preferred stock (e.g., debt securities issued or guaranteed by the U.S. government, its agencies and instrumentalities and debt securities (including convertible debt) of corporate or other issuers), while the Predecessor Fund was required to invest at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in debt securities issued or guaranteed by the U.S. government, its agencies and instrumentalities, investment grade debt securities (including convertible debt) of corporate or other issuers and cash, cash equivalents and other short-term holdings;

(xi) that Victory Capital had acquired and integrated several investment management companies;

(xii) that Victory Capital had agreed to conduct, and use reasonable best efforts to cause its affiliates to conduct, its business in compliance with Section 15(f) of the 1940 Act so as not to impose an “unfair burden” on the Fund; and the potential benefits to the shareholders of the Fund, including continuity of portfolio management and operating efficiencies due to the greater scale of Victory Capital that may be achieved from the Reorganization.

(xiii) the potential benefits to the shareholders of the Fund, including continuity of portfolio management and operating efficiencies due to the greater scale of Victory Capital that may be achieved from the Reorganization.

Certain of these considerations are discussed in more detail below.

The Trustees also requested, obtained and considered the following information in connection with their evaluation of the Reorganization, the Transaction and the Investment Advisory Agreement for the Fund:

(i) memoranda provided by Fund counsel that summarized the legal standards and other considerations that are relevant to the Trustees in their deliberations regarding the Investment Advisory Agreement; and

(ii) the financial statements of Victory Capital, a profitability analysis provided by Victory Capital, and an analysis from Victory Capital as to possible economies of scale. The Independent Trustees further considered materials provided in connection with their review of the Predecessor Fund Investment Advisory Agreement, including information regarding the qualifications of the investment management team for the Fund, as well as the level of investment by the Fund’s portfolio managers in the Fund. In addition, the Independent Trustees considered the information provided at and in connection with regularly scheduled meetings of the Board of Trustees of the Predecessor Fund throughout the year regarding the Predecessor Fund’s performance and risk attributes, including through meetings with investment management personnel, and took into account other information related to the Predecessor Fund provided to the Independent Trustees at regularly scheduled meetings. At the December 16, 2024 meeting, based on their evaluation of the information provided, the Trustees including the Independent Trustees voting separately, approved the Investment Advisory Agreement. In approving the Investment Advisory Agreement, the Trustees considered various factors that they determined were relevant, including the factors described below. The Trustees did not identify any single factor as the controlling factor in their determinations.

Nature, Extent and Quality of Services

The Trustees considered that the Fund is newly-organized and was established in connection with the Reorganization. The Trustees considered that the investment objective, principal investment strategies and principal risks of the Fund are the same as those of the Predecessor Fund, except that the Fund is required to invest at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in bonds, which include all fixed income investments other than preferred stock (e.g., debt securities issued or guaranteed by the U.S. government, its agencies and instrumentalities and debt securities (including convertible debt) of corporate or other issuers), while the Predecessor Fund was required to invest at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in debt securities issued or guaranteed by the U.S. government, its agencies and instrumentalities, investment grade debt securities (including convertible debt) of corporate or other issuers and cash, cash equivalents and other short-term holdings.

The Trustees considered the nature, extent and quality of the services that had been provided by Amundi US to the Predecessor Fund and that were expected to be provided by Victory Capital to the Fund following the consummation of the Reorganization, taking into account the investment objective and principal investment strategies of the Fund.

The Trustees considered information provided by Victory Capital regarding its business and operating structure, scale of operations, leadership and reputation. The Trustees also considered the capabilities, resources, and personnel of Victory Capital, in order to determine whether Victory Capital is capable of providing at least the same level of investment management services provided to the Predecessor Fund. The Trustees received information regarding Victory Capital’s plans to integrate Amundi US investment personnel into Victory Capital as members of Pioneer Investments, a Victory Capital investment franchise. The Independent Trustees noted that they had considered the qualifications of the portfolio managers at Amundi US at meetings of the Predecessor Fund’s Board of Trustees held prior to September 17, 2024.

The Trustees considered the non-investment resources, infrastructure and personnel of Victory Capital that would be involved in Victory Capital’s services to the Fund, including Victory Capital’s compliance, risk management, cybersecurity and legal resources and personnel. The Trustees also reviewed information provided by Victory Capital related to its business, legal, and regulatory affairs, including information regarding the resources available to Victory Capital to provide the services specified under the Investment Advisory Agreement. The Trustees also considered Victory Capital’s financial condition, and noted that Victory Capital was expected to be able to provide a high level of service to the Fund and continuously invest and re-invest in its investment management business. The Trustees considered that Amundi US supervised and monitored the performance of the Predecessor Fund’s service providers and provided the Predecessor Fund with personnel (including Fund officers) and other resources that were necessary for the Predecessor Fund’s business management and operations, and considered the personnel and resources that Victory Capital proposed to provide with respect to such services for the Fund under the Investment Advisory Agreement. The Trustees also considered that, as administrator, Amundi US was responsible for the administration of the Predecessor Fund’s business and other affairs and that, following the Reorganization, Victory Capital would be responsible for the administration of the Fund’s business and other affairs. The Trustees considered that the fees Victory Capital would charge for administration services were higher than the fees that Amundi US received as reimbursement for services rendered, and considered Victory Capital’s explanation of the reasons for the differences in administration fees charged by Victory Capital and Amundi US as well as the expense limitation arrangement proposed to be implemented for the Fund for at least three years following the completion of the Reorganization. Based on these considerations, the Trustees concluded that the nature, extent and quality of services that Victory Capital would provide to the Fund would be satisfactory and consistent with the terms of the Investment Advisory Agreement.

Performance of the Fund

The Fund is newly-organized and does not have a performance history. The Trustees considered that the Fund succeeded to the performance history of the Predecessor Fund in the Reorganization. In considering the Predecessor Fund’s performance, the Independent Trustees regularly reviewed and discussed throughout the year data and information comparing the Predecessor Fund’s performance with the performance of its peer group of funds, as classified by Morningstar, Inc. (Morningstar), and with the performance of the Predecessor Fund’s benchmark index. They also discussed the Predecessor Fund’s performance with the Predecessor Fund’s portfolio managers on a regular basis. The Independent Trustees’ regular reviews and discussions with respect to the Predecessor Fund were factored into the Trustees’ deliberations concerning the approval of the Investment Advisory Agreement.

In addition, the Trustees considered that the Predecessor Fund’s portfolio managers were expected to continue to act as portfolio managers of the Fund following the consummation of the Reorganization as members of Pioneer Investments, a Victory Capital investment franchise. The Trustees also considered that the investment objective and principal investment strategies of the Fund are the same as those of the Predecessor Fund, except that the Fund is required to invest at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in bonds, which include all fixed income investments other than preferred stock (e.g., debt securities issued or guaranteed by the U.S. government, its agencies and instrumentalities and debt securities (including convertible debt) of corporate or other issuers), while the Predecessor Fund was required to invest at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in debt securities issued or guaranteed by the

U.S. government, its agencies and instrumentalities, investment grade debt securities (including convertible debt) of corporate or other issuers and cash, cash equivalents and other short-term holdings.

Advisory Fee and Expenses

The Independent Trustees considered that the contractual advisory fee rate payable by the Fund under the Investment Advisory Agreement would be the same as the contractual advisory fee rate payable by the Predecessor Fund. The Independent Trustees also considered that, for at least three years after the close of the Reorganization, Victory Capital had agreed to waive fees and/or reimburse expenses of the Fund so that its total net operating expenses (excluding certain customary items) does not exceed the lower of (i) the total net annual operating expenses associated with investing in the Predecessor Fund after application of expense limitation arrangements in effect for the Predecessor Fund, if any, or (ii) the total net annual operating expenses of the Predecessor Fund as of the end of the Predecessor Fund’s most recent fiscal year, at the time of the closing of the Reorganization. The Independent Trustees also considered that they had received full comparative fee and expense data in connection with their approval of the continuance of the Predecessor Fund Investment Advisory Agreement at the in-person meeting of the Predecessor Fund’s Board of Trustees held on September 17, 2024. The Trustees concluded that the proposed advisory fee payable by the Fund to Victory Capital was reasonable in relation to the nature and quality of services to be provided by Victory Capital.

Profitability

The Trustees considered information provided by Victory Capital regarding the estimated profitability of Victory Capital with respect to the advisory services proposed to be provided by Victory Capital to the Fund, including the methodology used by Victory Capital in allocating certain of its costs to the management of the Fund. The Trustees also considered Victory Capital’s estimated profit margins in connection with the overall operation of the Fund. The Trustees considered the investments Victory Capital expected to make to support and grow the Pioneer funds brand and the costs to integrate the Amundi US/Pioneer Funds business into Victory Capital. The Trustees also considered information regarding Victory Capital’s profit margins with respect to the funds it currently manages. The Trustees considered Victory Capital’s representation that the fully integrated Amundi US/Pioneer Funds business, including investments to support ongoing growth, was expected to have a positive impact on Victory Capital’s overall financial profitability. The Trustees considered Victory Capital’s current profit margins in comparison to the limited industry data available and noted that the profitability of any adviser was affected by numerous factors, including its organizational structure and method for allocating expenses. The Trustees concluded that Victory Capital’s estimated profitability with respect to the management of the Fund was not unreasonable.

Economies of Scale

The Trustees considered the extent to which Victory Capital may realize economies of scale or other efficiencies in managing and supporting the Fund. The Trustees noted the breakpoints in the management fee schedule. The Trustees recognize that economies of scale are difficult to identify and quantify, and that, among other factors that may be relevant, are the following: fee levels, expense subsidization, investment by Victory Capital in research and analytical capabilities and Victory Capital’s commitment and resource allocation to the Fund. The Trustees noted that profitability also may be an indicator of the availability of any economies of scale, although profitability may vary for other reasons including due to reductions in expenses. The Trustees concluded that economies of scale, if any, would be appropriately shared with the Fund.

Other Benefits

The Trustees considered the other benefits that Victory Capital may enjoy from its relationship with the Fund. The Trustees considered the character and amount of fees to be paid by the Fund, other than under the Investment Advisory Agreement, for services to be provided by Victory Capital and its affiliates. The Trustees further considered the revenues and profitability of Victory Capital’s businesses other than the Fund business. To the extent applicable, the Trustees also considered the potential benefits to the Fund and to Victory Capital and its affiliates from the use of “soft” commission dollars generated by the Fund to pay for research and brokerage services.

The Trustees noted that the completion of the Transaction would result in a long-term reciprocal distribution partnership between Amundi and Victory Capital, and that Victory Capital may benefit from Amundi’s ability to market the services of Victory Capital globally, including in an increase of the overall scale of Victory Capital. The Trustees considered that the Transaction would significantly increase Victory Capital’s assets under management and expand Victory Capital’s investment capabilities. The Trustees considered that this increased size and diversification could facilitate Victory Capital’s continued investment in its business and products, which Victory Capital would be able to leverage across a broader base of assets. The Trustees considered that Victory Capital and the Fund are expected to receive reciprocal intangible benefits from the relationship, including mutual brand recognition. The Trustees concluded that any such benefits received by Victory Capital as a result of its relationship with the Fund were reasonable.

Conclusion

After consideration of the factors described above as well as other factors, the Trustees, including the Independent Trustees, concluded that the Investment Advisory Agreement, including the fees payable thereunder, was fair and reasonable and voted to approve the Investment Advisory Agreement.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES. (Unaudited)

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company’s investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company’s investment adviser, or any other third party, that the company uses, or that are used on the company’s behalf, to determine how to vote proxies relating to portfolio securities.

N/A

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a) If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR, provide the following information:

(1) State the name, title, and length of service of the person or persons employed by or associated with the registrant or an investment adviser of the registrant who are primarily responsible for the day-to-day management of the registrant’s portfolio (“Portfolio Manager”). Also state each Portfolio Manager’s business experience during the past 5 years.

N/A

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

(a) If the registrant is a closed-end management investment company, in the following tabular format, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any affiliated purchaser, as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrant’s equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

N/A

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-R(17 CFR 229.407)(as required by Item 22(b)(15)) of Schedule 14A (17 CFR 240.14a-101), or this Item.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors since the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-R of Schedule 14(A) in its definitive proxy statement, or this item.

ITEM 16. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant’s principal executive and principal financials officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30(a)-3(b) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures are effective based on the evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a) If the registrant is a closed-end management investment company, provide the following dollar amounts of income and compensation related to the securities lending activities of the registrant during its most recent fiscal year:

N/A

(1) Gross income from securities lending activities;

N/A

(2) All fees and/or compensation for each of the following securities lending activities and related services: any share of revenue generated by the securities lending program paid to the securities lending agent(s) (revenue split); fees paid for cash collateral management services (including fees deducted from a pooled cash collateral reinvestment vehicle) that are not included in the revenue split; administrative fees that are not included in the revenue split; fees for indemnification that are not included in the revenue split; rebates paid to borrowers; and any other fees relating to the securities lending program that are not included in the revenue split, including a description of those other fees;

N/A

(3) The aggregate fees/compensation disclosed pursuant to paragraph (2); and

N/A

(4) Net income from securities lending activities (i.e., the dollar amount in paragraph (1) minus the dollar amount in paragraph (3)).

If a fee for a service is included in the revenue split, state that the fee is included in the revenue split.

N/A

(b) If the registrant is a closed-end management investment company, describe the services provided to the registrant by the securities lending agent in the registrants most recent fiscal year.

N/A

Item 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

N/A

ITEM 19. EXHIBITS.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) , exactly as set forth below: Filed herewith.

(b) Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(3) Not applicable.

SIGNATURES

[See General Instruction F]

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Victory Portfolios IV

By (Signature and Title)* /s/ Thomas Dusenberry

Thomas Dusenberry, President and Principal Executive Officer

Date September 5, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Thomas Dusenberry

Thomas Dusenberry, President and Principal Executive Officer

Date September 5, 2025

By (Signature and Title)* /s/ Carol D. Trevino

Carol D. Trevino, Treasurer Principal Financial Officer

Date September 5, 2025

*	Print the name and title of each signing officer under his or her signature.